                                  GOLD TRACK
                               GOLD TRACK SELECT


                      STATEMENT OF ADDITIONAL INFORMATION


                                     DATED



                                  MAY 1, 2015



                                      FOR


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES


                                   ISSUED BY



                         METLIFE INSURANCE COMPANY USA

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated May 1,

2015. A copy of the Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company USA, 4700 Westown Parkway, Ste. 200, West

Des Moines, IA 50266, or by calling 1-800-842-9406, or by accessing the

Securities and Exchange Commission's website at http://www.sec.gov.
                                                ------------------

The SAI contains information in addition to the information described in the Prospectus for the Variable Annuity Contracts (the "Contract(s)") offered by MetLife Insurance Company USA ("we", "our", or the "Company").





























                                                                  MIC-Book-15-16

                               TABLE OF CONTENTS



                                                                                    PAGE
                                                                                   -----
THE INSURANCE COMPANY.............................................................    2
SERVICES..........................................................................    2
PRINCIPAL UNDERWRITER.............................................................    2
CUSTODIAN.........................................................................    2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.................................    2
CALCULATION OF ANNUITY UNIT VALUE.................................................    3
CALCULATION OF MONEY MARKET YIELD.................................................    4
TAXES.............................................................................    4
   Qualified Annuity Contracts....................................................    4
   Types of Qualified Plans.......................................................    4
   ERISA..........................................................................    5
   Federal Estate Taxes...........................................................    6
   Generation-Skipping Transfer Tax...............................................    6
   Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations.......    6
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.....................................    6
CONDENSED FINANCIAL INFORMATION -- Gold Track.....................................    8
CONDENSED FINANCIAL INFORMATION -- Gold Track Select MUSA.........................   47
FINANCIAL STATEMENTS..............................................................    1

                             THE INSURANCE COMPANY


MetLife Insurance Company USA ("MetLife USA") is a stock insurance company chartered in 1863 in Connecticut and currently subject to the laws in the state of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct life insurance business in all states of the United States except New York, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. MetLife USA is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. MetLife USA's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


                                    SERVICES


FASCore LLC ("Fascore"), which has its principal office at 8525 East Orchard Road, Greenwood Village, Colorado 80111, provides recordkeeping services to Us in connection with Our administration of the Gold Track Select Contract. Fascore is not affiliated with Us, the Separate Account or any of Our affiliates, including the Contract's principal underwriter, MetLife Investors Distribution Company ("MLIDC"). We pay Fascore for its services an annual base fee and/or annual per participant charge for each Plan account under the Contract. Fascore also charges Us for each loan taken under the Contract a loan initiation fee and loan maintenance fee.

The following table shows the amount of recordkeeping fees paid to Fascore over the past three years:



              RECORDKEEPING FEES PAID
                 TO FASCORE BY THE
    YEAR              COMPANY
------------ ------------------------
 2014........$ 1,666,911
 2013........$ 2,105,413
 2012........$ 1,856,582


                             PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 1095 Avenue of the Americas, New York, NY 10036. MLIDC is affiliated with the Company and the Separate Account.



                                   CUSTODIAN

MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.



               DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS
------------------------



              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2014........$43,885,979                     $0
 2013........$43,373,276                     $0
 2012........$35,916,770                     $0


The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (noncommission amounts) paid to selected broker-dealer firms during 2014 is $206,080*. The amount of commissions paid to selected broker-dealer firms during 2014 is $69,777. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2014 is $275,857*.

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates MetLife Investors USA Insurance Company, First MetLife Investors Insurance Company, Metropolitan Life Insurance Company and MetLife Investors Insurance Company. On November 14, 2014, following the close of business MetLife Investor Insurance Company and MetLife Investor USA Insurance Company merged into MetLife USA.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2014 in connection with the sale of Our Variable Annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:


Cetera Advisor Networks LLC

There are other broker-dealer firms who receive compensation for servicing Our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.


                       CALCULATION OF ANNUITY UNIT VALUE

The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to
(a) the value of the Annuity Unit on the preceding business day, multiplied by
(b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the Valuation Period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is 1.000081 and, for a period of two days, is 1.000081 - 1.000081.)

                       CALCULATION OF MONEY MARKET YIELD

From time to time, We may quote in advertisements and sales literature the current yield for a money market Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Underlying Fund or on its respective portfolio securities. On a Contract-specific basis, the current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Subaccount value by the Subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Subaccount value reflects net income from the Underlying 365-day basis. The net change in Subaccount value reflects: (1) net income from the Underlying Fund attributable to the hypothetical account; and
(2) Contract-level charges and deductions imposed under the Contract which are attributable to the hypothetical account.

On a Contract-specific basis, current yield will be calculated according to the following formula:

                 Current Yield = ((NCF - ES) / UV) - (365 / 7)

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses for the hypothetical account for the 7-day period.

UV = the unit value on the first day of the 7-day period.

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

             Effective Yield = (1 + ((NCF - ES) / UV)) 365 / 7 - 1

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses of the hypothetical account for the 7-day period.

UV = the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                                     TAXES

QUALIFIED ANNUITY CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity Contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.


403(B) TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.


457(B) GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.


457(B) NON-GOVERNMENTAL SPONSOR

Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to Federal income tax withholding as wages.

Additional information regarding 457(b) plans

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.


403(A)

If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if You die before You receive any payments under the annuity or if You die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ERISA


If your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever You elect to:

   1. Choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to You during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

     2. Make certain withdrawals under plans for which a qualified consent is required;

     3.  Name someone other than the spouse as your beneficiary; or

     4.  Use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.

The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

Comparison of Plan Limits for Individual Contributions:



     PLAN TYPE       ELECTIVE CONTRIBUTION   CATCH-UP CONTRIBUTION
  401(k)                    $18,000                 $6,000
  401(a)                     (Employer contributions only)
  403(b) (TSA)              $18,000                 $6,000
  457(b)                    $18,000                 $6,000



Dollar limits are for 2015 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that annual plan contributions do not to exceed the greater of $53,000 or 25% of an employee's compensation for 2015.

FEDERAL ESTATE TAXES


While no attempt is being made to discuss the Federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX


Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Subaccounts of MetLife of CT Separate Account Eleven for Variable Annuities included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of MetLife Insurance Company USA and subsidiaries (the "Company") included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph regarding the renaming of the

Company, its mergers with entities under common control, and the retrospective adjustment of the consolidated financial statements for all periods presented to reflect the mergers in a manner similar to a pooling-of-interests as described in Note 3). Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.

                       CONDENSED FINANCIAL INFORMATION --
                                   Gold Track
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                                   GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80%
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus Stock Index Subaccount (Initial Shares) (1/97)................... 2007   2.172       2.293            --
                                                                          2006   1.895       2.172            --
                                                                          2005   1.825       1.895     1,552,335
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)....................... 2007   1.086       1.166            --
                                                                          2006   1.000       1.086        34,874
 AIM V.I. Premier Equity Subaccount (Series I) (5/01).................... 2006   0.839       0.883            --
                                                                          2005   0.800       0.839        42,257
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........... 2008   0.917       0.877            --
                                                                          2007   0.793       0.917       128,916
                                                                          2006   0.779       0.793       107,961
                                                                          2005   0.729       0.779        54,699
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (4/08)................ 2014   2.300       2.335        31,946
                                                                          2013   1.795       2.300        58,786
                                                                          2012   1.476       1.795        43,491
                                                                          2011   1.633       1.476        61,935
                                                                          2010   1.473       1.633        68,332
                                                                          2009   1.044       1.473        69,361
                                                                          2008   1.644       1.044       120,682
 American Funds Growth Subaccount (Class 2) (4/08)....................... 2014   1.988       2.140        74,500
                                                                          2013   1.540       1.988        80,589
                                                                          2012   1.317       1.540       182,911
                                                                          2011   1.387       1.317       253,411
                                                                          2010   1.178       1.387       233,275
                                                                          2009   0.852       1.178       222,115
                                                                          2008   1.467       0.852       167,479
 American Funds Growth-Income Subaccount (Class 2) (4/08)................ 2014   1.805       1.981        94,409
                                                                          2013   1.363       1.805       101,424
                                                                          2012   1.170       1.363       108,938
                                                                          2011   1.201       1.170       118,697
                                                                          2010   1.086       1.201       135,008
                                                                          2009   0.834       1.086       123,680
                                                                          2008   1.298       0.834        97,490
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)........................................ 2006   2.286       2.268            --
                                                                          2005   1.950       2.286     5,433,855
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (11/98)................. 2007   3.040       3.193            --
                                                                          2006   2.312       3.040       239,778
                                                                          2005   1.822       2.312       250,748
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99).................... 2006   2.567       3.378            --
                                                                          2005   2.415       2.567       296,129
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)............. 2008   1.388       1.332            --
                                                                          2007   1.306       1.388     4,769,937
                                                                          2006   1.131       1.306     5,398,065
                                                                          2005   1.092       1.131     6,399,684
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)....... 2008   1.691       1.601            --
                                                                          2007   1.917       1.691     1,694,486
                                                                          2006   1.862       1.917     1,787,672
                                                                          2005   1.774       1.862     2,255,092

                                   GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (10/96).................... 2007   1.744       1.830            --
                                                                                      2006   1.638       1.744            --
                                                                                      2005   1.587       1.638     1,369,326
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/01)................ 2014   2.357       2.611       510,921
                                                                                      2013   1.814       2.357       745,118
                                                                                      2012   1.575       1.814       873,350
                                                                                      2011   1.633       1.575       979,830
                                                                                      2010   1.408       1.633     1,034,999
                                                                                      2009   1.048       1.408     1,169,601
                                                                                      2008   1.842       1.048     1,169,357
                                                                                      2007   1.583       1.842     1,010,307
                                                                                      2006   1.432       1.583     1,003,656
                                                                                      2005   1.238       1.432       875,070
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2014   2.037       2.236        39,899
                                                                                      2013   1.485       2.037        38,801
                                                                                      2012   1.225       1.485        31,972
                                                                                      2011   1.270       1.225        26,834
                                                                                      2010   1.085       1.270        40,243
                                                                                      2009   0.805       1.085        39,370
                                                                                      2008   1.384       0.805        43,976
                                                                                      2007   1.307       1.384        37,548
                                                                                      2006   1.158       1.307        55,352
                                                                                      2005   0.967       1.158        33,158
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)....................... 2014   2.905       3.133            --
                                                                                      2013   2.285       2.905            --
                                                                                      2012   1.964       2.285            --
                                                                                      2011   1.960       1.964            --
                                                                                      2010   1.716       1.960            --
                                                                                      2009   1.329       1.716            --
                                                                                      2008   2.335       1.329            --
                                                                                      2007   2.319       2.335            79
                                                                                      2006   1.945       2.319            79
                                                                                      2005   1.852       1.945     2,120,920
 Fidelity VIP Growth Subaccount (Initial Class) (10/96).............................. 2008   2.175       2.001            --
                                                                                      2007   1.727       2.175           142
                                                                                      2006   1.629       1.727           142
                                                                                      2005   1.552       1.629     3,378,817
 Fidelity VIP High Income Subaccount (Initial Class) (10/96)......................... 2014   1.932       1.939            --
                                                                                      2013   1.838       1.932            --
                                                                                      2012   1.622       1.838            --
                                                                                      2011   1.572       1.622            --
                                                                                      2010   1.392       1.572            --
                                                                                      2009   0.975       1.392            --
                                                                                      2008   1.310       0.975            --
                                                                                      2007   1.284       1.310            --
                                                                                      2006   1.164       1.284            --
                                                                                      2005   1.142       1.164       187,401
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2014   3.350       3.524     1,412,479
                                                                                      2013   2.486       3.350       792,885
                                                                                      2012   2.187       2.486       673,835
                                                                                      2011   2.473       2.187       824,587
                                                                                      2010   1.939       2.473       926,233
                                                                                      2009   1.399       1.939       868,005
                                                                                      2008   2.334       1.399       778,711
                                                                                      2007   2.040       2.334       682,204
                                                                                      2006   1.830       2.040       653,948
                                                                                      2005   1.563       1.830       524,518
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)................. 2014   2.185       1.986        62,998
                                                                                      2013   2.223       2.185        49,596
                                                                                      2012   1.980       2.223        46,457
                                                                                      2011   2.372       1.980        40,539
                                                                                      2010   2.034       2.372        34,292
                                                                                      2009   1.188       2.034        15,493
                                                                                      2008   2.532       1.188        13,032
                                                                                      2007   1.982       2.532        63,148
                                                                                      2006   1.559       1.982        48,998
                                                                                      2005   1.234       1.559            78

                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 2014   1.913       1.686        36,844
                                                                                  2013   1.568       1.913        57,348
                                                                                  2012   1.337       1.568       100,488
                                                                                  2011   1.508       1.337        90,811
                                                                                  2010   1.402       1.508        95,027
                                                                                  2009   1.032       1.402       111,986
                                                                                  2008   1.744       1.032        41,486
                                                                                  2007   1.523       1.744        47,238
                                                                                  2006   1.264       1.523        30,802
                                                                                  2005   1.156       1.264        17,385
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (10/96)........... 2007   2.497       2.649            --
                                                                                  2006   2.073       2.497            --
                                                                                  2005   2.012       2.073       373,925
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96)................. 2006   2.147       2.517            --
                                                                                  2005   1.984       2.147     1,139,783
High Yield Bond Trust
 High Yield Bond Trust (10/96)................................................... 2006   2.049       2.101            --
                                                                                  2005   2.039       2.049       681,925
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/01)......................... 2006   1.153       1.195            --
                                                                                  2005   1.080       1.153       208,490
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)....................... 2014   1.957       2.179       115,764
                                                                                  2013   1.494       1.957       178,610
                                                                                  2012   1.287       1.494       113,604
                                                                                  2011   1.319       1.287       117,567
                                                                                  2010   1.060       1.319       144,776
                                                                                  2009   0.740       1.060       126,535
                                                                                  2008   1.328       0.740        96,775
                                                                                  2007   1.099       1.328       163,043
                                                                                  2006   0.978       1.099       146,078
                                                                                  2005   0.880       0.978       128,612
 Janus Aspen Global Research Subaccount (Service Shares) (5/01).................. 2014   1.154       1.227        38,135
                                                                                  2013   0.908       1.154        52,881
                                                                                  2012   0.764       0.908        57,658
                                                                                  2011   0.895       0.764        71,744
                                                                                  2010   0.781       0.895       157,931
                                                                                  2009   0.573       0.781       151,838
                                                                                  2008   1.046       0.573       234,801
                                                                                  2007   0.965       1.046       185,888
                                                                                  2006   0.824       0.965       180,791
                                                                                  2005   0.787       0.824       182,884
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2014   1.908       2.279       666,380
                                                                                  2013   1.301       1.908       798,330
                                                                                  2012   1.105       1.301       818,588
                                                                                  2011   1.087       1.105       900,024
                                                                                  2010   0.877       1.087     1,110,105
                                                                                  2009   0.657       0.877     1,203,747
                                                                                  2008   1.111       0.657     1,460,329
                                                                                  2007   1.103       1.111     1,861,761
                                                                                  2006   1.022       1.103     2,035,461
                                                                                  2005   0.923       1.022     2,067,086
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.675       1.688            --
                                                                                  2013   1.278       1.675       946,918
                                                                                  2012   1.120       1.278       997,587
                                                                                  2011   1.204       1.120     1,014,699
                                                                                  2010   1.041       1.204     1,134,861
                                                                                  2009   0.811       1.041     1,279,307
                                                                                  2008   1.289       0.811     1,554,778
                                                                                  2007   1.339       1.289     1,950,355
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07)........... 2014   2.013       2.269        94,436

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.612
                                                                                           2012   1.422
                                                                                           2011   1.329
                                                                                           2010   1.193
                                                                                           2009   0.979
                                                                                           2008   1.518
                                                                                           2007   1.503
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)................. 2014   2.589
                                                                                           2013   1.893
                                                                                           2012   1.586
                                                                                           2011   1.609
                                                                                           2010   1.477
                                                                                           2009   1.045
                                                                                           2008   1.680
                                                                                           2007   1.609
                                                                                           2006   1.550
                                                                                           2005   1.485
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 2014   2.756
                                                                                           2013   2.099
                                                                                           2012   1.816
                                                                                           2011   1.744
                                                                                           2010   1.606
                                                                                           2009   1.300
                                                                                           2008   2.036
                                                                                           2007   1.976
                                                                                           2006   1.684
                                                                                           2005   1.593
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2014   2.431
                                                                                           2013   1.666
                                                                                           2012   1.406
                                                                                           2011   1.398
                                                                                           2010   1.126
                                                                                           2009   0.795
                                                                                           2008   1.352
                                                                                           2007   1.238
                                                                                           2006   1.107
                                                                                           2005   1.064
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)..... 2011   1.104
                                                                                           2010   1.073
                                                                                           2009   0.841
                                                                                           2008   1.497
                                                                                           2007   1.419
                                                                                           2006   1.137
                                                                                           2005   1.026
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   1.045
                                                                                           2010   0.965
                                                                                           2009   0.828
                                                                                           2008   1.059
                                                                                           2007   1.054
                                                                                           2006   1.020
                                                                                           2005   1.005
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............................. 2014   2.532
                                                                                           2013   2.337
                                                                                           2012   1.999
                                                                                           2011   1.968
                                                                                           2010   1.701
                                                                                           2009   1.072
                                                                                           2008   1.543
                                                                                           2007   1.551
                                                                                           2006   1.409
                                                                                           2005   1.384
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)............................ 2010   1.382
                                                                                           2009   1.390
                                                                                           2008   1.365
                                                                                           2007   1.312
                                                                                           2006   1.264
                                                                                           2005   1.239



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.013        52,484
                                                                                           1.612        61,448
                                                                                           1.422        57,718
                                                                                           1.329        87,789
                                                                                           1.193       111,247
                                                                                           0.979        35,053
                                                                                           1.518        59,302
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)................. 2.927       656,217
                                                                                           2.589       702,521
                                                                                           1.893       737,333
                                                                                           1.586       760,582
                                                                                           1.609       832,798
                                                                                           1.477       933,239
                                                                                           1.045     1,050,989
                                                                                           1.680     1,277,043
                                                                                           1.609     1,369,820
                                                                                           1.550     1,537,096
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 3.054       374,090
                                                                                           2.756       401,938
                                                                                           2.099       403,735
                                                                                           1.816       424,412
                                                                                           1.744       418,389
                                                                                           1.606       399,546
                                                                                           1.300       403,502
                                                                                           2.036       473,560
                                                                                           1.976       483,508
                                                                                           1.684       472,194
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2.509        94,379
                                                                                           2.431       107,961
                                                                                           1.666       106,125
                                                                                           1.406        69,239
                                                                                           1.398       106,110
                                                                                           1.126       100,912
                                                                                           0.795       107,553
                                                                                           1.352        89,982
                                                                                           1.238        38,816
                                                                                           1.107        35,017
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)..... 1.191            --
                                                                                           1.104       903,028
                                                                                           1.073       972,398
                                                                                           0.841       985,884
                                                                                           1.497     1,272,608
                                                                                           1.419     1,325,448
                                                                                           1.137     1,606,882
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 1.035            --
                                                                                           1.045        43,466
                                                                                           0.965        59,069
                                                                                           0.828            --
                                                                                           1.059            --
                                                                                           1.054            --
                                                                                           1.020            --
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............................. 2.504        93,121
                                                                                           2.532       100,217
                                                                                           2.337       106,077
                                                                                           1.999       110,910
                                                                                           1.968       126,578
                                                                                           1.701       296,572
                                                                                           1.072       178,560
                                                                                           1.543       183,374
                                                                                           1.551       202,593
                                                                                           1.409       255,339
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)............................ 1.378            --
                                                                                           1.382       126,643
                                                                                           1.390        84,653
                                                                                           1.365        56,007
                                                                                           1.312        67,656
                                                                                           1.264       480,686

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98).............................................. 2007   2.194
                                                                                           2006   1.872
                                                                                           2005   1.814
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96).............................................. 2007   1.874
                                                                                           2006   1.597
                                                                                           2005   1.512
Managed Assets Trust
 Managed Assets Trust (10/96)............................................................. 2006   1.932
                                                                                           2005   1.876
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2008   2.561
                                                                                           2007   2.434
                                                                                           2006   2.542
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *.................................. 2014   2.498
                                                                                           2013   2.292
                                                                                           2012   1.976
                                                                                           2011   1.941
                                                                                           2010   1.683
                                                                                           2009   1.152
                                                                                           2008   1.530
                                                                                           2007   1.563
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 2014   1.126
                                                                                           2013   1.094
                                                                                           2012   0.874
                                                                                           2011   0.930
                                                                                           2010   0.806
                                                                                           2009   0.601
                                                                                           2008   1.037
                                                                                           2007   1.227
                                                                                           2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2014   3.871
                                                                                           2013   3.022
                                                                                           2012   2.480
                                                                                           2011   2.698
                                                                                           2010   2.480
                                                                                           2009   1.745
                                                                                           2008   3.026
                                                                                           2007   2.338
                                                                                           2006   2.268
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 2014   4.030
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2014   1.399
                                                                                           2013   0.968
                                                                                           2012   0.822
                                                                                           2011   0.802
                                                                                           2010   0.653
                                                                                           2009   0.495
                                                                                           2008   0.783
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2014   1.293
                                                                                           2013   1.100
                                                                                           2012   0.976
                                                                                           2011   1.006
                                                                                           2010   0.904
                                                                                           2009   0.704
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2014   1.293
                                                                                           2013   1.042
                                                                                           2012   0.904
                                                                                           2011   0.957
                                                                                           2010   0.850
                                                                                           2009   0.639
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2014   1.268



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98).............................................. 2.308            --
                                                                                           2.194       774,965
                                                                                           1.872       876,893
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96).............................................. 1.975            --
                                                                                           1.874         4,956
                                                                                           1.597       279,796
Managed Assets Trust
 Managed Assets Trust (10/96)............................................................. 1.999            --
                                                                                           1.932     2,925,625
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2.475            --
                                                                                           2.561       398,951
                                                                                           2.434       409,884
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *.................................. 2.566       793,569
                                                                                           2.498       275,613
                                                                                           2.292       272,317
                                                                                           1.976       276,989
                                                                                           1.941       419,238
                                                                                           1.683       438,838
                                                                                           1.152       494,734
                                                                                           1.530       582,243
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 1.270     1,385,560
                                                                                           1.126       580,250
                                                                                           1.094       559,717
                                                                                           0.874       572,860
                                                                                           0.930       622,625
                                                                                           0.806       633,592
                                                                                           0.601       570,444
                                                                                           1.037       743,345
                                                                                           1.227       836,142
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 4.042            --
                                                                                           3.871       491,279
                                                                                           3.022       443,300
                                                                                           2.480       453,337
                                                                                           2.698       585,963
                                                                                           2.480       670,421
                                                                                           1.745       801,772
                                                                                           3.026       751,713
                                                                                           2.338       745,244
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 4.559       706,102
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.652       323,261
                                                                                           1.399       169,680
                                                                                           0.968       107,365
                                                                                           0.822        84,804
                                                                                           0.802        66,433
                                                                                           0.653        26,523
                                                                                           0.495        43,706
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.360       377,550
                                                                                           1.293       344,316
                                                                                           1.100       281,936
                                                                                           0.976       267,436
                                                                                           1.006       261,865
                                                                                           0.904       138,065
                                                                                           0.704       127,258
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.364       237,818
                                                                                           1.293       186,844
                                                                                           1.042       148,939
                                                                                           0.904       222,507
                                                                                           0.957       210,264
                                                                                           0.850       145,706
                                                                                           0.639        33,114
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.335        18,683

                              GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.126       1.268        28,361
                                                                            2012   1.024       1.126        12,877
                                                                            2011   1.031       1.024         7,940
                                                                            2010   0.945       1.031        12,461
                                                                            2009   0.772       0.945        17,485
                                                                            2008   1.002       0.772        16,998
 MIST Harris Oakmark International Subaccount (Class A) (4/08)............. 2014   2.805       2.629            --
                                                                            2013   2.162       2.805            --
                                                                            2012   1.683       2.162            --
                                                                            2011   1.972       1.683            --
                                                                            2010   1.704       1.972            --
                                                                            2009   1.105       1.704            --
                                                                            2008   1.771       1.105            --
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08).................... 2014   1.855       2.018       126,472
                                                                            2013   1.435       1.855       146,908
                                                                            2012   1.261       1.435       149,033
                                                                            2011   1.320       1.261       264,062
                                                                            2010   1.060       1.320       191,893
                                                                            2009   0.845       1.060       181,879
                                                                            2008   1.277       0.845       127,758
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)................. 2014   2.149       2.306        30,303
                                                                            2013   1.541       2.149         6,791
                                                                            2012   1.311       1.541         2,378
                                                                            2011   1.333       1.311           978
                                                                            2010   1.063       1.333           167
                                                                            2009   0.798       1.063            --
                                                                            2008   1.224       0.798            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08)................. 2014   1.661       1.724        31,396
                                                                            2013   1.256       1.661        19,560
                                                                            2012   1.095       1.256        13,741
                                                                            2011   1.228       1.095         6,118
                                                                            2010   1.036       1.228         2,457
                                                                            2009   0.809       1.036            --
                                                                            2008   1.085       0.809            --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   1.662       1.648            --
                                                                            2008   2.241       1.662     1,402,647
                                                                            2007   2.124       2.241     1,802,979
                                                                            2006   1.999       2.124     1,988,804
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08).................. 2011   0.689       0.734            --
                                                                            2010   0.647       0.689           636
                                                                            2009   0.473       0.647           849
                                                                            2008   0.902       0.473            --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *........... 2014   4.329       4.456            --
                                                                            2013   3.719       4.329            --
                                                                            2012   3.197       3.719            --
                                                                            2011   3.264       3.197            --
                                                                            2010   2.688       3.264            --
                                                                            2009   1.922       2.688            --
                                                                            2008   3.181       1.922            --
                                                                            2007   2.632       3.181            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2014   2.706       2.822         7,606
                                                                            2013   2.522       2.706         3,394
                                                                            2012   2.246       2.522         6,794
                                                                            2011   2.160       2.246         6,125
                                                                            2010   1.924       2.160        25,786
                                                                            2009   1.414       1.924        22,337
                                                                            2008   1.747       1.414        22,931
                                                                            2007   1.648       1.747         6,247
                                                                            2006   1.564       1.648         5,820
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.641       0.611            --
                                                                            2008   1.127       0.641       796,158
                                                                            2007   1.015       1.127       892,684
                                                                            2006   1.022       1.015     1,009,228
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............. 2014   1.384       1.442     2,945,388
                                                                            2013   1.077       1.384     4,122,273
                                                                            2012   0.930       1.077     4,174,272
                                                                            2011   1.081       0.930     4,009,043

                               GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST MetLife Small Cap Value Subaccount (Class B) (4/07) *................... 2014   1.864       1.880       208,208
                                                                               2013   1.418       1.864       230,924
                                                                               2012   1.212       1.418       308,692
                                                                               2011   1.342       1.212       335,134
                                                                               2010   1.128       1.342       373,183
                                                                               2009   0.900       1.128       381,485
                                                                               2008   1.292       0.900       394,187
                                                                               2007   1.408       1.292       372,815
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014   3.317       3.085       118,246
                                                                               2013   3.512       3.317       135,404
                                                                               2012   2.973       3.512       121,243
                                                                               2011   3.673       2.973       118,155
                                                                               2010   2.986       3.673       163,240
                                                                               2009   1.779       2.986       155,305
                                                                               2008   4.020       1.779       138,295
                                                                               2007   3.173       4.020       197,308
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.662       1.535       474,845
                                                                               2013   1.405       1.662       688,149
                                                                               2012   1.214       1.405       835,491
                                                                               2011   1.370       1.214       919,063
                                                                               2010   1.240       1.370       414,854
                                                                               2009   0.950       1.240       567,735
                                                                               2008   1.662       0.950       518,681
                                                                               2007   1.574       1.662       428,893
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   2.575       2.798            --
                                                                               2012   2.459       2.575       222,135
                                                                               2011   2.612       2.459       226,771
                                                                               2010   2.137       2.612       317,112
                                                                               2009   1.570       2.137       314,630
                                                                               2008   2.470       1.570       335,949
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............... 2014   1.479       1.483         2,699
                                                                               2013   1.073       1.479         7,753
                                                                               2012   0.990       1.073         6,325
                                                                               2011   1.072       0.990         4,881
                                                                               2010   0.818       1.072        11,229
                                                                               2009   0.524       0.818        13,396
                                                                               2008   0.940       0.524        13,775
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)............ 2012   0.898       1.011            --
                                                                               2011   0.914       0.898        40,844
                                                                               2010   0.840       0.914        19,688
                                                                               2009   0.588       0.840         3,374
                                                                               2008   1.044       0.588         1,559
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *................. 2014   1.472       1.496            --
                                                                               2013   1.165       1.472            --
                                                                               2012   0.966       1.165            --
                                                                               2011   1.061       0.966            --
                                                                               2010   0.920       1.061            --
                                                                               2009   0.661       0.920            --
                                                                               2008   1.118       0.661            --
                                                                               2007   1.058       1.118            --
                                                                               2006   0.996       1.058            --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/08).............. 2014   1.378       1.411       810,418
                                                                               2013   1.526       1.378        88,452
                                                                               2012   1.407       1.526        48,917
                                                                               2011   1.273       1.407        38,489
                                                                               2010   1.188       1.273        27,151
                                                                               2009   1.012       1.188           146
                                                                               2008   1.127       1.012            --
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.963       2.029       443,329
                                                                               2013   2.017       1.963       623,867
                                                                               2012   1.861       2.017       746,860
                                                                               2011   1.819       1.861       692,215
                                                                               2010   1.695       1.819       986,894
                                                                               2009   1.513       1.695     1,014,204
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   2.150       2.371       165,932

                              GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.628       2.150        216,269
                                                                            2012   1.484       1.628        224,371
                                                                            2011   1.568       1.484        268,870
                                                                            2010   1.360       1.568        315,749
                                                                            2009   1.106       1.360        305,700
                                                                            2008   1.660       1.106        285,979
                                                                            2007   1.594       1.660        314,468
                                                                            2006   1.475       1.594        314,010
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................. 2014   2.617       2.715        135,190
                                                                            2013   2.598       2.617        144,065
                                                                            2012   2.346       2.598        204,538
                                                                            2011   2.282       2.346        205,706
                                                                            2010   2.051       2.282        289,517
                                                                            2009   1.553       2.051        343,687
                                                                            2008   1.754       1.553        306,265
                                                                            2007   1.658       1.754        518,301
                                                                            2006   1.592       1.658        501,145
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............ 2014   7.983       8.971             --
                                                                            2013   6.015       7.983             --
                                                                            2012   5.140       6.015             --
                                                                            2011   5.397       5.140             --
                                                                            2010   4.650       5.397             --
                                                                            2009   3.959       4.650             --
                                                                            2008   5.928       3.959             --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............ 2014   1.691       1.855        863,161
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................... 2007   1.423       1.496             --
                                                                            2006   1.336       1.423        478,768
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................... 2014   1.839       2.073        218,378
                                                                            2013   1.382       1.839        241,202
                                                                            2012   1.227       1.382        276,003
                                                                            2011   1.234       1.227        335,282
                                                                            2010   1.105       1.234        388,161
                                                                            2009   0.935       1.105        436,974
                                                                            2008   1.503       0.935        412,186
                                                                            2007   1.483       1.503        460,523
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.727       1.789             --
                                                                            2006   1.668       1.727     19,361,845
                                                                            2005   1.648       1.668     21,982,579
 MetLife Investment International Stock Subaccount (Class I) (10/96)....... 2007   1.960       2.112             --
                                                                            2006   1.562       1.960     12,173,343
                                                                            2005   1.373       1.562     17,425,745
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.419       1.488             --
                                                                            2006   1.271       1.419     23,515,817
                                                                            2005   1.201       1.271     30,646,741
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.868       1.874             --
                                                                            2006   1.657       1.868      8,612,652
                                                                            2005   1.557       1.657     11,665,174
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2014   2.230       2.340      1,589,023
                                                                            2013   2.301       2.230      1,876,784
                                                                            2012   2.232       2.301      2,237,594
                                                                            2011   2.093       2.232      2,438,991
                                                                            2010   1.990       2.093      2,724,405
                                                                            2009   1.907       1.990      3,101,195
                                                                            2008   1.814       1.907      4,013,665
                                                                            2007   1.788       1.814      5,181,687
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2014   1.943       2.064        269,302
                                                                            2013   1.974       1.943        148,288
                                                                            2012   1.850       1.974        149,519
                                                                            2011   1.750       1.850        144,927
                                                                            2010   1.628       1.750        247,765
                                                                            2009   1.499       1.628        255,792
                                                                            2008   1.565       1.499        265,936
                                                                            2007   1.484       1.565        308,286
                                                                            2006   1.421       1.484        368,636

                            GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.747       1.887     3,768,735
                                                                        2013   1.312       1.747     4,183,212
                                                                        2012   1.156       1.312     4,803,119
                                                                        2011   1.280       1.156     5,248,481
                                                                        2010   1.077       1.280     5,918,628
                                                                        2009   0.851       1.077     6,188,616
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)........ 2009   2.176       2.268            --
                                                                        2008   3.349       2.176            --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............. 2014   1.740       1.893        52,570
                                                                        2013   1.331       1.740        50,695
                                                                        2012   1.177       1.331        86,216
                                                                        2011   1.163       1.177       106,431
                                                                        2010   1.076       1.163        97,332
                                                                        2009   0.977       1.076        94,288
                                                                        2008   1.426       0.977        16,423
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.338       1.328            --
                                                                        2013   1.349       1.338            --
                                                                        2012   1.360       1.349            --
                                                                        2011   1.371       1.360            --
                                                                        2010   1.378       1.371            --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *........ 2009   0.651       0.646            --
                                                                        2008   1.098       0.651        65,305
                                                                        2007   1.154       1.098        65,459
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.791       0.828            --
                                                                        2008   1.446       0.791     6,253,994
                                                                        2007   1.402       1.446     7,813,729
                                                                        2006   1.376       1.402     9,112,771
 MSF FI Value Leaders Subaccount (Class D) (4/08)...................... 2013   1.540       1.700            --
                                                                        2012   1.343       1.540     1,164,652
                                                                        2011   1.444       1.343     1,193,551
                                                                        2010   1.272       1.444     1,344,022
                                                                        2009   1.053       1.272     1,524,567
                                                                        2008   1.612       1.053     1,716,197
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   2.040       2.247       362,268
                                                                        2013   1.550       2.040       416,381
                                                                        2012   1.410       1.550       485,720
                                                                        2011   1.467       1.410       514,795
                                                                        2010   1.284       1.467       570,859
                                                                        2009   0.867       1.284       595,283
                                                                        2008   1.611       0.867       672,349
                                                                        2007   1.349       1.611     1,352,154
                                                                        2006   1.374       1.349     1,510,882
 MSF Jennison Growth Subaccount (Class A) (4/12)....................... 2014   1.326       1.435     1,001,461
                                                                        2013   0.976       1.326       258,442
                                                                        2012   1.010       0.976        93,273
 MSF Jennison Growth Subaccount (Class B) (4/08)....................... 2012   0.890       1.020            --
                                                                        2011   0.895       0.890        60,536
                                                                        2010   0.811       0.895       127,942
                                                                        2009   0.586       0.811       131,679
                                                                        2008   0.879       0.586       120,787
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)......... 2011   0.998       1.085            --
                                                                        2010   0.870       0.998     4,286,903
                                                                        2009   0.667       0.870     4,106,955
                                                                        2008   1.129       0.667     3,721,661
                                                                        2007   1.102       1.129     3,796,333
                                                                        2006   1.000       1.102        81,479
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (2/06)........... 2014   1.406       1.457       353,240
                                                                        2013   1.359       1.406       190,581
                                                                        2012   1.255       1.359       182,322
                                                                        2011   1.225       1.255       134,156
                                                                        2010   1.122       1.225       170,454
                                                                        2009   0.939       1.122       219,536
                                                                        2008   1.105       0.939       168,100
                                                                        2007   1.055       1.105       125,379
                                                                        2006   1.000       1.055         2,110

                            GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (2/06)........... 2014   1.437       1.496      1,711,151
                                                                        2013   1.306       1.437      1,860,925
                                                                        2012   1.181       1.306      2,295,330
                                                                        2011   1.178       1.181      2,276,532
                                                                        2010   1.065       1.178      2,646,337
                                                                        2009   0.868       1.065      3,407,282
                                                                        2008   1.116       0.868      2,960,835
                                                                        2007   1.073       1.116      3,635,110
                                                                        2006   1.000       1.073          5,857
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (2/06)........... 2014   1.449       1.510     13,126,154
                                                                        2013   1.238       1.449     12,788,678
                                                                        2012   1.102       1.238     13,723,391
                                                                        2011   1.126       1.102     14,564,765
                                                                        2010   1.003       1.126     14,648,560
                                                                        2009   0.799       1.003     17,633,812
                                                                        2008   1.129       0.799     21,968,516
                                                                        2007   1.090       1.129     27,232,965
                                                                        2006   1.000       1.090        141,308
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (2/06)........... 2014   1.443       1.506     11,985,397
                                                                        2013   1.170       1.443     13,714,799
                                                                        2012   1.022       1.170     15,362,093
                                                                        2011   1.071       1.022     16,177,775
                                                                        2010   0.941       1.071     16,565,115
                                                                        2009   0.735       0.941     18,592,958
                                                                        2008   1.141       0.735     20,641,601
                                                                        2007   1.108       1.141     26,253,065
                                                                        2006   1.000       1.108        192,890
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *................. 2014   3.070       3.454      3,555,720
                                                                        2013   2.344       3.070      4,187,993
                                                                        2012   2.041       2.344      4,459,599
                                                                        2011   2.020       2.041      4,734,786
                                                                        2010   1.773       2.020      5,232,895
                                                                        2009   1.415       1.773      5,530,262
                                                                        2008   2.268       1.415      4,190,003
                                                                        2007   2.275       2.268      4,881,693
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2014   2.988       3.214      1,255,764
                                                                        2013   2.536       2.988      1,022,735
                                                                        2012   2.296       2.536        976,550
                                                                        2011   2.265       2.296      1,125,594
                                                                        2010   2.078       2.265      1,293,733
                                                                        2009   1.770       2.078      1,390,275
                                                                        2008   2.296       1.770      1,515,607
                                                                        2007   2.222       2.296      2,252,877
                                                                        2006   2.067       2.222      2,463,044
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2014   2.114       2.324      1,050,882
                                                                        2013   1.570       2.114      1,171,301
                                                                        2012   1.357       1.570        205,950
                                                                        2011   1.356       1.357        307,425
                                                                        2010   1.227       1.356        294,778
                                                                        2009   1.024       1.227        287,985
                                                                        2008   1.529       1.024        172,127
                                                                        2007   1.432       1.529         90,463
                                                                        2006   1.289       1.432         80,270
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *........... 2014   2.020       1.883      2,022,826
                                                                        2013   1.671       2.020      2,543,216
                                                                        2012   1.423       1.671      2,726,584
                                                                        2011   1.640       1.423      2,946,444
                                                                        2010   1.528       1.640      3,333,900
                                                                        2009   1.197       1.528      3,488,293
                                                                        2008   2.083       1.197      4,020,055
                                                                        2007   2.132       2.083      4,706,695
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).............. 2014   3.538       3.510        187,993
                                                                        2013   2.818       3.538        212,435
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *........ 2014   2.917       3.040      1,590,269

                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   2.122       2.917     2,162,980
                                                                                   2012   1.839       2.122     2,286,375
                                                                                   2011   1.933       1.839     2,443,919
                                                                                   2010   1.535       1.933     2,789,196
                                                                                   2009   1.228       1.535     2,843,543
                                                                                   2008   1.861       1.228     3,165,967
                                                                                   2007   1.915       1.861     3,821,465
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2014   2.409       2.600       185,531
                                                                                   2013   1.750       2.409       139,936
                                                                                   2012   1.486       1.750        87,398
                                                                                   2011   1.518       1.486        89,051
                                                                                   2010   1.311       1.518        66,274
                                                                                   2009   0.924       1.311        20,101
                                                                                   2008   1.506       0.924            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2014   3.223       3.410       756,295
                                                                                   2013   2.254       3.223       939,111
                                                                                   2012   1.960       2.254     1,000,932
                                                                                   2011   1.947       1.960     1,110,510
                                                                                   2010   1.458       1.947     1,254,346
                                                                                   2009   1.060       1.458     1,323,051
                                                                                   2008   1.604       1.060     1,364,872
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   2.244       2.336            --
                                                                                   2006   2.101       2.244       399,954
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   2.123       2.168       548,906
                                                                                   2013   2.153       2.123       207,469
                                                                                   2012   2.096       2.153       254,957
                                                                                   2011   2.000       2.096       268,509
                                                                                   2010   1.902       2.000       342,855
                                                                                   2009   1.835       1.902       431,768
                                                                                   2008   1.854       1.835       517,198
                                                                                   2007   1.788       1.854       593,060
                                                                                   2006   1.718       1.788       646,867
 MSF WMC Balanced Subaccount (Class A) (4/07)..................................... 2014   2.395       2.627       766,359
                                                                                   2013   2.002       2.395       781,560
                                                                                   2012   1.796       2.002       863,177
                                                                                   2011   1.744       1.796       970,067
                                                                                   2010   1.604       1.744     1,111,066
                                                                                   2009   1.378       1.604     1,294,596
                                                                                   2008   1.847       1.378            --
                                                                                   2007   1.823       1.847            --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.694       1.859     2,371,019
                                                                                   2013   1.277       1.694     2,573,273
                                                                                   2012   1.141       1.277     2,888,276
                                                                                   2011   1.198       1.141     3,131,196
                                                                                   2010   1.078       1.198     3,497,472
                                                                                   2009   0.824       1.078     3,633,309
                                                                                   2008   1.327       0.824     3,950,051
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.456       1.509            --
                                                                                   2008   1.401       1.456       950,329
                                                                                   2007   1.298       1.401       495,830
                                                                                   2006   1.260       1.298       404,944
                                                                                   2005   1.240       1.260       365,327
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2008   1.013       0.942            --
                                                                                   2007   0.926       1.013         6,680
                                                                                   2006   0.840       0.926         6,087
                                                                                   2005   0.790       0.840         5,412
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.457       1.582            --
                                                                                   2006   1.150       1.457       342,400
                                                                                   2005   1.033       1.150       281,626
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   2.035       2.179            --
                                                                                   2006   1.749       2.035       264,247
                                                                                   2005   1.647       1.749       246,017
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 2006   0.958       1.022            --

                           GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2005   0.888       0.958     1,052,801
 Travelers Convertible Securities Subaccount (8/99)................... 2006   1.464       1.564            --
                                                                       2005   1.470       1.464            --
 Travelers Disciplined Mid Cap Stock Subaccount (9/98)................ 2006   2.322       2.542            --
                                                                       2005   2.082       2.322       560,555
 Travelers Mercury Large Cap Core Subaccount (10/98).................. 2006   1.255       1.336            --
                                                                       2005   1.129       1.255       569,742
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (10/98)............. 2006   1.295       1.374            --
                                                                       2005   1.267       1.295     1,588,079
 Travelers MFS(Reg. TM) Total Return Subaccount (10/96)............... 2006   1.997       2.067            --
                                                                       2005   1.956       1.997     2,700,323
 Travelers MFS(Reg. TM) Value Subaccount (5/04)....................... 2006   1.190       1.289            --
                                                                       2005   1.127       1.190        19,967
 Travelers Pioneer Fund Subaccount (10/96)............................ 2006   1.386       1.475            --
                                                                       2005   1.318       1.386       381,987
 Travelers Pioneer Strategic Income Subaccount (10/96)................ 2006   1.572       1.592            --
                                                                       2005   1.529       1.572       477,240
 Travelers Quality Bond Subaccount (9/97)............................. 2006   1.431       1.421            --
                                                                       2005   1.419       1.431       579,779
 Travelers Strategic Equity Subaccount (10/96)........................ 2006   1.532       1.602            --
                                                                       2005   1.513       1.532     7,477,355
 Travelers U.S. Government Securities Subaccount (10/96).............. 2006   1.778       1.718            --
                                                                       2005   1.718       1.778     1,071,895
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)........ 2014   2.569       2.786       324,651
                                                                       2013   2.182       2.569       261,427
                                                                       2012   1.987       2.182       310,965
                                                                       2011   2.003       1.987       357,833
                                                                       2010   1.800       2.003       401,515
                                                                       2009   1.477       1.800       470,872
                                                                       2008   1.991       1.477       486,894
                                                                       2007   1.810       1.991       552,507
                                                                       2006   1.694       1.810       595,003
                                                                       2005   1.636       1.694       755,351
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)............... 2009   0.584       0.600            --
                                                                       2008   1.034       0.584         7,274
                                                                       2007   0.927       1.034         8,850
                                                                       2006   0.875       0.927         6,819
                                                                       2005   0.818       0.875         5,155



                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus Stock Index Subaccount (Initial Shares) (1/97)................ 2007   2.139       2.257            --
                                                                       2006   1.869       2.139     1,499,652
                                                                       2005   1.803       1.869     1,602,497
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.085       1.164            --
                                                                       2006   1.000       1.085         3,864
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................. 2006   0.833       0.877            --
                                                                       2005   0.796       0.833         2,485
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........ 2008   0.908       0.868            --

                                   GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2007   0.786       0.908        10,244
                                                                                      2006   0.773       0.786        11,676
                                                                                      2005   0.725       0.773         6,141
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (4/08)............................ 2014   2.267       2.298            --
                                                                                      2013   1.772       2.267            --
                                                                                      2012   1.459       1.772         3,206
                                                                                      2011   1.617       1.459         2,570
                                                                                      2010   1.461       1.617         1,062
                                                                                      2009   1.036       1.461           431
                                                                                      2008   1.634       1.036            --
 American Funds Growth Subaccount (Class 2) (4/08)................................... 2014   1.959       2.106        18,384
                                                                                      2013   1.520       1.959        18,384
                                                                                      2012   1.302       1.520        25,062
                                                                                      2011   1.373       1.302        23,114
                                                                                      2010   1.168       1.373        16,763
                                                                                      2009   0.846       1.168         3,556
                                                                                      2008   1.458       0.846            --
 American Funds Growth-Income Subaccount (Class 2) (4/08)............................ 2014   1.779       1.950            87
                                                                                      2013   1.345       1.779         4,592
                                                                                      2012   1.156       1.345         8,158
                                                                                      2011   1.189       1.156         7,197
                                                                                      2010   1.077       1.189        16,430
                                                                                      2009   0.829       1.077         7,960
                                                                                      2008   1.290       0.829            --
Capital Appreciation Fund
 Capital Appreciation Fund (1/97).................................................... 2006   2.255       2.236            --
                                                                                      2005   1.926       2.255     1,675,738
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (11/98)............................. 2007   3.003       3.152            --
                                                                                      2006   2.288       3.003        16,687
                                                                                      2005   1.805       2.288         8,816
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................ 2006   2.541       3.338            --
                                                                                      2005   2.393       2.541        45,079
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 2008   1.369       1.313            --
                                                                                      2007   1.290       1.369        33,279
                                                                                      2006   1.118       1.290        33,414
                                                                                      2005   1.081       1.118        31,254
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.668       1.578            --
                                                                                      2007   1.893       1.668       124,642
                                                                                      2006   1.842       1.893       131,283
                                                                                      2005   1.757       1.842       133,477
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (10/96).................... 2007   1.717       1.802            --
                                                                                      2006   1.615       1.717       298,910
                                                                                      2005   1.567       1.615       359,301
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/01)................ 2014   2.313       2.558            --
                                                                                      2013   1.783       2.313            --
                                                                                      2012   1.550       1.783        91,427
                                                                                      2011   1.609       1.550       120,586
                                                                                      2010   1.390       1.609        95,281
                                                                                      2009   1.036       1.390        76,652
                                                                                      2008   1.824       1.036        80,309
                                                                                      2007   1.570       1.824        36,241
                                                                                      2006   1.422       1.570        24,353
                                                                                      2005   1.231       1.422        14,933
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2014   1.999       2.191            --

                               GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.459       1.999            --
                                                                              2012   1.205       1.459        16,938
                                                                              2011   1.251       1.205        16,496
                                                                              2010   1.071       1.251        16,024
                                                                              2009   0.796       1.071        16,089
                                                                              2008   1.370       0.796        16,338
                                                                              2007   1.296       1.370        16,293
                                                                              2006   1.150       1.296        15,017
                                                                              2005   0.962       1.150        13,030
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)............... 2014   2.831       3.049       318,947
                                                                              2013   2.230       2.831       334,037
                                                                              2012   1.919       2.230       506,988
                                                                              2011   1.919       1.919       575,234
                                                                              2010   1.682       1.919       616,171
                                                                              2009   1.304       1.682       626,065
                                                                              2008   2.296       1.304       668,770
                                                                              2007   2.284       2.296       766,524
                                                                              2006   1.918       2.284       944,281
                                                                              2005   1.829       1.918     1,051,426
 Fidelity VIP Growth Subaccount (Initial Class) (10/96)...................... 2008   2.139       1.967            --
                                                                              2007   1.701       2.139     1,790,641
                                                                              2006   1.607       1.701     2,003,598
                                                                              2005   1.533       1.607     2,226,912
 Fidelity VIP High Income Subaccount (Initial Class) (10/96)................. 2014   1.883       1.886        70,507
                                                                              2013   1.794       1.883        83,526
                                                                              2012   1.585       1.794       134,133
                                                                              2011   1.539       1.585       152,855
                                                                              2010   1.365       1.539       239,421
                                                                              2009   0.957       1.365       249,420
                                                                              2008   1.288       0.957       244,651
                                                                              2007   1.265       1.288       232,893
                                                                              2006   1.148       1.265       257,722
                                                                              2005   1.128       1.148       302,677
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   3.287       3.452            --
                                                                              2013   2.442       3.287            --
                                                                              2012   2.152       2.442        25,039
                                                                              2011   2.437       2.152        29,826
                                                                              2010   1.914       2.437        25,414
                                                                              2009   1.383       1.914        22,438
                                                                              2008   2.311       1.383        17,488
                                                                              2007   2.023       2.311        15,845
                                                                              2006   1.817       2.023        11,575
                                                                              2005   1.554       1.817         5,077
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)......... 2014   2.153       1.954            --
                                                                              2013   2.194       2.153            --
                                                                              2012   1.958       2.194            --
                                                                              2011   2.349       1.958            --
                                                                              2010   2.016       2.349            --
                                                                              2009   1.180       2.016            --
                                                                              2008   2.518       1.180            --
                                                                              2007   1.974       2.518            --
                                                                              2006   1.556       1.974            --
                                                                              2005   1.232       1.556            --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04).................... 2014   1.885       1.660            --
                                                                              2013   1.548       1.885            --
                                                                              2012   1.322       1.548            --
                                                                              2011   1.493       1.322            --
                                                                              2010   1.390       1.493            --
                                                                              2009   1.024       1.390            --
                                                                              2008   1.734       1.024            --
                                                                              2007   1.517       1.734            --
                                                                              2006   1.261       1.517            --
                                                                              2005   1.155       1.261            --
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (10/96)....... 2007   2.459       2.608            --
                                                                              2006   2.045       2.459       236,400
                                                                              2005   1.988       2.045       316,824
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96)............. 2006   2.117       2.479            --

                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2005   1.960       2.117     1,150,272
High Yield Bond Trust
 High Yield Bond Trust (10/96)................................................... 2006   2.021       2.071            --
                                                                                  2005   2.014       2.021        55,199
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/01)......................... 2006   1.145       1.186            --
                                                                                  2005   1.074       1.145         5,884
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)....................... 2014   1.920       2.135            --
                                                                                  2013   1.468       1.920            --
                                                                                  2012   1.267       1.468        17,502
                                                                                  2011   1.300       1.267        16,598
                                                                                  2010   1.046       1.300        23,713
                                                                                  2009   0.731       1.046        22,182
                                                                                  2008   1.315       0.731        34,648
                                                                                  2007   1.090       1.315        19,807
                                                                                  2006   0.971       1.090         8,110
                                                                                  2005   0.875       0.971         5,559
 Janus Aspen Global Research Subaccount (Service Shares) (5/01).................. 2014   1.132       1.202            --
                                                                                  2013   0.892       1.132            --
                                                                                  2012   0.752       0.892         9,907
                                                                                  2011   0.882       0.752         7,620
                                                                                  2010   0.771       0.882         6,101
                                                                                  2009   0.566       0.771         4,960
                                                                                  2008   1.036       0.566        10,687
                                                                                  2007   0.956       1.036        12,444
                                                                                  2006   0.819       0.956         9,583
                                                                                  2005   0.783       0.819         2,195
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2014   1.872       2.232            --
                                                                                  2013   1.279       1.872            --
                                                                                  2012   1.087       1.279            --
                                                                                  2011   1.071       1.087            --
                                                                                  2010   0.865       1.071            --
                                                                                  2009   0.649       0.865            --
                                                                                  2008   1.100       0.649            --
                                                                                  2007   1.094       1.100            --
                                                                                  2006   1.015       1.094            --
                                                                                  2005   0.918       1.015            --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.644       1.656            --
                                                                                  2013   1.256       1.644            --
                                                                                  2012   1.103       1.256        18,649
                                                                                  2011   1.187       1.103        18,284
                                                                                  2010   1.027       1.187        22,035
                                                                                  2009   0.802       1.027        21,203
                                                                                  2008   1.276       0.802        18,050
                                                                                  2007   1.327       1.276        14,139
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)........ 2014   2.530       2.857        35,433
                                                                                  2013   1.853       2.530        29,734
                                                                                  2012   1.554       1.853        50,176
                                                                                  2011   1.579       1.554        57,718
                                                                                  2010   1.452       1.579        57,102
                                                                                  2009   1.029       1.452        54,960
                                                                                  2008   1.657       1.029        64,423
                                                                                  2007   1.589       1.657        80,817
                                                                                  2006   1.533       1.589        84,000
                                                                                  2005   1.471       1.533       102,460
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 2014   2.694       2.981       178,631
                                                                                  2013   2.054       2.694       184,983
                                                                                  2012   1.780       2.054       223,098
                                                                                  2011   1.712       1.780       231,084
                                                                                  2010   1.579       1.712       231,684
                                                                                  2009   1.281       1.579       254,999
                                                                                  2008   2.008       1.281       265,191
                                                                                  2007   1.951       2.008       367,062
                                                                                  2006   1.666       1.951        41,378
                                                                                  2005   1.579       1.666        40,618
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)........ 2014   2.385       2.459            --

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.637
                                                                                           2012   1.384
                                                                                           2011   1.378
                                                                                           2010   1.111
                                                                                           2009   0.786
                                                                                           2008   1.338
                                                                                           2007   1.228
                                                                                           2006   1.099
                                                                                           2005   1.058
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)..... 2011   1.080
                                                                                           2010   1.051
                                                                                           2009   0.825
                                                                                           2008   1.472
                                                                                           2007   1.398
                                                                                           2006   1.121
                                                                                           2005   1.013
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   1.034
                                                                                           2010   0.956
                                                                                           2009   0.822
                                                                                           2008   1.053
                                                                                           2007   1.048
                                                                                           2006   1.017
                                                                                           2005   1.003
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............................. 2014   2.468
                                                                                           2013   2.281
                                                                                           2012   1.954
                                                                                           2011   1.926
                                                                                           2010   1.668
                                                                                           2009   1.053
                                                                                           2008   1.518
                                                                                           2007   1.527
                                                                                           2006   1.390
                                                                                           2005   1.367
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)............................ 2010   1.355
                                                                                           2009   1.365
                                                                                           2008   1.343
                                                                                           2007   1.292
                                                                                           2006   1.247
                                                                                           2005   1.224
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98).............................................. 2007   2.167
                                                                                           2006   1.852
                                                                                           2005   1.797
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96).............................................. 2007   1.845
                                                                                           2006   1.575
                                                                                           2005   1.493
Managed Assets Trust
 Managed Assets Trust (10/96)............................................................. 2006   1.906
                                                                                           2005   1.853
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2008   2.526
                                                                                           2007   2.404
                                                                                           2006   2.514
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *.................................. 2014   2.439
                                                                                           2013   2.240
                                                                                           2012   1.934
                                                                                           2011   1.903
                                                                                           2010   1.653
                                                                                           2009   1.132
                                                                                           2008   1.507
                                                                                           2007   1.541
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 2014   1.114



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.385            --
                                                                                           1.637         8,509
                                                                                           1.384        31,182
                                                                                           1.378        29,813
                                                                                           1.111        28,230
                                                                                           0.786        26,222
                                                                                           1.338        27,702
                                                                                           1.228        23,071
                                                                                           1.099        20,169
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)..... 1.165            --
                                                                                           1.080       161,961
                                                                                           1.051       176,936
                                                                                           0.825       192,022
                                                                                           1.472       207,129
                                                                                           1.398       210,341
                                                                                           1.121       232,768
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 1.024            --
                                                                                           1.034            --
                                                                                           0.956            --
                                                                                           0.822            --
                                                                                           1.053            --
                                                                                           1.048            --
                                                                                           1.017            --
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............................. 2.437         8,541
                                                                                           2.468         8,541
                                                                                           2.281         9,355
                                                                                           1.954        11,072
                                                                                           1.926        10,764
                                                                                           1.668        10,482
                                                                                           1.053        12,408
                                                                                           1.518        22,736
                                                                                           1.527        22,148
                                                                                           1.390        22,272
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)............................ 1.351            --
                                                                                           1.355       554,897
                                                                                           1.365       481,476
                                                                                           1.343       223,759
                                                                                           1.292       226,644
                                                                                           1.247       279,111
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98).............................................. 2.278            --
                                                                                           2.167        20,325
                                                                                           1.852        15,671
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96).............................................. 1.944            --
                                                                                           1.845       382,272
                                                                                           1.575       490,421
Managed Assets Trust
 Managed Assets Trust (10/96)............................................................. 1.970            --
                                                                                           1.906       441,344
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2.439            --
                                                                                           2.526        85,865
                                                                                           2.404       118,565
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *.................................. 2.501        30,997
                                                                                           2.439        39,281
                                                                                           2.240        64,669
                                                                                           1.934        67,242
                                                                                           1.903        66,223
                                                                                           1.653        60,511
                                                                                           1.132        62,334
                                                                                           1.507       104,607
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 1.254        49,075

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.083
                                                                                           2012   0.866
                                                                                           2011   0.923
                                                                                           2010   0.801
                                                                                           2009   0.599
                                                                                           2008   1.034
                                                                                           2007   1.225
                                                                                           2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2014   3.772
                                                                                           2013   2.950
                                                                                           2012   2.424
                                                                                           2011   2.641
                                                                                           2010   2.431
                                                                                           2009   1.714
                                                                                           2008   2.975
                                                                                           2007   2.302
                                                                                           2006   2.236
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 2014   3.925
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2014   1.372
                                                                                           2013   0.950
                                                                                           2012   0.809
                                                                                           2011   0.790
                                                                                           2010   0.644
                                                                                           2009   0.489
                                                                                           2008   0.774
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2014   1.282
                                                                                           2013   1.092
                                                                                           2012   0.971
                                                                                           2011   1.002
                                                                                           2010   0.902
                                                                                           2009   0.704
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2014   1.282
                                                                                           2013   1.034
                                                                                           2012   0.899
                                                                                           2011   0.953
                                                                                           2010   0.848
                                                                                           2009   0.638
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2014   1.258
                                                                                           2013   1.118
                                                                                           2012   1.019
                                                                                           2011   1.026
                                                                                           2010   0.943
                                                                                           2009   0.771
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/08)............................ 2014   2.755
                                                                                           2013   2.126
                                                                                           2012   1.658
                                                                                           2011   1.946
                                                                                           2010   1.684
                                                                                           2009   1.093
                                                                                           2008   1.754
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08)................................... 2014   1.828
                                                                                           2013   1.416
                                                                                           2012   1.247
                                                                                           2011   1.307
                                                                                           2010   1.051
                                                                                           2009   0.839
                                                                                           2008   1.269
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)................................ 2014   2.122
                                                                                           2013   1.524
                                                                                           2012   1.299
                                                                                           2011   1.322
                                                                                           2010   1.055
                                                                                           2009   0.794
                                                                                           2008   1.219



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.114        85,036
                                                                                           1.083       140,433
                                                                                           0.866       151,360
                                                                                           0.923       127,913
                                                                                           0.801       105,905
                                                                                           0.599        81,505
                                                                                           1.034       128,581
                                                                                           1.225       140,127
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 3.937            --
                                                                                           3.772       666,720
                                                                                           2.950       829,919
                                                                                           2.424       938,090
                                                                                           2.641       981,682
                                                                                           2.431     1,056,285
                                                                                           1.714     1,170,928
                                                                                           2.975     1,267,816
                                                                                           2.302     1,476,734
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 4.436       642,002
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.618        15,170
                                                                                           1.372         3,453
                                                                                           0.950        13,152
                                                                                           0.809        13,250
                                                                                           0.790            --
                                                                                           0.644            --
                                                                                           0.489            --
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.347            --
                                                                                           1.282            --
                                                                                           1.092         2,194
                                                                                           0.971         1,970
                                                                                           1.002         1,609
                                                                                           0.902         1,353
                                                                                           0.704            --
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.351         4,425
                                                                                           1.282         4,425
                                                                                           1.034        18,438
                                                                                           0.899        35,660
                                                                                           0.953        29,654
                                                                                           0.848        25,958
                                                                                           0.638        16,820
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.322        10,296
                                                                                           1.258        10,296
                                                                                           1.118       180,497
                                                                                           1.019        22,838
                                                                                           1.026        13,247
                                                                                           0.943         9,201
                                                                                           0.771            --
 MIST Harris Oakmark International Subaccount (Class A) (4/08)............................ 2.578        15,236
                                                                                           2.755        17,258
                                                                                           2.126        18,222
                                                                                           1.658        18,791
                                                                                           1.946        14,371
                                                                                           1.684            --
                                                                                           1.093            --
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08)................................... 1.986        17,339
                                                                                           1.828        38,795
                                                                                           1.416        38,002
                                                                                           1.247        37,553
                                                                                           1.307        33,884
                                                                                           1.051        21,891
                                                                                           0.839            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)................................ 2.274         4,153
                                                                                           2.122         4,153
                                                                                           1.524         3,570
                                                                                           1.299         3,537
                                                                                           1.322         3,537
                                                                                           1.055         1,106
                                                                                           0.794         1,106

                               GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08).................... 2014   1.641       1.702        15,443
                                                                               2013   1.244       1.641        35,767
                                                                               2012   1.086       1.244        39,054
                                                                               2011   1.219       1.086        55,644
                                                                               2010   1.030       1.219        46,202
                                                                               2009   0.805       1.030        34,135
                                                                               2008   1.082       0.805        15,614
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......... 2009   1.632       1.617            --
                                                                               2008   2.203       1.632       308,422
                                                                               2007   2.092       2.203       333,644
                                                                               2006   1.970       2.092       399,824
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)..................... 2011   0.683       0.728            --
                                                                               2010   0.643       0.683        14,859
                                                                               2009   0.470       0.643         1,576
                                                                               2008   0.898       0.470            --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *.............. 2014   4.218       4.336        64,870
                                                                               2013   3.629       4.218        72,366
                                                                               2012   3.125       3.629       148,703
                                                                               2011   3.195       3.125       245,229
                                                                               2010   2.635       3.195       223,531
                                                                               2009   1.887       2.635       227,773
                                                                               2008   3.128       1.887       231,911
                                                                               2007   2.591       3.128       242,865
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2014   2.649       2.758         2,980
                                                                               2013   2.472       2.649         2,980
                                                                               2012   2.205       2.472         9,897
                                                                               2011   2.123       2.205        11,981
                                                                               2010   1.894       2.123        11,472
                                                                               2009   1.395       1.894        11,987
                                                                               2008   1.725       1.395        14,949
                                                                               2007   1.630       1.725        19,803
                                                                               2006   1.549       1.630        17,181
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.634       0.604            --
                                                                               2008   1.116       0.634         4,618
                                                                               2007   1.007       1.116         3,681
                                                                               2006   1.015       1.007         2,982
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.367       1.423       162,446
                                                                               2013   1.066       1.367       165,997
                                                                               2012   0.922       1.066       192,328
                                                                               2011   1.073       0.922       191,702
 MIST MetLife Small Cap Value Subaccount (Class B) (4/07) *................... 2014   1.837       1.851            --
                                                                               2013   1.400       1.837            --
                                                                               2012   1.198       1.400         5,879
                                                                               2011   1.329       1.198         5,040
                                                                               2010   1.119       1.329         4,814
                                                                               2009   0.893       1.119         6,774
                                                                               2008   1.285       0.893         8,732
                                                                               2007   1.401       1.285         5,638
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014   3.242       3.011         3,798
                                                                               2013   3.438       3.242         4,543
                                                                               2012   2.914       3.438        34,464
                                                                               2011   3.607       2.914        43,278
                                                                               2010   2.936       3.607        56,484
                                                                               2009   1.752       2.936        30,634
                                                                               2008   3.965       1.752        41,236
                                                                               2007   3.133       3.965        24,137
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.631       1.503        88,183
                                                                               2013   1.381       1.631        94,220
                                                                               2012   1.195       1.381       130,922
                                                                               2011   1.351       1.195       128,809
                                                                               2010   1.224       1.351        14,240
                                                                               2009   0.939       1.224        21,186
                                                                               2008   1.645       0.939        15,152
                                                                               2007   1.560       1.645        13,517
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   2.521       2.738            --

                             GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   2.410       2.521        43,370
                                                                          2011   2.565       2.410        46,725
                                                                          2010   2.101       2.565        46,353
                                                                          2009   1.546       2.101        43,297
                                                                          2008   2.435       1.546        39,544
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08).......... 2014   1.452       1.452            --
                                                                          2013   1.054       1.452            --
                                                                          2012   0.974       1.054         8,068
                                                                          2011   1.056       0.974         4,708
                                                                          2010   0.807       1.056         2,579
                                                                          2009   0.518       0.807         2,473
                                                                          2008   0.930       0.518         1,233
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012   0.883       0.994            --
                                                                          2011   0.900       0.883     2,223,159
                                                                          2010   0.829       0.900     2,320,012
                                                                          2009   0.581       0.829     2,587,112
                                                                          2008   1.032       0.581     2,864,263
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *............ 2014   1.455       1.476       907,788
                                                                          2013   1.153       1.455       936,790
                                                                          2012   0.958       1.153     1,158,227
                                                                          2011   1.054       0.958     1,263,293
                                                                          2010   0.915       1.054     1,330,900
                                                                          2009   0.659       0.915     1,554,458
                                                                          2008   1.115       0.659     1,805,472
                                                                          2007   1.057       1.115     2,005,191
                                                                          2006   0.996       1.057     2,278,990
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)......... 2014   1.361       1.391        53,060
                                                                          2013   1.510       1.361        65,498
                                                                          2012   1.394       1.510       110,666
                                                                          2011   1.263       1.394       121,981
                                                                          2010   1.180       1.263       104,954
                                                                          2009   1.007       1.180        73,726
                                                                          2008   1.122       1.007        33,072
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.926       1.988        34,858
                                                                          2013   1.983       1.926        65,941
                                                                          2012   1.832       1.983       206,468
                                                                          2011   1.792       1.832       163,487
                                                                          2010   1.673       1.792       150,555
                                                                          2009   1.495       1.673        83,978
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   2.095       2.307        29,111
                                                                          2013   1.589       2.095        31,368
                                                                          2012   1.451       1.589        41,956
                                                                          2011   1.535       1.451        43,154
                                                                          2010   1.333       1.535        43,522
                                                                          2009   1.086       1.333        44,124
                                                                          2008   1.633       1.086        51,967
                                                                          2007   1.570       1.633        54,333
                                                                          2006   1.454       1.570        65,267
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   2.550       2.642        12,022
                                                                          2013   2.535       2.550        12,708
                                                                          2012   2.293       2.535        27,460
                                                                          2011   2.234       2.293        27,681
                                                                          2010   2.010       2.234        28,819
                                                                          2009   1.525       2.010        26,619
                                                                          2008   1.725       1.525        24,688
                                                                          2007   1.633       1.725        36,881
                                                                          2006   1.570       1.633        41,468
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08).......... 2014   7.700       8.640            --
                                                                          2013   5.811       7.700            --
                                                                          2012   4.973       5.811           723
                                                                          2011   5.230       4.973           455
                                                                          2010   4.512       5.230           179
                                                                          2009   3.847       4.512            --
                                                                          2008   5.767       3.847            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.658       1.817            --
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.405       1.477            --
                                                                          2006   1.321       1.405        12,834

                              GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................... 2014   1.797       2.023         2,922
                                                                            2013   1.352       1.797         2,922
                                                                            2012   1.203       1.352        12,830
                                                                            2011   1.212       1.203        21,167
                                                                            2010   1.087       1.212        21,330
                                                                            2009   0.920       1.087        19,647
                                                                            2008   1.482       0.920        19,793
                                                                            2007   1.464       1.482        15,347
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.700       1.760            --
                                                                            2006   1.646       1.700     1,358,038
                                                                            2005   1.628       1.646     1,398,395
 MetLife Investment International Stock Subaccount (Class I) (10/96)....... 2007   1.930       2.077            --
                                                                            2006   1.540       1.930       876,170
                                                                            2005   1.356       1.540       980,677
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.397       1.463            --
                                                                            2006   1.253       1.397     1,699,421
                                                                            2005   1.186       1.253     1,823,574
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.840       1.843            --
                                                                            2006   1.634       1.840       982,626
                                                                            2005   1.538       1.634     1,035,695
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2014   2.173       2.277       135,525
                                                                            2013   2.246       2.173       152,068
                                                                            2012   2.182       2.246       174,755
                                                                            2011   2.049       2.182       198,142
                                                                            2010   1.951       2.049       201,885
                                                                            2009   1.873       1.951       230,865
                                                                            2008   1.784       1.873       276,106
                                                                            2007   1.758       1.784       278,549
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2014   1.896       2.011         8,272
                                                                            2013   1.929       1.896         2,087
                                                                            2012   1.811       1.929        35,627
                                                                            2011   1.715       1.811        31,444
                                                                            2010   1.599       1.715        44,528
                                                                            2009   1.474       1.599        98,080
                                                                            2008   1.541       1.474       132,541
                                                                            2007   1.464       1.541        92,155
                                                                            2006   1.403       1.464       104,344
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 2014   1.704       1.838       143,566
                                                                            2013   1.282       1.704       148,163
                                                                            2012   1.131       1.282       268,096
                                                                            2011   1.254       1.131       343,116
                                                                            2010   1.057       1.254       378,795
                                                                            2009   0.836       1.057       395,971
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2009   2.130       2.219            --
                                                                            2008   3.282       2.130            --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 2014   1.709       1.857            --
                                                                            2013   1.310       1.709            --
                                                                            2012   1.160       1.310        21,013
                                                                            2011   1.148       1.160        16,864
                                                                            2010   1.064       1.148        12,521
                                                                            2009   0.967       1.064        10,704
                                                                            2008   1.413       0.967         9,568
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................... 2014   1.304       1.292        58,730
                                                                            2013   1.317       1.304        82,054
                                                                            2012   1.329       1.317       416,830
                                                                            2011   1.342       1.329       355,483
                                                                            2010   1.350       1.342       336,911
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *............ 2009   0.649       0.643            --
                                                                            2008   1.096       0.649         8,660
                                                                            2007   1.152       1.096         7,232
 MSF FI Large Cap Subaccount (Class A) (4/06).............................. 2009   0.778       0.814            --

                           GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2008   1.423       0.778       385,687
                                                                       2007   1.382       1.423       420,978
                                                                       2006   1.358       1.382       451,656
 MSF FI Value Leaders Subaccount (Class D) (4/08)..................... 2013   1.505       1.660            --
                                                                       2012   1.314       1.505            --
                                                                       2011   1.415       1.314            --
                                                                       2010   1.248       1.415            --
                                                                       2009   1.035       1.248            --
                                                                       2008   1.586       1.035            --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   1.994       2.193        35,288
                                                                       2013   1.518       1.994        35,828
                                                                       2012   1.382       1.518        70,905
                                                                       2011   1.440       1.382        73,221
                                                                       2010   1.262       1.440        81,693
                                                                       2009   0.854       1.262        95,033
                                                                       2008   1.589       0.854        92,455
                                                                       2007   1.332       1.589        95,038
                                                                       2006   1.359       1.332       115,262
 MSF Jennison Growth Subaccount (Class A) (4/12)...................... 2014   1.301       1.405     1,385,670
                                                                       2013   0.959       1.301     1,455,802
                                                                       2012   0.990       0.959     1,976,009
 MSF Jennison Growth Subaccount (Class B) (4/08)...................... 2012   0.876       1.002            --
                                                                       2011   0.882       0.876        39,364
                                                                       2010   0.800       0.882        40,206
                                                                       2009   0.579       0.800        42,011
                                                                       2008   0.870       0.579         8,983
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)........ 2011   0.991       1.076            --
                                                                       2010   0.865       0.991       192,385
                                                                       2009   0.664       0.865       191,992
                                                                       2008   1.126       0.664       190,201
                                                                       2007   1.100       1.126       235,665
                                                                       2006   1.000       1.100            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (2/06).......... 2014   1.390       1.438            --
                                                                       2013   1.345       1.390            --
                                                                       2012   1.244       1.345           538
                                                                       2011   1.216       1.244           166
                                                                       2010   1.116       1.216           122
                                                                       2009   0.935       1.116            73
                                                                       2008   1.102       0.935            17
                                                                       2007   1.054       1.102            --
                                                                       2006   1.000       1.054            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (2/06).......... 2014   1.420       1.476        48,115
                                                                       2013   1.293       1.420        68,673
                                                                       2012   1.171       1.293        85,202
                                                                       2011   1.170       1.171        78,809
                                                                       2010   1.059       1.170        78,789
                                                                       2009   0.864       1.059        82,019
                                                                       2008   1.113       0.864        85,345
                                                                       2007   1.072       1.113        91,195
                                                                       2006   1.000       1.072            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (2/06).......... 2014   1.432       1.490     1,021,603
                                                                       2013   1.225       1.432     1,066,272
                                                                       2012   1.092       1.225     1,213,664
                                                                       2011   1.118       1.092     1,316,827
                                                                       2010   0.997       1.118     1,438,370
                                                                       2009   0.796       0.997     1,549,785
                                                                       2008   1.125       0.796     1,732,829
                                                                       2007   1.089       1.125     1,912,425
                                                                       2006   1.000       1.089           269
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (2/06).......... 2014   1.426       1.486     1,527,651

                                GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2013   1.158       1.426     1,565,886
                                                                                 2012   1.013       1.158     1,664,717
                                                                                 2011   1.063       1.013     1,765,459
                                                                                 2010   0.935       1.063     1,945,730
                                                                                 2009   0.732       0.935     2,049,095
                                                                                 2008   1.138       0.732     2,134,180
                                                                                 2007   1.107       1.138     2,314,413
                                                                                 2006   1.000       1.107            --
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *.......................... 2014   2.992       3.360       732,360
                                                                                 2013   2.287       2.992       756,703
                                                                                 2012   1.995       2.287     1,009,317
                                                                                 2011   1.977       1.995     1,092,450
                                                                                 2010   1.738       1.977     1,177,222
                                                                                 2009   1.390       1.738     1,247,086
                                                                                 2008   2.230       1.390     1,370,933
                                                                                 2007   2.239       2.230     1,554,241
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)...................... 2014   2.912       3.127        23,472
                                                                                 2013   2.475       2.912        23,722
                                                                                 2012   2.244       2.475        52,771
                                                                                 2011   2.217       2.244        47,753
                                                                                 2010   2.037       2.217        45,172
                                                                                 2009   1.737       2.037        65,430
                                                                                 2008   2.258       1.737        64,134
                                                                                 2007   2.188       2.258        78,629
                                                                                 2006   2.038       2.188        76,006
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................. 2014   2.084       2.287        42,309
                                                                                 2013   1.550       2.084        64,777
                                                                                 2012   1.341       1.550        81,153
                                                                                 2011   1.343       1.341        81,153
                                                                                 2010   1.216       1.343        78,722
                                                                                 2009   1.016       1.216        42,425
                                                                                 2008   1.521       1.016            --
                                                                                 2007   1.426       1.521            --
                                                                                 2006   1.285       1.426            --
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *.................... 2014   1.968       1.833       137,192
                                                                                 2013   1.630       1.968       141,031
                                                                                 2012   1.391       1.630       158,603
                                                                                 2011   1.605       1.391       201,141
                                                                                 2010   1.498       1.605       202,270
                                                                                 2009   1.175       1.498       201,555
                                                                                 2008   2.048       1.175       205,780
                                                                                 2007   2.097       2.048       263,077
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2014   3.458       3.425        13,727
                                                                                 2013   2.757       3.458        15,810
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *................. 2014   2.843       2.958       314,040
                                                                                 2013   2.071       2.843       342,985
                                                                                 2012   1.797       2.071       381,216
                                                                                 2011   1.892       1.797       400,547
                                                                                 2010   1.505       1.892       408,606
                                                                                 2009   1.206       1.505       444,461
                                                                                 2008   1.830       1.206       501,174
                                                                                 2007   1.883       1.830       563,590
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................. 2014   2.354       2.538         6,269
                                                                                 2013   1.713       2.354         4,256
                                                                                 2012   1.457       1.713         7,313
                                                                                 2011   1.491       1.457         6,259
                                                                                 2010   1.289       1.491         5,114
                                                                                 2009   0.910       1.289         4,252
                                                                                 2008   1.485       0.910            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2014   3.150       3.328        68,948
                                                                                 2013   2.206       3.150        69,345
                                                                                 2012   1.921       2.206        83,116
                                                                                 2011   1.912       1.921        86,919
                                                                                 2010   1.433       1.912       107,762
                                                                                 2009   1.044       1.433       109,943
                                                                                 2008   1.581       1.044       108,746
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)....... 2007   2.210       2.299            --

                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2006   2.071       2.210        68,431
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   2.069       2.110        51,802
                                                                                   2013   2.101       2.069        54,525
                                                                                   2012   2.049       2.101        86,034
                                                                                   2011   1.957       2.049        88,960
                                                                                   2010   1.865       1.957        88,089
                                                                                   2009   1.802       1.865       142,395
                                                                                   2008   1.823       1.802       140,117
                                                                                   2007   1.761       1.823       135,436
                                                                                   2006   1.694       1.761       152,444
 MSF WMC Balanced Subaccount (Class A) (4/07)..................................... 2014   2.334       2.556       299,413
                                                                                   2013   1.954       2.334       314,901
                                                                                   2012   1.756       1.954       375,447
                                                                                   2011   1.707       1.756       400,644
                                                                                   2010   1.572       1.707       413,597
                                                                                   2009   1.353       1.572       569,347
                                                                                   2008   1.816       1.353       211,775
                                                                                   2007   1.795       1.816       272,024
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.655       1.814         5,841
                                                                                   2013   1.250       1.655         7,477
                                                                                   2012   1.118       1.250        13,866
                                                                                   2011   1.176       1.118        11,964
                                                                                   2010   1.060       1.176        37,003
                                                                                   2009   0.811       1.060        34,179
                                                                                   2008   1.308       0.811        31,070
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.440       1.491            --
                                                                                   2008   1.387       1.440        43,083
                                                                                   2007   1.287       1.387        49,731
                                                                                   2006   1.252       1.287        39,881
                                                                                   2005   1.233       1.252        31,439
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2008   1.003       0.933            --
                                                                                   2007   0.918       1.003           483
                                                                                   2006   0.834       0.918           311
                                                                                   2005   0.785       0.834           149
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.445       1.568            --
                                                                                   2006   1.142       1.445        10,493
                                                                                   2005   1.028       1.142         8,559
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   2.018       2.159            --
                                                                                   2006   1.737       2.018         5,576
                                                                                   2005   1.638       1.737         3,645
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 2006   0.951       1.015            --
                                                                                   2005   0.883       0.951         1,644
 Travelers Convertible Securities Subaccount (8/99)............................... 2006   1.450       1.549            --
                                                                                   2005   1.459       1.450        78,469
 Travelers Disciplined Mid Cap Stock Subaccount (9/98)............................ 2006   2.297       2.514            --
                                                                                   2005   2.062       2.297       138,567
 Travelers Mercury Large Cap Core Subaccount (10/98).............................. 2006   1.242       1.321            --
                                                                                   2005   1.119       1.242         6,828
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (10/98)......................... 2006   1.281       1.359            --
                                                                                   2005   1.255       1.281       112,378
 Travelers MFS(Reg. TM) Total Return Subaccount (10/96)........................... 2006   1.970       2.038            --
                                                                                   2005   1.932       1.970        76,856
 Travelers MFS(Reg. TM) Value Subaccount (5/04)................................... 2006   1.187       1.285            --
                                                                                   2005   1.125       1.187            --
 Travelers Pioneer Fund Subaccount (10/96)........................................ 2006   1.367       1.454            --
                                                                                   2005   1.302       1.367        76,572
 Travelers Pioneer Strategic Income Subaccount (10/96)............................ 2006   1.551       1.570            --
                                                                                   2005   1.510       1.551        38,214

                           GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Quality Bond Subaccount (9/97)............................. 2006   1.413       1.403            --
                                                                       2005   1.404       1.413        91,268
 Travelers Strategic Equity Subaccount (10/96)........................ 2006   1.510       1.579            --
                                                                       2005   1.494       1.510       411,358
 Travelers U.S. Government Securities Subaccount (10/96).............. 2006   1.753       1.694            --
                                                                       2005   1.697       1.753       213,820
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)........ 2014   2.504       2.711        68,840
                                                                       2013   2.129       2.504        75,920
                                                                       2012   1.942       2.129       112,311
                                                                       2011   1.961       1.942       123,968
                                                                       2010   1.765       1.961       147,201
                                                                       2009   1.451       1.765       173,171
                                                                       2008   1.958       1.451       194,873
                                                                       2007   1.782       1.958       192,991
                                                                       2006   1.671       1.782       210,015
                                                                       2005   1.616       1.671       224,933
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)............... 2009   0.577       0.593            --
                                                                       2008   1.024       0.577           416
                                                                       2007   0.919       1.024           416
                                                                       2006   0.869       0.919           407
                                                                       2005   0.813       0.869            95



                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus Stock Index Subaccount (Initial Shares) (1/97)................ 2007   2.095       2.209            --
                                                                       2006   1.835       2.095       757,168
                                                                       2005   1.773       1.835       779,772
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.083       1.162            --
                                                                       2006   1.000       1.083         4,745
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................. 2006   0.825       0.868            --
                                                                       2005   0.790       0.825         4,831
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........ 2008   0.896       0.856            --
                                                                       2007   0.777       0.896        34,411
                                                                       2006   0.766       0.777        29,553
                                                                       2005   0.720       0.766        23,475
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (4/08)............. 2014   2.224       2.249       290,167
                                                                       2013   1.741       2.224       323,600
                                                                       2012   1.437       1.741       337,993
                                                                       2011   1.596       1.437       383,744
                                                                       2010   1.444       1.596       425,037
                                                                       2009   1.027       1.444       438,603
                                                                       2008   1.621       1.027       435,468
 American Funds Growth Subaccount (Class 2) (4/08).................... 2014   1.922       2.062       761,871
                                                                       2013   1.494       1.922       828,979
                                                                       2012   1.282       1.494       901,938
                                                                       2011   1.355       1.282     1,046,208
                                                                       2010   1.155       1.355     1,070,611
                                                                       2009   0.838       1.155       979,478
                                                                       2008   1.447       0.838       780,124
 American Funds Growth-Income Subaccount (Class 2) (4/08)............. 2014   1.745       1.909       530,709

                                   GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.322       1.745       622,325
                                                                                      2012   1.139       1.322       736,990
                                                                                      2011   1.173       1.139       910,550
                                                                                      2010   1.065       1.173       951,371
                                                                                      2009   0.821       1.065       948,808
                                                                                      2008   1.280       0.821     1,334,238
Capital Appreciation Fund
 Capital Appreciation Fund (1/97).................................................... 2006   2.214       2.194            --
                                                                                      2005   1.894       2.214     2,477,295
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (11/98)............................. 2007   2.954       3.099            --
                                                                                      2006   2.255       2.954        54,320
                                                                                      2005   1.783       2.255        47,608
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................ 2006   2.505       3.285            --
                                                                                      2005   2.365       2.505       130,738
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 2008   1.343       1.287            --
                                                                                      2007   1.268       1.343       431,791
                                                                                      2006   1.102       1.268       483,463
                                                                                      2005   1.068       1.102       478,623
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.637       1.548            --
                                                                                      2007   1.862       1.637       629,952
                                                                                      2006   1.815       1.862       703,315
                                                                                      2005   1.736       1.815       667,057
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (10/96).................... 2007   1.682       1.764            --
                                                                                      2006   1.586       1.682       603,024
                                                                                      2005   1.542       1.586       605,856
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/01)................ 2014   2.255       2.489       306,914
                                                                                      2013   1.742       2.255       393,908
                                                                                      2012   1.517       1.742       403,371
                                                                                      2011   1.579       1.517       539,439
                                                                                      2010   1.366       1.579       598,468
                                                                                      2009   1.020       1.366       607,143
                                                                                      2008   1.800       1.020       679,759
                                                                                      2007   1.552       1.800       674,355
                                                                                      2006   1.409       1.552       328,958
                                                                                      2005   1.222       1.409       170,959
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2014   1.949       2.132            --
                                                                                      2013   1.426       1.949            --
                                                                                      2012   1.180       1.426            --
                                                                                      2011   1.227       1.180            --
                                                                                      2010   1.052       1.227            --
                                                                                      2009   0.784       1.052            --
                                                                                      2008   1.352       0.784           618
                                                                                      2007   1.282       1.352         1,540
                                                                                      2006   1.139       1.282           167
                                                                                      2005   0.955       1.139            --
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)....................... 2014   2.735       2.939        15,489
                                                                                      2013   2.159       2.735        36,180
                                                                                      2012   1.862       2.159        35,802
                                                                                      2011   1.865       1.862        54,453
                                                                                      2010   1.638       1.865        61,084
                                                                                      2009   1.273       1.638        82,258
                                                                                      2008   2.245       1.273       341,636
                                                                                      2007   2.237       2.245       421,256
                                                                                      2006   1.883       2.237       430,908
                                                                                      2005   1.799       1.883       426,800
 Fidelity VIP Growth Subaccount (Initial Class) (10/96).............................. 2008   2.091       1.922            --
                                                                                      2007   1.666       2.091       313,886
                                                                                      2006   1.578       1.666       835,178
                                                                                      2005   1.508       1.578       821,849
 Fidelity VIP High Income Subaccount (Initial Class) (10/96)......................... 2014   1.819       1.819         2,337

                               GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.736       1.819         2,337
                                                                              2012   1.538       1.736         2,337
                                                                              2011   1.495       1.538         2,337
                                                                              2010   1.329       1.495         2,480
                                                                              2009   0.934       1.329        28,085
                                                                              2008   1.259       0.934        82,633
                                                                              2007   1.239       1.259        93,973
                                                                              2006   1.127       1.239       175,445
                                                                              2005   1.110       1.127       175,314
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   3.205       3.359       909,191
                                                                              2013   2.386       3.205       978,123
                                                                              2012   2.107       2.386     1,091,756
                                                                              2011   2.391       2.107     1,156,428
                                                                              2010   1.881       2.391     1,328,863
                                                                              2009   1.362       1.881     1,471,651
                                                                              2008   2.281       1.362     1,777,391
                                                                              2007   2.000       2.281     1,844,186
                                                                              2006   1.800       2.000     1,882,423
                                                                              2005   1.543       1.800     1,625,466
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)......... 2014   2.112       1.913        49,774
                                                                              2013   2.156       2.112        66,829
                                                                              2012   1.928       2.156        85,572
                                                                              2011   2.318       1.928       175,694
                                                                              2010   1.994       2.318       179,555
                                                                              2009   1.169       1.994       165,409
                                                                              2008   2.499       1.169       186,090
                                                                              2007   1.963       2.499       164,958
                                                                              2006   1.550       1.963       122,219
                                                                              2005   1.231       1.550        33,302
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04).................... 2014   1.849       1.625       237,084
                                                                              2013   1.521       1.849       318,412
                                                                              2012   1.302       1.521       294,402
                                                                              2011   1.473       1.302       308,682
                                                                              2010   1.375       1.473       363,643
                                                                              2009   1.015       1.375       331,192
                                                                              2008   1.722       1.015       363,195
                                                                              2007   1.509       1.722       278,047
                                                                              2006   1.257       1.509       170,596
                                                                              2005   1.154       1.257       160,940
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (10/96)....... 2007   2.409       2.553            --
                                                                              2006   2.007       2.409       424,117
                                                                              2005   1.955       2.007       422,122
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96)............. 2006   2.079       2.429            --
                                                                              2005   1.928       2.079       405,690
High Yield Bond Trust
 High Yield Bond Trust (10/96)............................................... 2006   1.984       2.032            --
                                                                              2005   1.981       1.984       333,176
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/01)..................... 2006   1.135       1.174            --
                                                                              2005   1.066       1.135        66,247
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)................... 2014   1.872       2.077        49,774
                                                                              2013   1.434       1.872        65,996
                                                                              2012   1.240       1.434       103,439
                                                                              2011   1.276       1.240        48,843
                                                                              2010   1.028       1.276        45,118
                                                                              2009   0.720       1.028        53,522
                                                                              2008   1.297       0.720        84,929
                                                                              2007   1.078       1.297        76,251
                                                                              2006   0.962       1.078        56,269
                                                                              2005   0.869       0.962        48,318
 Janus Aspen Global Research Subaccount (Service Shares) (5/01).............. 2014   1.104       1.169        12,063

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   0.872
                                                                                           2012   0.736
                                                                                           2011   0.865
                                                                                           2010   0.758
                                                                                           2009   0.558
                                                                                           2008   1.022
                                                                                           2007   0.946
                                                                                           2006   0.811
                                                                                           2005   0.777
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)................ 2014   1.825
                                                                                           2013   1.249
                                                                                           2012   1.064
                                                                                           2011   1.051
                                                                                           2010   0.850
                                                                                           2009   0.639
                                                                                           2008   1.085
                                                                                           2007   1.081
                                                                                           2006   1.005
                                                                                           2005   0.911
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07).................... 2014   1.603
                                                                                           2013   1.227
                                                                                           2012   1.079
                                                                                           2011   1.164
                                                                                           2010   1.010
                                                                                           2009   0.790
                                                                                           2008   1.259
                                                                                           2007   1.311
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07).................... 2014   1.909
                                                                                           2013   1.533
                                                                                           2012   1.358
                                                                                           2011   1.273
                                                                                           2010   1.147
                                                                                           2009   0.944
                                                                                           2008   1.470
                                                                                           2007   1.458
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)................. 2014   2.453
                                                                                           2013   1.800
                                                                                           2012   1.513
                                                                                           2011   1.541
                                                                                           2010   1.419
                                                                                           2009   1.008
                                                                                           2008   1.626
                                                                                           2007   1.562
                                                                                           2006   1.511
                                                                                           2005   1.453
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 2014   2.613
                                                                                           2013   1.997
                                                                                           2012   1.734
                                                                                           2011   1.671
                                                                                           2010   1.544
                                                                                           2009   1.255
                                                                                           2008   1.971
                                                                                           2007   1.919
                                                                                           2006   1.642
                                                                                           2005   1.559
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2014   2.325
                                                                                           2013   1.599
                                                                                           2012   1.355
                                                                                           2011   1.352
                                                                                           2010   1.092
                                                                                           2009   0.774
                                                                                           2008   1.320
                                                                                           2007   1.214
                                                                                           2006   1.089
                                                                                           2005   1.050
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)..... 2011   1.050



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.104        18,154
                                                                                           0.872        18,430
                                                                                           0.736        18,713
                                                                                           0.865        18,713
                                                                                           0.758        23,849
                                                                                           0.558        29,758
                                                                                           1.022        33,085
                                                                                           0.946        38,600
                                                                                           0.811        58,347
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)................ 2.172       165,484
                                                                                           1.825       179,240
                                                                                           1.249       193,706
                                                                                           1.064       205,748
                                                                                           1.051       242,292
                                                                                           0.850       413,265
                                                                                           0.639       457,745
                                                                                           1.085       561,203
                                                                                           1.081       603,150
                                                                                           1.005       447,111
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07).................... 1.613            --
                                                                                           1.603       178,951
                                                                                           1.227       181,388
                                                                                           1.079       181,822
                                                                                           1.164       267,353
                                                                                           1.010       431,207
                                                                                           0.790       388,104
                                                                                           1.259       425,734
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07).................... 2.144        11,431
                                                                                           1.909        12,415
                                                                                           1.533        11,384
                                                                                           1.358         4,058
                                                                                           1.273         1,506
                                                                                           1.147         9,035
                                                                                           0.944        11,216
                                                                                           1.470        15,300
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)................. 2.765       286,536
                                                                                           2.453       323,922
                                                                                           1.800       382,153
                                                                                           1.513       412,388
                                                                                           1.541       456,686
                                                                                           1.419       507,985
                                                                                           1.008       529,873
                                                                                           1.626       635,361
                                                                                           1.562       752,722
                                                                                           1.511       813,934
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 2.885        67,320
                                                                                           2.613        67,510
                                                                                           1.997        70,924
                                                                                           1.734        88,492
                                                                                           1.671        95,707
                                                                                           1.544       219,616
                                                                                           1.255       282,522
                                                                                           1.971       331,598
                                                                                           1.919       142,965
                                                                                           1.642       120,447
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2.392        24,717
                                                                                           2.325        64,137
                                                                                           1.599       103,146
                                                                                           1.355        98,991
                                                                                           1.352       103,546
                                                                                           1.092       144,323
                                                                                           0.774       135,319
                                                                                           1.320       127,089
                                                                                           1.214        52,885
                                                                                           1.089        47,796
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)..... 1.132            --

                               GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2010   1.024       1.050        96,385
                                                                               2009   0.805       1.024       170,445
                                                                               2008   1.440       0.805       216,559
                                                                               2007   1.369       1.440       262,215
                                                                               2006   1.101       1.369       261,654
                                                                               2005   0.997       1.101       271,620
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)....... 2011   1.019       1.008            --
                                                                               2010   0.944       1.019            --
                                                                               2009   0.813       0.944            --
                                                                               2008   1.044       0.813         7,553
                                                                               2007   1.042       1.044        32,555
                                                                               2006   1.012       1.042        34,273
                                                                               2005   1.000       1.012         9,179
 LMPVIT Western Asset Variable High Income Subaccount (10/96)................. 2014   2.385       2.350        14,245
                                                                               2013   2.209       2.385        21,704
                                                                               2012   1.896       2.209        21,190
                                                                               2011   1.873       1.896        22,363
                                                                               2010   1.624       1.873        36,615
                                                                               2009   1.027       1.624        53,049
                                                                               2008   1.484       1.027        62,411
                                                                               2007   1.497       1.484       141,056
                                                                               2006   1.364       1.497       132,466
                                                                               2005   1.345       1.364       123,485
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)................ 2010   1.319       1.314            --
                                                                               2009   1.332       1.319        77,076
                                                                               2008   1.313       1.332       680,677
                                                                               2007   1.266       1.313     1,032,571
                                                                               2006   1.224       1.266     1,014,016
                                                                               2005   1.204       1.224       865,878
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98).................................. 2007   2.132       2.240            --
                                                                               2006   1.826       2.132       218,572
                                                                               2005   1.775       1.826       203,410
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96).................................. 2007   1.808       1.903            --
                                                                               2006   1.546       1.808       217,521
                                                                               2005   1.469       1.546       233,308
Managed Assets Trust
 Managed Assets Trust (10/96)................................................. 2006   1.871       1.933            --
                                                                               2005   1.822       1.871       663,326
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................. 2008   2.479       2.393            --
                                                                               2007   2.365       2.479       358,020
                                                                               2006   2.476       2.365       364,945
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *...................... 2014   2.361       2.416       153,102
                                                                               2013   2.173       2.361       153,193
                                                                               2012   1.880       2.173       175,421
                                                                               2011   1.854       1.880       189,908
                                                                               2010   1.613       1.854       228,281
                                                                               2009   1.107       1.613       382,881
                                                                               2008   1.476       1.107       452,850
                                                                               2007   1.512       1.476       610,595
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).................. 2014   1.097       1.232       496,847
                                                                               2013   1.069       1.097       571,386
                                                                               2012   0.856       1.069       580,431
                                                                               2011   0.914       0.856       576,141
                                                                               2010   0.795       0.914       582,009
                                                                               2009   0.596       0.795       664,240
                                                                               2008   1.031       0.596       754,036
                                                                               2007   1.224       1.031       645,652
                                                                               2006   1.003       1.224       513,630
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............ 2014   3.645       3.801            --

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   2.855
                                                                                           2012   2.352
                                                                                           2011   2.567
                                                                                           2010   2.367
                                                                                           2009   1.672
                                                                                           2008   2.909
                                                                                           2007   2.256
                                                                                           2006   2.194
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 2014   3.790
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2014   1.337
                                                                                           2013   0.928
                                                                                           2012   0.791
                                                                                           2011   0.775
                                                                                           2010   0.633
                                                                                           2009   0.482
                                                                                           2008   0.763
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2014   1.268
                                                                                           2013   1.082
                                                                                           2012   0.964
                                                                                           2011   0.996
                                                                                           2010   0.898
                                                                                           2009   0.703
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2014   1.267
                                                                                           2013   1.025
                                                                                           2012   0.892
                                                                                           2011   0.948
                                                                                           2010   0.845
                                                                                           2009   0.637
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2014   1.243
                                                                                           2013   1.108
                                                                                           2012   1.011
                                                                                           2011   1.021
                                                                                           2010   0.940
                                                                                           2009   0.770
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/08)............................ 2014   2.690
                                                                                           2013   2.080
                                                                                           2012   1.625
                                                                                           2011   1.911
                                                                                           2010   1.657
                                                                                           2009   1.078
                                                                                           2008   1.732
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08)................................... 2014   1.793
                                                                                           2013   1.392
                                                                                           2012   1.228
                                                                                           2011   1.290
                                                                                           2010   1.039
                                                                                           2009   0.831
                                                                                           2008   1.259
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)................................ 2014   2.086
                                                                                           2013   1.502
                                                                                           2012   1.282
                                                                                           2011   1.308
                                                                                           2010   1.046
                                                                                           2009   0.788
                                                                                           2008   1.212
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08)................................ 2014   1.616
                                                                                           2013   1.227
                                                                                           2012   1.073
                                                                                           2011   1.208
                                                                                           2010   1.022
                                                                                           2009   0.801
                                                                                           2008   1.077
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)...................... 2009   1.592



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           3.645       916,963
                                                                                           2.855     1,059,779
                                                                                           2.352     1,162,410
                                                                                           2.567     1,309,700
                                                                                           2.367     1,633,919
                                                                                           1.672     2,021,781
                                                                                           2.909     2,304,913
                                                                                           2.256     2,506,161
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 4.277       811,646
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.573        57,605
                                                                                           1.337        40,045
                                                                                           0.928        40,815
                                                                                           0.791        22,620
                                                                                           0.775        17,201
                                                                                           0.633           458
                                                                                           0.482            --
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.329       301,402
                                                                                           1.268       281,582
                                                                                           1.082       167,327
                                                                                           0.964       159,420
                                                                                           0.996       136,063
                                                                                           0.898       114,317
                                                                                           0.703        35,164
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.333        52,262
                                                                                           1.267       141,843
                                                                                           1.025       100,351
                                                                                           0.892        78,944
                                                                                           0.948       101,434
                                                                                           0.845        68,849
                                                                                           0.637        38,987
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.304        96,027
                                                                                           1.243        85,108
                                                                                           1.108        72,323
                                                                                           1.011        70,104
                                                                                           1.021        82,074
                                                                                           0.940       146,535
                                                                                           0.770           530
 MIST Harris Oakmark International Subaccount (Class A) (4/08)............................ 2.512            --
                                                                                           2.690            --
                                                                                           2.080            --
                                                                                           1.625            --
                                                                                           1.911            --
                                                                                           1.657            --
                                                                                           1.078            --
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08)................................... 1.944        44,985
                                                                                           1.793        62,332
                                                                                           1.392        69,361
                                                                                           1.228        54,327
                                                                                           1.290        54,704
                                                                                           1.039        41,692
                                                                                           0.831        21,959
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)................................ 2.231        18,424
                                                                                           2.086        32,585
                                                                                           1.502        30,711
                                                                                           1.282        27,593
                                                                                           1.308        25,189
                                                                                           1.046        22,489
                                                                                           0.788        43,918
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08)................................ 1.672        52,274
                                                                                           1.616        61,780
                                                                                           1.227        58,156
                                                                                           1.073        44,246
                                                                                           1.208        41,582
                                                                                           1.022        36,841
                                                                                           0.801        30,583
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)...................... 1.577            --

                               GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2008   2.154       1.592       543,843
                                                                               2007   2.049       2.154       583,398
                                                                               2006   1.933       2.049       627,119
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)..................... 2011   0.676       0.720            --
                                                                               2010   0.638       0.676         2,108
                                                                               2009   0.467       0.638           143
                                                                               2008   0.894       0.467            --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *.............. 2014   4.075       4.180         1,594
                                                                               2013   3.513       4.075         1,605
                                                                               2012   3.031       3.513         1,617
                                                                               2011   3.105       3.031        12,144
                                                                               2010   2.566       3.105        11,826
                                                                               2009   1.841       2.566        11,841
                                                                               2008   3.058       1.841        41,098
                                                                               2007   2.537       3.058       123,796
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2014   2.574       2.675        35,201
                                                                               2013   2.407       2.574        47,102
                                                                               2012   2.151       2.407        34,473
                                                                               2011   2.076       2.151        34,933
                                                                               2010   1.855       2.076        39,173
                                                                               2009   1.369       1.855        34,059
                                                                               2008   1.697       1.369        30,128
                                                                               2007   1.606       1.697        62,141
                                                                               2006   1.528       1.606        23,923
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.624       0.594            --
                                                                               2008   1.101       0.624        50,499
                                                                               2007   0.995       1.101        50,703
                                                                               2006   1.005       0.995        55,010
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.346       1.398       862,106
                                                                               2013   1.051       1.346       771,658
                                                                               2012   0.911       1.051       752,907
                                                                               2011   1.062       0.911       670,237
 MIST MetLife Small Cap Value Subaccount (Class B) (4/07) *................... 2014   1.802       1.812       135,113
                                                                               2013   1.376       1.802       216,717
                                                                               2012   1.180       1.376       249,324
                                                                               2011   1.311       1.180       234,467
                                                                               2010   1.106       1.311       322,476
                                                                               2009   0.885       1.106       355,916
                                                                               2008   1.276       0.885       433,632
                                                                               2007   1.393       1.276       534,019
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014   3.145       2.915        33,217
                                                                               2013   3.342       3.145        34,300
                                                                               2012   2.839       3.342        36,314
                                                                               2011   3.520       2.839        30,678
                                                                               2010   2.871       3.520        41,359
                                                                               2009   1.717       2.871        59,930
                                                                               2008   3.893       1.717        57,856
                                                                               2007   3.080       3.893        51,693
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.590       1.463        66,568
                                                                               2013   1.349       1.590       122,906
                                                                               2012   1.169       1.349       119,081
                                                                               2011   1.325       1.169       110,476
                                                                               2010   1.203       1.325        64,304
                                                                               2009   0.925       1.203        62,342
                                                                               2008   1.623       0.925        73,269
                                                                               2007   1.541       1.623        61,884
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   2.450       2.659            --
                                                                               2012   2.347       2.450       192,496
                                                                               2011   2.503       2.347       210,836
                                                                               2010   2.054       2.503       276,944
                                                                               2009   1.515       2.054       318,840
                                                                               2008   2.388       1.515       358,519
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............... 2014   1.415       1.413         3,723

                             GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.030       1.415        27,973
                                                                          2012   0.953       1.030        23,545
                                                                          2011   1.036       0.953        19,936
                                                                          2010   0.793       1.036        17,715
                                                                          2009   0.510       0.793        15,868
                                                                          2008   0.917       0.510         2,745
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012   0.864       0.972            --
                                                                          2011   0.883       0.864        84,132
                                                                          2010   0.814       0.883        79,814
                                                                          2009   0.572       0.814       137,194
                                                                          2008   1.018       0.572       478,919
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *............ 2014   1.433       1.451        33,968
                                                                          2013   1.138       1.433        81,447
                                                                          2012   0.947       1.138        80,866
                                                                          2011   1.044       0.947       103,855
                                                                          2010   0.909       1.044       116,468
                                                                          2009   0.655       0.909       166,216
                                                                          2008   1.111       0.655       380,955
                                                                          2007   1.056       1.111       510,670
                                                                          2006   0.996       1.056       916,784
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)......... 2014   1.339       1.366       191,982
                                                                          2013   1.488       1.339       232,880
                                                                          2012   1.377       1.488       284,516
                                                                          2011   1.249       1.377       233,791
                                                                          2010   1.170       1.249       233,097
                                                                          2009   1.000       1.170       259,025
                                                                          2008   1.117       1.000       201,107
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.878       1.934       512,148
                                                                          2013   1.937       1.878       610,215
                                                                          2012   1.793       1.937       524,687
                                                                          2011   1.758       1.793       508,642
                                                                          2010   1.644       1.758       578,756
                                                                          2009   1.471       1.644       532,062
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   2.024       2.224        67,850
                                                                          2013   1.539       2.024        81,633
                                                                          2012   1.407       1.539        83,672
                                                                          2011   1.491       1.407        92,595
                                                                          2010   1.298       1.491        97,643
                                                                          2009   1.060       1.298       103,948
                                                                          2008   1.596       1.060       147,414
                                                                          2007   1.538       1.596       154,843
                                                                          2006   1.426       1.538       186,585
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   2.464       2.547        74,500
                                                                          2013   2.454       2.464        75,505
                                                                          2012   2.224       2.454       178,042
                                                                          2011   2.171       2.224       162,513
                                                                          2010   1.958       2.171       165,254
                                                                          2009   1.488       1.958       180,217
                                                                          2008   1.687       1.488       365,236
                                                                          2007   1.600       1.687       362,331
                                                                          2006   1.540       1.600       302,457
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08).......... 2014   7.338       8.217            --
                                                                          2013   5.549       7.338            --
                                                                          2012   4.758       5.549            --
                                                                          2011   5.014       4.758            --
                                                                          2010   4.334       5.014            --
                                                                          2009   3.703       4.334            --
                                                                          2008   5.558       3.703            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.616       1.768       121,758
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.382       1.452            --
                                                                          2006   1.301       1.382        41,400
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.743       1.958           295

                              GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.314       1.743        76,800
                                                                            2012   1.171       1.314        71,598
                                                                            2011   1.182       1.171        55,400
                                                                            2010   1.063       1.182       100,710
                                                                            2009   0.902       1.063       108,152
                                                                            2008   1.455       0.902        92,630
                                                                            2007   1.440       1.455        49,767
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.666       1.721            --
                                                                            2006   1.615       1.666     3,159,459
                                                                            2005   1.601       1.615     3,084,611
 MetLife Investment International Stock Subaccount (Class I) (10/96)....... 2007   1.891       2.031            --
                                                                            2006   1.512       1.891     1,647,916
                                                                            2005   1.334       1.512     1,941,264
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.369       1.431            --
                                                                            2006   1.230       1.369     3,400,027
                                                                            2005   1.167       1.230     3,599,368
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.803       1.802            --
                                                                            2006   1.604       1.803     1,232,826
                                                                            2005   1.513       1.604     1,316,120
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2014   2.099       2.196       217,718
                                                                            2013   2.174       2.099       243,589
                                                                            2012   2.117       2.174       254,615
                                                                            2011   1.992       2.117       287,632
                                                                            2010   1.900       1.992       304,159
                                                                            2009   1.827       1.900       328,897
                                                                            2008   1.744       1.827       426,703
                                                                            2007   1.720       1.744       499,566
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2014   1.835       1.943       222,669
                                                                            2013   1.871       1.835       271,021
                                                                            2012   1.760       1.871       314,653
                                                                            2011   1.671       1.760       345,369
                                                                            2010   1.560       1.671       315,228
                                                                            2009   1.441       1.560       351,895
                                                                            2008   1.510       1.441       379,320
                                                                            2007   1.437       1.510       332,369
                                                                            2006   1.379       1.437       447,838
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 2014   1.649       1.775       347,449
                                                                            2013   1.243       1.649       458,293
                                                                            2012   1.099       1.243       477,138
                                                                            2011   1.221       1.099       502,741
                                                                            2010   1.031       1.221       595,483
                                                                            2009   0.816       1.031       916,928
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2009   2.070       2.794            --
                                                                            2008   3.194       2.070            --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 2014   1.670       1.811        16,096
                                                                            2013   1.282       1.670        24,187
                                                                            2012   1.138       1.282        29,043
                                                                            2011   1.128       1.138         9,497
                                                                            2010   1.048       1.128         6,667
                                                                            2009   0.954       1.048         5,411
                                                                            2008   1.396       0.954            --
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................... 2014   1.260       1.246        18,736
                                                                            2013   1.275       1.260        18,725
                                                                            2012   1.289       1.275        18,725
                                                                            2011   1.304       1.289        18,739
                                                                            2010   1.314       1.304        20,690
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *............ 2009   0.645       0.639            --
                                                                            2008   1.092       0.645         1,731
                                                                            2007   1.150       1.092         4,408
 MSF FI Large Cap Subaccount (Class A) (4/06).............................. 2009   0.760       0.795            --
                                                                            2008   1.394       0.760     1,168,891
                                                                            2007   1.356       1.394     1,224,247
                                                                            2006   1.334       1.356     1,320,970

                           GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF FI Value Leaders Subaccount (Class D) (4/08)..................... 2013   1.459       1.609            --
                                                                       2012   1.277       1.459       125,105
                                                                       2011   1.377       1.277       152,347
                                                                       2010   1.217       1.377       164,483
                                                                       2009   1.012       1.217       269,013
                                                                       2008   1.552       1.012       274,630
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   1.934       2.123       155,329
                                                                       2013   1.475       1.934       161,467
                                                                       2012   1.346       1.475       173,731
                                                                       2011   1.405       1.346       177,509
                                                                       2010   1.234       1.405       218,821
                                                                       2009   0.837       1.234       316,288
                                                                       2008   1.560       0.837       356,043
                                                                       2007   1.310       1.560       332,537
                                                                       2006   1.338       1.310       388,150
 MSF Jennison Growth Subaccount (Class A) (4/12)...................... 2014   1.268       1.367       111,795
                                                                       2013   0.936       1.268       104,348
                                                                       2012   0.970       0.936       177,690
 MSF Jennison Growth Subaccount (Class B) (4/08)...................... 2012   0.857       0.979            --
                                                                       2011   0.865       0.857        31,904
                                                                       2010   0.786       0.865        34,134
                                                                       2009   0.570       0.786        30,990
                                                                       2008   0.858       0.570        45,078
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)........ 2011   0.981       1.065            --
                                                                       2010   0.858       0.981       376,649
                                                                       2009   0.660       0.858       385,597
                                                                       2008   1.121       0.660       417,149
                                                                       2007   1.098       1.121       310,613
                                                                       2006   1.000       1.098         2,538
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (2/06).......... 2014   1.368       1.413       167,916
                                                                       2013   1.327       1.368       440,115
                                                                       2012   1.229       1.327       347,794
                                                                       2011   1.204       1.229       332,770
                                                                       2010   1.107       1.204       368,759
                                                                       2009   0.929       1.107       447,744
                                                                       2008   1.098       0.929       200,478
                                                                       2007   1.052       1.098       180,965
                                                                       2006   1.000       1.052        25,702
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (2/06).......... 2014   1.398       1.450     1,255,698
                                                                       2013   1.275       1.398     1,357,838
                                                                       2012   1.157       1.275     1,346,351
                                                                       2011   1.158       1.157     1,487,486
                                                                       2010   1.051       1.158     1,494,445
                                                                       2009   0.859       1.051     1,374,926
                                                                       2008   1.109       0.859     1,572,585
                                                                       2007   1.070       1.109     1,363,809
                                                                       2006   1.000       1.070        99,260
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (2/06).......... 2014   1.409       1.463     4,086,334
                                                                       2013   1.208       1.409     4,848,741
                                                                       2012   1.079       1.208     4,921,137
                                                                       2011   1.107       1.079     4,808,567
                                                                       2010   0.989       1.107     4,765,998
                                                                       2009   0.791       0.989     4,738,265
                                                                       2008   1.121       0.791     5,929,292
                                                                       2007   1.087       1.121     5,364,482
                                                                       2006   1.000       1.087       160,226
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (2/06).......... 2014   1.403       1.460     2,845,003
                                                                       2013   1.142       1.403     2,856,847
                                                                       2012   1.001       1.142     3,128,957
                                                                       2011   1.052       1.001     2,991,247
                                                                       2010   0.928       1.052     3,104,348
                                                                       2009   0.727       0.928     3,568,201
                                                                       2008   1.134       0.727     4,543,502
                                                                       2007   1.105       1.134     4,050,840
                                                                       2006   1.000       1.105        97,071
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *................ 2014   2.891       3.240       619,430

                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   2.214       2.891       701,377
                                                                                   2012   1.935       2.214       698,925
                                                                                   2011   1.921       1.935       715,941
                                                                                   2010   1.692       1.921       697,013
                                                                                   2009   1.356       1.692     1,021,123
                                                                                   2008   2.180       1.356       824,665
                                                                                   2007   2.192       2.180       892,378
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)........................ 2014   2.813       3.015     1,175,069
                                                                                   2013   2.396       2.813     1,340,382
                                                                                   2012   2.177       2.396     1,512,010
                                                                                   2011   2.154       2.177     1,626,988
                                                                                   2010   1.984       2.154     1,746,941
                                                                                   2009   1.695       1.984     2,269,079
                                                                                   2008   2.207       1.695     2,484,195
                                                                                   2007   2.144       2.207     2,565,350
                                                                                   2006   1.999       2.144     2,442,765
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2014   2.044       2.239     1,233,695
                                                                                   2013   1.523       2.044     1,410,861
                                                                                   2012   1.321       1.523     1,541,857
                                                                                   2011   1.325       1.321     1,632,316
                                                                                   2010   1.203       1.325     1,772,834
                                                                                   2009   1.007       1.203     1,913,290
                                                                                   2008   1.510       1.007     2,054,169
                                                                                   2007   1.419       1.510     2,268,880
                                                                                   2006   1.280       1.419     1,920,734
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *...................... 2014   1.902       1.767       329,597
                                                                                   2013   1.578       1.902       421,639
                                                                                   2012   1.349       1.578       419,177
                                                                                   2011   1.560       1.349       409,104
                                                                                   2010   1.459       1.560       405,607
                                                                                   2009   1.147       1.459       426,910
                                                                                   2008   2.003       1.147       446,421
                                                                                   2007   2.051       2.003       368,700
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   3.354       3.316       127,267
                                                                                   2013   2.677       3.354       139,118
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *................... 2014   2.746       2.852       241,869
                                                                                   2013   2.005       2.746       283,372
                                                                                   2012   1.743       2.005       302,245
                                                                                   2011   1.839       1.743       306,203
                                                                                   2010   1.466       1.839       342,008
                                                                                   2009   1.176       1.466       354,741
                                                                                   2008   1.790       1.176       514,574
                                                                                   2007   1.842       1.790       479,012
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2014   2.284       2.457        31,532
                                                                                   2013   1.665       2.284        13,875
                                                                                   2012   1.419       1.665         9,522
                                                                                   2011   1.455       1.419        23,928
                                                                                   2010   1.261       1.455        25,576
                                                                                   2009   0.892       1.261        13,023
                                                                                   2008   1.457       0.892        13,043
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2014   3.055       3.221       344,412
                                                                                   2013   2.144       3.055       334,477
                                                                                   2012   1.871       2.144       388,949
                                                                                   2011   1.866       1.871       401,193
                                                                                   2010   1.401       1.866       444,326
                                                                                   2009   1.023       1.401       539,837
                                                                                   2008   1.551       1.023       646,804
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   2.165       2.251            --
                                                                                   2006   2.032       2.165       365,145
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.999       2.034       175,057

                            GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2013   2.034       1.999       270,128
                                                                         2012   1.987       2.034       336,737
                                                                         2011   1.902       1.987       339,470
                                                                         2010   1.816       1.902       349,233
                                                                         2009   1.758       1.816       408,689
                                                                         2008   1.782       1.758       484,798
                                                                         2007   1.725       1.782       670,477
                                                                         2006   1.662       1.725       639,799
 MSF WMC Balanced Subaccount (Class A) (4/07)........................... 2014   2.255       2.465       239,913
                                                                         2013   1.892       2.255       246,649
                                                                         2012   1.703       1.892       308,424
                                                                         2011   1.659       1.703       307,575
                                                                         2010   1.531       1.659       354,602
                                                                         2009   1.320       1.531       475,581
                                                                         2008   1.776       1.320        80,729
                                                                         2007   1.757       1.776       188,221
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).......... 2014   1.605       1.755       242,663
                                                                         2013   1.214       1.605       270,717
                                                                         2012   1.088       1.214       309,571
                                                                         2011   1.147       1.088       303,370
                                                                         2010   1.036       1.147       332,691
                                                                         2009   0.794       1.036       379,785
                                                                         2008   1.282       0.794       466,832
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........ 2009   1.418       1.467            --
                                                                         2008   1.368       1.418       315,874
                                                                         2007   1.273       1.368       228,125
                                                                         2006   1.240       1.273       198,678
                                                                         2005   1.224       1.240       155,217
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)................ 2008   0.990       0.920            --
                                                                         2007   0.908       0.990            --
                                                                         2006   0.827       0.908         8,677
                                                                         2005   0.780       0.827        15,111
 Putnam VT International Equity Subaccount (Class IB) (5/01)............ 2007   1.429       1.549            --
                                                                         2006   1.132       1.429        45,624
                                                                         2005   1.020       1.132        44,320
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................. 2007   1.995       2.134            --
                                                                         2006   1.721       1.995       232,931
                                                                         2005   1.626       1.721       146,395
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)................... 2006   0.942       1.005            --
                                                                         2005   0.876       0.942        47,271
 Travelers Convertible Securities Subaccount (8/99)..................... 2006   1.432       1.528            --
                                                                         2005   1.443       1.432        19,865
 Travelers Disciplined Mid Cap Stock Subaccount (9/98).................. 2006   2.264       2.476            --
                                                                         2005   2.037       2.264       371,108
 Travelers Mercury Large Cap Core Subaccount (10/98).................... 2006   1.224       1.301            --
                                                                         2005   1.105       1.224        20,460
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (10/98)............... 2006   1.263       1.338            --
                                                                         2005   1.239       1.263       340,916
 Travelers MFS(Reg. TM) Total Return Subaccount (10/96)................. 2006   1.934       1.999            --
                                                                         2005   1.900       1.934     2,332,491
 Travelers MFS(Reg. TM) Value Subaccount (5/04)......................... 2006   1.183       1.280            --
                                                                         2005   1.124       1.183     1,774,906
 Travelers Pioneer Fund Subaccount (10/96).............................. 2006   1.342       1.426            --
                                                                         2005   1.281       1.342       174,734
 Travelers Pioneer Strategic Income Subaccount (10/96).................. 2006   1.522       1.540            --
                                                                         2005   1.485       1.522       218,154
 Travelers Quality Bond Subaccount (9/97)............................... 2006   1.390       1.379            --
                                                                         2005   1.383       1.390       429,437

                           GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Strategic Equity Subaccount (10/96)........................ 2006   1.483       1.550            --
                                                                       2005   1.470       1.483       757,966
 Travelers U.S. Government Securities Subaccount (10/96).............. 2006   1.721       1.662            --
                                                                       2005   1.669       1.721       648,697
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)........ 2014   2.419       2.614       150,155
                                                                       2013   2.061       2.419       152,619
                                                                       2012   1.884       2.061       185,737
                                                                       2011   1.906       1.884       151,574
                                                                       2010   1.719       1.906       163,185
                                                                       2009   1.415       1.719       186,027
                                                                       2008   1.914       1.415       257,988
                                                                       2007   1.746       1.914       386,633
                                                                       2006   1.640       1.746       363,311
                                                                       2005   1.589       1.640       394,874
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)............... 2009   0.569       0.584            --
                                                                       2008   1.010       0.569         8,318
                                                                       2007   0.909       1.010         6,848
                                                                       2006   0.861       0.909         5,763
                                                                       2005   0.807       0.861        10,445

------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2014.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 2/25/05 The Travelers Series Trust-MFS(Reg. TM) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust.-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Janus Aspen Series-Balanced Portfolio was replaced by the Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Product Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(Reg.
TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(Reg. TM) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Fidelity Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Fidelity(Reg. TM) Variable Insurance Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.


Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.

                       CONDENSED FINANCIAL INFORMATION --

                             Gold Track Select MUSA

--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                                GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.60%
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus Stock Index Subaccount (Initial Shares) (11/97)......................... 2007   2.217       2.342            --
                                                                                 2006   1.931       2.217       391,031
                                                                                 2005   1.855       1.931       425,802
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).............................. 2007   1.087       1.168            --
                                                                                 2006   1.000       1.087       347,442
 AIM V.I. Premier Equity Subaccount (Series I) (7/01)........................... 2006   0.847       0.892            --
                                                                                 2005   0.806       0.847       398,147
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (7/03).................. 2008   0.930       0.889            --
                                                                                 2007   0.802       0.930       109,960
                                                                                 2006   0.786       0.802       238,818
                                                                                 2005   0.735       0.786       164,175
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)....................... 2014   2.345       2.385     1,449,098
                                                                                 2013   1.826       2.345     1,550,822
                                                                                 2012   1.499       1.826     2,004,861
                                                                                 2011   1.655       1.499     3,069,218
                                                                                 2010   1.490       1.655     2,735,685
                                                                                 2009   1.053       1.490     1,876,048
                                                                                 2008   1.720       1.053     1,242,629
                                                                                 2007   1.507       1.720       912,511
                                                                                 2006   1.259       1.507     1,716,847
                                                                                 2005   1.110       1.259       772,016
 American Funds Growth Subaccount (Class 2) (5/04).............................. 2014   2.027       2.186     2,671,204
                                                                                 2013   1.567       2.027     2,778,224
                                                                                 2012   1.337       1.567     3,190,950
                                                                                 2011   1.406       1.337     4,214,472
                                                                                 2010   1.191       1.406     4,328,492
                                                                                 2009   0.860       1.191     3,306,607
                                                                                 2008   1.544       0.860     2,766,884
                                                                                 2007   1.382       1.544     2,785,664
                                                                                 2006   1.262       1.382     4,514,556
                                                                                 2005   1.092       1.262     1,634,839
 American Funds Growth-Income Subaccount (Class 2) (5/04)....................... 2014   1.840       2.024     1,395,059
                                                                                 2013   1.387       1.840     1,531,460
                                                                                 2012   1.188       1.387     1,847,248
                                                                                 2011   1.217       1.188     2,709,698
                                                                                 2010   1.099       1.217     2,252,078
                                                                                 2009   0.842       1.099     1,552,987
                                                                                 2008   1.363       0.842     1,185,410
                                                                                 2007   1.306       1.363     1,330,289
                                                                                 2006   1.140       1.306     2,430,345
                                                                                 2005   1.084       1.140     1,347,653
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)............................................... 2006   2.329       2.312            --
                                                                                 2005   1.982       2.329     3,178,807
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (1/98)......................... 2007   3.090       3.248            --
                                                                                 2006   2.346       3.090       242,036
                                                                                 2005   1.845       2.346        81,085
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)........................... 2006   2.603       3.432            --
                                                                                 2005   2.444       2.603       732,600
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (9/98)....... 2014   4.569       4.808       191,527

                             GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   3.443       4.569       217,744
                                                                                      2012   3.041       3.443       290,183
                                                                                      2011   3.100       3.041       371,122
                                                                                      2010   2.358       3.100       559,517
                                                                                      2009   1.799       2.358       437,604
                                                                                      2008   2.582       1.799       391,923
                                                                                      2007   2.781       2.582       418,349
                                                                                      2006   2.408       2.781     1,618,529
                                                                                      2005   2.214       2.408     1,142,341
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 2008   1.415       1.358            --
                                                                                      2007   1.329       1.415       367,420
                                                                                      2006   1.147       1.329       729,558
                                                                                      2005   1.106       1.147       470,417
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.723       1.632            --
                                                                                      2007   1.949       1.723       854,724
                                                                                      2006   1.889       1.949     1,750,689
                                                                                      2005   1.797       1.889     1,323,461
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (11/97).................... 2007   1.780       1.870            --
                                                                                      2006   1.669       1.780        48,905
                                                                                      2005   1.613       1.669        48,905
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (4/03)................ 2014   2.418       2.683     3,166,078
                                                                                      2013   1.857       2.418     3,479,929
                                                                                      2012   1.609       1.857     4,080,504
                                                                                      2011   1.665       1.609     5,678,027
                                                                                      2010   1.432       1.665     5,177,190
                                                                                      2009   1.064       1.432     4,323,092
                                                                                      2008   1.867       1.064     3,733,850
                                                                                      2007   1.601       1.867     3,698,163
                                                                                      2006   1.446       1.601     8,304,547
                                                                                      2005   1.247       1.446     7,103,809
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)....... 2014   2.089       2.298        28,469
                                                                                      2013   1.520       2.089        24,844
                                                                                      2012   1.251       1.520        60,314
                                                                                      2011   1.294       1.251        68,707
                                                                                      2010   1.104       1.294       104,921
                                                                                      2009   0.818       1.104       100,461
                                                                                      2008   1.403       0.818        88,755
                                                                                      2007   1.322       1.403        48,915
                                                                                      2006   1.169       1.322       146,543
                                                                                      2005   0.974       1.169        74,681
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)....................... 2014   3.007       3.250        44,728
                                                                                      2013   2.361       3.007        42,878
                                                                                      2012   2.024       2.361        51,226
                                                                                      2011   2.017       2.024        61,065
                                                                                      2010   1.762       2.017        56,240
                                                                                      2009   1.362       1.762        53,238
                                                                                      2008   2.389       1.362       146,959
                                                                                      2007   2.367       2.389       138,732
                                                                                      2006   1.981       2.367       169,656
                                                                                      2005   1.882       1.981       138,209
 Fidelity VIP Growth Subaccount (Initial Class) (11/97).............................. 2008   2.225       2.048            --
                                                                                      2007   1.763       2.225       290,247
                                                                                      2006   1.660       1.763       275,368
                                                                                      2005   1.578       1.660       313,797
 Fidelity VIP High Income Subaccount (Initial Class) (11/97)......................... 2014   2.000       2.011            --
                                                                                      2013   1.899       2.000            --
                                                                                      2012   1.672       1.899            --
                                                                                      2011   1.617       1.672         1,867
                                                                                      2010   1.429       1.617        34,927
                                                                                      2009   0.999       1.429        34,927
                                                                                      2008   1.339       0.999        37,512
                                                                                      2007   1.311       1.339        37,524
                                                                                      2006   1.186       1.311        37,524
                                                                                      2005   1.161       1.186        37,524
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)............................ 2014   3.436       3.622     1,434,741

                         GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   2.544       3.436     1,564,598
                                                                              2012   2.234       2.544     1,879,494
                                                                              2011   2.521       2.234     2,584,570
                                                                              2010   1.973       2.521     2,275,753
                                                                              2009   1.420       1.973     1,786,511
                                                                              2008   2.366       1.420     1,535,912
                                                                              2007   2.064       2.366     1,743,249
                                                                              2006   1.847       2.064     5,803,109
                                                                              2005   1.574       1.847     5,046,318
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/03)............... 2006   1.483       1.745            --
                                                                              2005   1.350       1.483     1,665,669
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)......... 2014   2.228       2.028       170,393
                                                                              2013   2.262       2.228       166,678
                                                                              2012   2.011       2.262       199,065
                                                                              2011   2.404       2.011       189,511
                                                                              2010   2.057       2.404       212,374
                                                                              2009   1.199       2.057       209,376
                                                                              2008   2.550       1.199       387,232
                                                                              2007   1.992       2.550       317,595
                                                                              2006   1.565       1.992       413,332
                                                                              2005   1.235       1.565       311,013
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04).................... 2014   1.950       1.723       379,127
                                                                              2013   1.596       1.950       358,682
                                                                              2012   1.358       1.596       354,335
                                                                              2011   1.528       1.358       383,587
                                                                              2010   1.418       1.528       393,940
                                                                              2009   1.041       1.418       429,606
                                                                              2008   1.757       1.041       350,061
                                                                              2007   1.531       1.757       451,650
                                                                              2006   1.268       1.531     1,114,119
                                                                              2005   1.158       1.268       640,891
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (11/97)....... 2007   2.548       2.706            --
                                                                              2006   2.112       2.548       232,359
                                                                              2005   2.046       2.112       147,663
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96)............. 2006   2.187       2.568            --
                                                                              2005   2.017       2.187       556,302
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/04).............. 2006   1.220       1.477            --
                                                                              2005   1.127       1.220       528,621
High Yield Bond Trust
 High Yield Bond Trust (3/97)................................................ 2006   2.088       2.141            --
                                                                              2005   2.073       2.088       487,875
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (7/01)..................... 2006   1.164       1.207            --
                                                                              2005   1.088       1.164     2,073,047
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)................... 2014   2.007       2.239       257,314
                                                                              2013   1.529       2.007       243,706
                                                                              2012   1.315       1.529       271,968
                                                                              2011   1.345       1.315       469,253
                                                                              2010   1.078       1.345       450,604
                                                                              2009   0.751       1.078       383,306
                                                                              2008   1.346       0.751       354,214
                                                                              2007   1.112       1.346       424,858
                                                                              2006   0.987       1.112       847,311
                                                                              2005   0.887       0.987       733,827
 Janus Aspen Global Research Subaccount (Service Shares) (7/01).............. 2014   1.183       1.261        63,321
                                                                              2013   0.929       1.183        60,230
                                                                              2012   0.780       0.929        76,860
                                                                              2011   0.913       0.780        99,145
                                                                              2010   0.795       0.913        87,463
                                                                              2009   0.582       0.795       198,279
                                                                              2008   1.060       0.582       350,259
                                                                              2007   0.976       1.060       495,129
                                                                              2006   0.832       0.976     1,314,948
                                                                              2005   0.793       0.832     1,293,969
Lazard Retirement Series, Inc.

                           GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Lazard Retirement Small Cap Subaccount (5/04)................................... 2006   1.166       1.320            --
                                                                                  2005   1.128       1.166       172,274
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)....................... 2007   1.007       1.075            --
                                                                                  2006   0.944       1.007         9,188
                                                                                  2005   0.893       0.944        13,859
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2014   1.957       2.342     1,056,445
                                                                                  2013   1.332       1.957     1,020,430
                                                                                  2012   1.129       1.332     1,045,273
                                                                                  2011   1.108       1.129     1,101,481
                                                                                  2010   0.892       1.108     1,195,312
                                                                                  2009   0.667       0.892     1,413,503
                                                                                  2008   1.126       0.667     1,539,345
                                                                                  2007   1.116       1.126     2,013,129
                                                                                  2006   1.032       1.116     3,439,553
                                                                                  2005   0.930       1.032     1,964,545
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.718       1.733            --
                                                                                  2013   1.308       1.718       790,982
                                                                                  2012   1.145       1.308       815,069
                                                                                  2011   1.227       1.145       893,033
                                                                                  2010   1.059       1.227       990,582
                                                                                  2009   0.824       1.059     1,203,817
                                                                                  2008   1.306       0.824     1,249,595
                                                                                  2007   1.298       1.306     1,331,029
                                                                                  2006   1.118       1.298       681,726
                                                                                  2005   1.073       1.118       635,740
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2014   1.918       2.116       234,740
                                                                                  2013   1.484       1.918       258,452
                                                                                  2012   1.288       1.484       246,424
                                                                                  2011   1.263       1.288       298,260
                                                                                  2010   1.128       1.263       300,382
                                                                                  2009   0.929       1.128       336,318
                                                                                  2008   1.322       0.929       343,279
                                                                                  2007   1.227       1.322       319,953
                                                                                  2006   1.075       1.227       280,494
                                                                                  2005   1.037       1.075       225,286
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................. 2011   0.983       1.072            --
                                                                                  2010   0.884       0.983        23,623
                                                                                  2009   0.728       0.884        24,242
                                                                                  2008   1.026       0.728        19,178
                                                                                  2007   0.970       1.026        19,159
                                                                                  2006   0.827       0.970        82,368
                                                                                  2005   0.834       0.827        82,624
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07)........... 2014   2.076       2.344        47,421
                                                                                  2013   1.658       2.076        46,440
                                                                                  2012   1.461       1.658        52,386
                                                                                  2011   1.362       1.461        28,342
                                                                                  2010   1.221       1.362        29,937
                                                                                  2009   0.999       1.221        21,190
                                                                                  2008   1.547       0.999        19,862
                                                                                  2007   1.529       1.547        17,326
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)........ 2014   2.669       3.025        82,679
                                                                                  2013   1.948       2.669        83,114
                                                                                  2012   1.629       1.948        82,769
                                                                                  2011   1.649       1.629       166,723
                                                                                  2010   1.510       1.649       154,347
                                                                                  2009   1.067       1.510        74,119
                                                                                  2008   1.712       1.067        93,392
                                                                                  2007   1.636       1.712       138,898
                                                                                  2006   1.573       1.636       243,806
                                                                                  2005   1.504       1.573       289,180
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 2014   2.841       3.155       276,240

                    GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   2.159
                                                                                           2012   1.865
                                                                                           2011   1.787
                                                                                           2010   1.643
                                                                                           2009   1.327
                                                                                           2008   2.074
                                                                                           2007   2.008
                                                                                           2006   1.709
                                                                                           2005   1.613
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2014   2.493
                                                                                           2013   1.705
                                                                                           2012   1.437
                                                                                           2011   1.426
                                                                                           2010   1.146
                                                                                           2009   0.807
                                                                                           2008   1.370
                                                                                           2007   1.253
                                                                                           2006   1.117
                                                                                           2005   1.072
 LMPVET Equity Index Subaccount (Class II) (5/99)......................................... 2009   0.709
                                                                                           2008   1.141
                                                                                           2007   1.094
                                                                                           2006   0.956
                                                                                           2005   0.923
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 2011   1.135
                                                                                           2010   1.101
                                                                                           2009   0.861
                                                                                           2008   1.531
                                                                                           2007   1.449
                                                                                           2006   1.158
                                                                                           2005   1.043
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   1.061
                                                                                           2010   0.977
                                                                                           2009   0.837
                                                                                           2008   1.069
                                                                                           2007   1.061
                                                                                           2006   1.025
                                                                                           2005   1.007
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............................. 2014   2.621
                                                                                           2013   2.414
                                                                                           2012   2.061
                                                                                           2011   2.024
                                                                                           2010   1.746
                                                                                           2009   1.098
                                                                                           2008   1.578
                                                                                           2007   1.583
                                                                                           2006   1.435
                                                                                           2005   1.407
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)............................. 2010   1.419
                                                                                           2009   1.424
                                                                                           2008   1.397
                                                                                           2007   1.339
                                                                                           2006   1.288
                                                                                           2005   1.260
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01)............................................... 2007   2.230
                                                                                           2006   1.899
                                                                                           2005   1.836
 LMPVPI Total Return Subaccount (Class I) (9/98).......................................... 2007   1.488
                                                                                           2006   1.330
                                                                                           2005   1.295
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97)............................................... 2007   1.913
                                                                                           2006   1.627
                                                                                           2005   1.537
Legg Mason Partners Variable Portfolios V



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.841       288,201
                                                                                           2.159       488,434
                                                                                           1.865       790,456
                                                                                           1.787       783,808
                                                                                           1.643       585,486
                                                                                           1.327       604,312
                                                                                           2.074     1,012,376
                                                                                           2.008       504,118
                                                                                           1.709       545,968
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2.579       175,697
                                                                                           2.493       211,622
                                                                                           1.705       369,677
                                                                                           1.437       546,075
                                                                                           1.426       470,162
                                                                                           1.146       402,831
                                                                                           0.807       347,536
                                                                                           1.370       217,352
                                                                                           1.253       875,141
                                                                                           1.117       961,768
 LMPVET Equity Index Subaccount (Class II) (5/99)......................................... 0.693            --
                                                                                           0.709     4,140,312
                                                                                           1.141     4,736,684
                                                                                           1.094     7,044,296
                                                                                           0.956     5,040,773
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 1.226            --
                                                                                           1.135        95,905
                                                                                           1.101        84,537
                                                                                           0.861        89,068
                                                                                           1.531       176,856
                                                                                           1.449       162,942
                                                                                           1.158       255,434
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 1.051            --
                                                                                           1.061        26,071
                                                                                           0.977        62,855
                                                                                           0.837        59,470
                                                                                           1.069        64,549
                                                                                           1.061        23,302
                                                                                           1.025        77,851
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............................. 2.597        28,795
                                                                                           2.621        24,862
                                                                                           2.414        21,055
                                                                                           2.061        32,924
                                                                                           2.024        36,777
                                                                                           1.746        30,623
                                                                                           1.098        46,937
                                                                                           1.578        52,111
                                                                                           1.583        81,352
                                                                                           1.435        62,659
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)............................. 1.416            --
                                                                                           1.419            58
                                                                                           1.424     1,026,538
                                                                                           1.397       238,696
                                                                                           1.339       261,916
                                                                                           1.288        45,638
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01)............................................... 2.347            --
                                                                                           2.230     1,637,520
                                                                                           1.899     1,691,857
 LMPVPI Total Return Subaccount (Class I) (9/98).......................................... 1.535            --
                                                                                           1.488        16,137
                                                                                           1.330        13,795
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97)............................................... 2.017            --
                                                                                           1.913     3,257,332
                                                                                           1.627     3,231,849
Legg Mason Partners Variable Portfolios V

                    GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)........................ 2007   1.333
                                                                                           2006   1.187
                                                                                           2005   1.139
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................... 2007   1.331
                                                                                           2006   1.141
                                                                                           2005   1.112
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................... 2007   1.400
                                                                                           2006   1.255
                                                                                           2005   1.166
Managed Assets Trust
 Managed Assets Trust (3/97).............................................................. 2006   1.968
                                                                                           2005   1.907
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2008   2.609
                                                                                           2007   2.475
                                                                                           2006   2.581
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................................. 2014   2.581
                                                                                           2013   2.363
                                                                                           2012   2.033
                                                                                           2011   1.993
                                                                                           2010   1.725
                                                                                           2009   1.178
                                                                                           2008   1.561
                                                                                           2007   1.528
                                                                                           2006   1.440
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 2014   1.144
                                                                                           2013   1.109
                                                                                           2012   0.883
                                                                                           2011   0.938
                                                                                           2010   0.812
                                                                                           2009   0.604
                                                                                           2008   1.040
                                                                                           2007   1.228
                                                                                           2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2014   4.007
                                                                                           2013   3.122
                                                                                           2012   2.557
                                                                                           2011   2.776
                                                                                           2010   2.546
                                                                                           2009   1.789
                                                                                           2008   3.094
                                                                                           2007   2.386
                                                                                           2006   2.312
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 2014   4.174
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2014   1.436
                                                                                           2013   0.991
                                                                                           2012   0.840
                                                                                           2011   0.818
                                                                                           2010   0.665
                                                                                           2009   0.503
                                                                                           2008   0.794
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2014   1.308
                                                                                           2013   1.110
                                                                                           2012   0.984
                                                                                           2011   1.011
                                                                                           2010   0.907
                                                                                           2009   0.705
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2014   1.308
                                                                                           2013   1.051
                                                                                           2012   0.911
                                                                                           2011   0.962
                                                                                           2010   0.853
                                                                                           2009   0.640
                                                                                           2008   1.000



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)........................ 1.427            --
                                                                                           1.333       424,031
                                                                                           1.187       458,883
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................... 1.387            --
                                                                                           1.331       938,693
                                                                                           1.141       676,218
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................... 1.548           683
                                                                                           1.400       529,247
                                                                                           1.255       348,775
Managed Assets Trust
 Managed Assets Trust (3/97).............................................................. 2.037            --
                                                                                           1.968     3,755,343
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2.522            --
                                                                                           2.609       467,961
                                                                                           2.475     1,989,099
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................................. 2.656       532,966
                                                                                           2.581       787,944
                                                                                           2.363       973,227
                                                                                           2.033     1,126,789
                                                                                           1.993     1,313,771
                                                                                           1.725       963,309
                                                                                           1.178       822,732
                                                                                           1.561       863,101
                                                                                           1.528       170,973
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 1.293       889,722
                                                                                           1.144       916,710
                                                                                           1.109     1,221,078
                                                                                           0.883     1,353,015
                                                                                           0.938     1,375,066
                                                                                           0.812     1,220,900
                                                                                           0.604     1,101,186
                                                                                           1.040     1,321,364
                                                                                           1.228     2,487,870
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 4.186            --
                                                                                           4.007     3,405,847
                                                                                           3.122     3,624,544
                                                                                           2.557     4,592,561
                                                                                           2.776     4,426,605
                                                                                           2.546     4,099,024
                                                                                           1.789     3,609,955
                                                                                           3.094     3,498,318
                                                                                           2.386     5,027,380
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 4.729     2,978,553
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.698        87,694
                                                                                           1.436        67,355
                                                                                           0.991        63,878
                                                                                           0.840        32,487
                                                                                           0.818         6,983
                                                                                           0.665         1,778
                                                                                           0.503         2,336
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.379       356,987
                                                                                           1.308       299,645
                                                                                           1.110       239,198
                                                                                           0.984       199,530
                                                                                           1.011       135,545
                                                                                           0.907        48,287
                                                                                           0.705        42,820
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.383       345,786
                                                                                           1.308       295,693
                                                                                           1.051       243,506
                                                                                           0.911       207,415
                                                                                           0.962       137,462
                                                                                           0.853        53,093
                                                                                           0.640        18,406

                    GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2014   1.283
                                                                                           2013   1.137
                                                                                           2012   1.032
                                                                                           2011   1.036
                                                                                           2010   0.948
                                                                                           2009   0.773
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2014   2.262
                                                                                           2013   1.740
                                                                                           2012   1.352
                                                                                           2011   1.581
                                                                                           2010   1.363
                                                                                           2009   0.882
                                                                                           2008   1.497
                                                                                           2007   1.519
                                                                                           2006   1.369
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2014   2.435
                                                                                           2013   1.809
                                                                                           2012   1.536
                                                                                           2011   1.568
                                                                                           2010   1.373
                                                                                           2009   1.093
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07)................................... 2014   1.891
                                                                                           2013   1.460
                                                                                           2012   1.281
                                                                                           2011   1.338
                                                                                           2010   1.072
                                                                                           2009   0.852
                                                                                           2008   1.401
                                                                                           2007   1.532
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................................ 2014   2.186
                                                                                           2013   1.565
                                                                                           2012   1.328
                                                                                           2011   1.348
                                                                                           2010   1.072
                                                                                           2009   0.804
                                                                                           2008   1.317
                                                                                           2007   1.189
                                                                                           2006   1.190
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................................ 2014   1.687
                                                                                           2013   1.273
                                                                                           2012   1.108
                                                                                           2011   1.240
                                                                                           2010   1.044
                                                                                           2009   0.813
                                                                                           2008   1.094
                                                                                           2007   1.111
                                                                                           2006   1.036
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)...................... 2009   1.703
                                                                                           2008   2.292
                                                                                           2007   2.168
                                                                                           2006   2.037
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)................................. 2011   0.696
                                                                                           2010   0.652
                                                                                           2009   0.476
                                                                                           2008   0.906
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *.......................... 2014   4.481
                                                                                           2013   3.841
                                                                                           2012   3.296
                                                                                           2011   3.358
                                                                                           2010   2.760
                                                                                           2009   1.969
                                                                                           2008   3.253
                                                                                           2007   2.688
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).............................. 2014   2.785



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.353       275,976
                                                                                           1.283       235,122
                                                                                           1.137       188,467
                                                                                           1.032        88,986
                                                                                           1.036        58,626
                                                                                           0.948        24,467
                                                                                           0.773        20,363
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2.124       421,917
                                                                                           2.262       306,492
                                                                                           1.740       400,903
                                                                                           1.352       433,015
                                                                                           1.581       406,890
                                                                                           1.363       421,657
                                                                                           0.882       258,795
                                                                                           1.497       276,579
                                                                                           1.519       402,379
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2.646       118,006
                                                                                           2.435       125,099
                                                                                           1.809       283,360
                                                                                           1.536       486,236
                                                                                           1.568       521,045
                                                                                           1.373       281,517
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07)................................... 2.061       112,489
                                                                                           1.891       127,930
                                                                                           1.460       155,462
                                                                                           1.281       159,576
                                                                                           1.338       184,167
                                                                                           1.072       186,511
                                                                                           0.852       162,716
                                                                                           1.401       217,540
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................................ 2.351        12,285
                                                                                           2.186        25,614
                                                                                           1.565        23,532
                                                                                           1.328        14,554
                                                                                           1.348        31,634
                                                                                           1.072        34,852
                                                                                           0.804        31,883
                                                                                           1.317        27,162
                                                                                           1.189        40,123
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................................ 1.755        20,787
                                                                                           1.687        25,884
                                                                                           1.273        27,942
                                                                                           1.108         3,579
                                                                                           1.240        17,365
                                                                                           1.044        30,638
                                                                                           0.813        36,448
                                                                                           1.094        60,249
                                                                                           1.111        83,233
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)...................... 1.690            --
                                                                                           1.703     1,040,406
                                                                                           2.292     1,708,065
                                                                                           2.168     4,011,541
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)................................. 0.742            --
                                                                                           0.696        14,550
                                                                                           0.652        10,962
                                                                                           0.476            --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *.......................... 4.621        12,106
                                                                                           4.481        11,156
                                                                                           3.841        10,178
                                                                                           3.296         9,132
                                                                                           3.358         8,250
                                                                                           2.760         8,766
                                                                                           1.969       161,441
                                                                                           3.253       169,878
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).............................. 2.910        65,712

                         GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013    2.590       2.785       82,766
                                                                               2012    2.302       2.590       84,506
                                                                               2011    2.209       2.302       89,531
                                                                               2010    1.964       2.209      100,445
                                                                               2009    1.441       1.964      101,707
                                                                               2008    1.776       1.441      164,857
                                                                               2007    1.673       1.776      182,051
                                                                               2006    1.585       1.673      601,988
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009    0.651       0.621           --
                                                                               2008    1.142       0.651       38,830
                                                                               2007    1.027       1.142       39,331
                                                                               2006    1.033       1.027      173,133
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014    1.406       1.468      673,954
                                                                               2013    1.092       1.406      588,824
                                                                               2012    0.941       1.092      444,050
                                                                               2011    1.093       0.941      373,843
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)........... 2014   11.395      12.376          108
                                                                               2013   10.840      11.395           --
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *.................. 2014    1.900       1.921      983,753
                                                                               2013    1.443       1.900    1,025,730
                                                                               2012    1.231       1.443    1,230,951
                                                                               2011    1.360       1.231    1,680,695
                                                                               2010    1.141       1.360    1,755,586
                                                                               2009    0.908       1.141    1,622,276
                                                                               2008    1.302       0.908    1,412,540
                                                                               2007    1.350       1.302    1,323,664
                                                                               2006    1.320       1.350      285,980
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014    3.419       3.187       46,421
                                                                               2013    3.613       3.419       55,029
                                                                               2012    3.052       3.613       81,629
                                                                               2011    3.764       3.052       95,800
                                                                               2010    3.054       3.764      111,897
                                                                               2009    1.816       3.054      216,834
                                                                               2008    4.094       1.816      208,396
                                                                               2007    3.227       4.094      165,682
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014    1.705       1.577      215,676
                                                                               2013    1.438       1.705      251,790
                                                                               2012    1.240       1.438      297,984
                                                                               2011    1.397       1.240      407,878
                                                                               2010    1.262       1.397      374,668
                                                                               2009    0.965       1.262      416,642
                                                                               2008    1.684       0.965      451,543
                                                                               2007    1.593       1.684      505,549
 MIST MLA Mid Cap Subaccount (Class A) (4/07)................................. 2013    2.650       2.881           --
                                                                               2012    2.525       2.650      429,948
                                                                               2011    2.677       2.525      527,129
                                                                               2010    2.185       2.677      496,271
                                                                               2009    1.603       2.185      514,501
                                                                               2008    1.103       1.603      445,991
                                                                               2007    1.237       1.103       12,283
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............... 2014    1.517       1.524       61,464
                                                                               2013    1.098       1.517       59,753
                                                                               2012    1.011       1.098       66,561
                                                                               2011    1.093       1.011      100,028
                                                                               2010    0.832       1.093      108,020
                                                                               2009    0.532       0.832       61,048
                                                                               2008    0.953       0.532       30,690
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)............ 2012    0.917       1.034           --
                                                                               2011    0.932       0.917      321,699
                                                                               2010    0.855       0.932      279,044
                                                                               2009    0.597       0.855      248,181
                                                                               2008    1.059       0.597      348,272
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *................. 2014    1.495       1.522      469,644

                       GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013    1.180       1.495      470,321
                                                                          2012    0.977       1.180      504,363
                                                                          2011    1.071       0.977      485,285
                                                                          2010    0.927       1.071      547,136
                                                                          2009    0.665       0.927      523,869
                                                                          2008    1.122       0.665      733,293
                                                                          2007    1.060       1.122      925,817
                                                                          2006    0.996       1.060    1,099,185
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014    1.465       1.487    2,266,928
                                                                          2013    1.159       1.465    2,335,741
                                                                          2012    0.963       1.159    2,272,882
                                                                          2011    1.057       0.963    2,574,150
                                                                          2010    0.917       1.057    2,786,874
                                                                          2009    0.660       0.917    2,944,426
                                                                          2008    1.117       0.660    2,276,973
                                                                          2007    1.058       1.117    2,995,606
                                                                          2006    0.996       1.058    3,198,641
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)......... 2014    1.401       1.437      410,673
                                                                          2013    1.549       1.401      691,395
                                                                          2012    1.425       1.549    1,037,515
                                                                          2011    1.286       1.425      694,688
                                                                          2010    1.198       1.286      707,526
                                                                          2009    1.018       1.198      654,510
                                                                          2008    1.097       1.018      879,320
                                                                          2007    1.029       1.097       57,179
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014    2.014       2.085    2,489,243
                                                                          2013    2.065       2.014    3,186,971
                                                                          2012    1.901       2.065    5,255,625
                                                                          2011    1.854       1.901    6,897,380
                                                                          2010    1.724       1.854    5,348,047
                                                                          2009    1.537       1.724    2,664,935
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014    2.225       2.459       86,199
                                                                          2013    1.682       2.225       91,623
                                                                          2012    1.530       1.682       99,137
                                                                          2011    1.613       1.530      106,516
                                                                          2010    1.396       1.613      181,948
                                                                          2009    1.134       1.396      208,590
                                                                          2008    1.698       1.134      161,779
                                                                          2007    1.627       1.698      167,853
                                                                          2006    1.503       1.627      276,112
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007    1.129       1.250           --
                                                                          2006    1.065       1.129       11,663
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014    2.709       2.816      349,804
                                                                          2013    2.684       2.709      433,932
                                                                          2012    2.419       2.684      538,851
                                                                          2011    2.348       2.419      684,209
                                                                          2010    2.106       2.348      714,453
                                                                          2009    1.592       2.106      586,022
                                                                          2008    1.794       1.592      323,848
                                                                          2007    1.692       1.794      190,481
                                                                          2006    1.623       1.692      327,220
 MIST Pyramis(Reg. TM) Managed Risk Subaccount (Class B) (4/13).......... 2014   10.814      11.678            7
                                                                          2013   10.218      10.814           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014    1.447       1.629      427,690
                                                                          2013    1.088       1.447      568,818
                                                                          2012    0.928       1.088      665,101
                                                                          2011    0.972       0.928      692,178
                                                                          2010    0.836       0.972      843,204
                                                                          2009    0.710       0.836      838,176
                                                                          2008    1.121       0.710      887,147
                                                                          2007    1.085       1.121      988,521
                                                                          2006    1.001       1.085    3,522,600
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014    1.735       1.906      689,721
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007    1.446       1.522           --
                                                                          2006    1.357       1.446      178,204
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014    1.896       2.141       12,140

                        GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.421       1.896        50,660
                                                                            2012   1.260       1.421        36,638
                                                                            2011   1.265       1.260        32,311
                                                                            2010   1.130       1.265       107,948
                                                                            2009   0.954       1.130         2,953
                                                                            2008   1.531       0.954        14,770
                                                                            2007   1.509       1.531       128,068
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.762       1.830            --
                                                                            2006   1.700       1.762     1,089,845
                                                                            2005   1.675       1.700       764,679
 MetLife Investment International Stock Subaccount (Class I) (3/97)........ 2007   2.000       2.159            --
                                                                            2006   1.591       2.000     1,663,353
                                                                            2005   1.396       1.591     1,025,647
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.448       1.521            --
                                                                            2006   1.294       1.448     1,450,173
                                                                            2005   1.221       1.294       779,759
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.907       1.916            --
                                                                            2006   1.688       1.907     1,380,843
                                                                            2005   1.583       1.688     1,192,206
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2014   2.308       2.427       448,783
                                                                            2013   2.377       2.308       466,638
                                                                            2012   2.302       2.377       564,487
                                                                            2011   2.154       2.302     1,164,754
                                                                            2010   2.043       2.154       924,433
                                                                            2009   1.954       2.043       841,340
                                                                            2008   1.855       1.954       809,872
                                                                            2007   1.828       1.855       799,904
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2014   2.007       2.136       341,183
                                                                            2013   2.035       2.007       343,249
                                                                            2012   1.903       2.035       615,261
                                                                            2011   1.797       1.903       860,094
                                                                            2010   1.669       1.797       701,280
                                                                            2009   1.534       1.669       385,373
                                                                            2008   1.597       1.534       367,198
                                                                            2007   1.512       1.597       361,988
                                                                            2006   1.446       1.512       426,709
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 2014   1.805       1.954       679,444
                                                                            2013   1.353       1.805       705,131
                                                                            2012   1.190       1.353     1,020,932
                                                                            2011   1.315       1.190     1,624,034
                                                                            2010   1.104       1.315     1,335,805
                                                                            2009   0.871       1.104       807,801
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2009   2.238       2.335            --
                                                                            2008   3.441       2.238            --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 2014   1.781       1.942       706,653
                                                                            2013   1.360       1.781       726,311
                                                                            2012   1.200       1.360       686,276
                                                                            2011   1.183       1.200       622,195
                                                                            2010   1.093       1.183       577,571
                                                                            2009   0.990       1.093       553,093
                                                                            2008   1.443       0.990        57,091
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................... 2014   1.294       1.286     5,373,535
                                                                            2013   1.301       1.294     4,637,156
                                                                            2012   1.309       1.301     5,027,198
                                                                            2011   1.317       1.309     5,331,105
                                                                            2010   1.325       1.317     6,929,273
                                                                            2009   1.327       1.325     7,240,947
                                                                            2008   1.298       1.327     6,489,414
                                                                            2007   1.243       1.298     4,676,190
                                                                            2006   1.208       1.243     6,745,690
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *............ 2009   0.655       0.650            --
                                                                            2008   1.102       0.655        97,511
                                                                            2007   1.156       1.102        96,900

                     GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF FI Large Cap Subaccount (Class A) (4/06)......................... 2009   0.810       0.848            --
                                                                       2008   1.476       0.810       820,592
                                                                       2007   1.429       1.476       886,897
                                                                       2006   1.400       1.429     1,791,470
 MSF FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   1.589       1.754            --
                                                                       2012   1.382       1.589       761,482
                                                                       2011   1.483       1.382     1,141,787
                                                                       2010   1.304       1.483     1,118,553
                                                                       2009   1.078       1.304       912,029
                                                                       2008   1.777       1.078       832,281
                                                                       2007   1.718       1.777       987,838
                                                                       2006   1.663       1.718     2,168,353
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   2.103       2.322        60,994
                                                                       2013   1.595       2.103        60,383
                                                                       2012   1.447       1.595        58,097
                                                                       2011   1.503       1.447        55,452
                                                                       2010   1.313       1.503        78,418
                                                                       2009   0.885       1.313        87,510
                                                                       2008   1.641       0.885       166,185
                                                                       2007   1.371       1.641       185,965
                                                                       2006   1.395       1.371       370,903
 MSF Jennison Growth Subaccount (Class A) (4/12)...................... 2014   1.361       1.475       397,809
                                                                       2013   0.999       1.361       385,728
                                                                       2012   1.030       0.999       384,403
 MSF Jennison Growth Subaccount (Class B) (4/08)...................... 2012   0.909       1.044            --
                                                                       2011   0.913       0.909        44,597
                                                                       2010   0.825       0.913        46,826
                                                                       2009   0.595       0.825        91,416
                                                                       2008   0.892       0.595        88,279
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)........ 2011   1.008       1.096            --
                                                                       2010   0.877       1.008       652,513
                                                                       2009   0.671       0.877       452,347
                                                                       2008   1.133       0.671       353,152
                                                                       2007   1.104       1.133       184,278
                                                                       2006   1.000       1.104        68,049
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (2/06).......... 2014   1.429       1.484       201,594
                                                                       2013   1.378       1.429       317,837
                                                                       2012   1.270       1.378       276,080
                                                                       2011   1.237       1.270       105,207
                                                                       2010   1.131       1.237       335,414
                                                                       2009   0.944       1.131       230,078
                                                                       2008   1.109       0.944       159,419
                                                                       2007   1.057       1.109       116,509
                                                                       2006   1.000       1.057        42,701
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (2/06).......... 2014   1.460       1.523       958,163
                                                                       2013   1.324       1.460       749,425
                                                                       2012   1.195       1.324       668,656
                                                                       2011   1.190       1.195       569,123
                                                                       2010   1.073       1.190       943,691
                                                                       2009   0.873       1.073       647,874
                                                                       2008   1.120       0.873       554,788
                                                                       2007   1.075       1.120       379,547
                                                                       2006   1.000       1.075       341,858
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (2/06).......... 2014   1.472       1.537     3,448,618
                                                                       2013   1.255       1.472     3,018,608
                                                                       2012   1.115       1.255     2,473,745
                                                                       2011   1.137       1.115     2,288,618
                                                                       2010   1.011       1.137     2,752,499
                                                                       2009   0.804       1.011     1,815,955
                                                                       2008   1.133       0.804     1,607,447
                                                                       2007   1.092       1.133     1,362,538
                                                                       2006   1.000       1.092       458,707
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (2/06).......... 2014   1.466       1.533     1,956,235

                      GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013    1.186       1.466    1,779,260
                                                                        2012    1.034       1.186    1,409,873
                                                                        2011    1.081       1.034    1,205,580
                                                                        2010    0.948       1.081    2,750,499
                                                                        2009    0.739       0.948    2,516,836
                                                                        2008    1.146       0.739    2,123,002
                                                                        2007    1.110       1.146    2,019,152
                                                                        2006    1.000       1.110      593,896
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)........... 2014   27.880      30.267          160
                                                                        2013   23.816      27.880           10
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *................. 2014    3.178       3.582    1,910,202
                                                                        2013    2.421       3.178    1,961,035
                                                                        2012    2.104       2.421    2,205,793
                                                                        2011    2.078       2.104    2,985,130
                                                                        2010    1.820       2.078    3,205,205
                                                                        2009    1.450       1.820    3,424,479
                                                                        2008    2.319       1.450    1,173,180
                                                                        2007    2.323       2.319    1,244,922
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2014    3.093       3.333    2,027,678
                                                                        2013    2.620       3.093    2,105,540
                                                                        2012    2.367       2.620    2,321,778
                                                                        2011    2.330       2.367    2,608,318
                                                                        2010    2.133       2.330    2,877,524
                                                                        2009    1.813       2.133    2,873,547
                                                                        2008    2.348       1.813    2,878,662
                                                                        2007    2.268       2.348    3,607,412
                                                                        2006    2.107       2.268    6,182,766
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2014    2.155       2.374      570,200
                                                                        2013    1.597       2.155      611,594
                                                                        2012    1.378       1.597      260,281
                                                                        2011    1.374       1.378      426,155
                                                                        2010    1.241       1.374      269,028
                                                                        2009    1.033       1.241      316,110
                                                                        2008    1.540       1.033      335,922
                                                                        2007    1.440       1.540      377,227
                                                                        2006    1.294       1.440      431,997
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *........... 2014    2.091       1.953      576,044
                                                                        2013    1.726       2.091      653,976
                                                                        2012    1.467       1.726      763,665
                                                                        2011    1.687       1.467    1,017,526
                                                                        2010    1.569       1.687    1,053,491
                                                                        2009    1.226       1.569    1,082,312
                                                                        2008    2.130       1.226    1,077,589
                                                                        2007    2.180       2.130    1,116,736
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).............. 2014    3.648       3.626      331,083
                                                                        2013    2.901       3.648      367,028
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *........ 2014    3.020       3.153      559,236
                                                                        2013    2.192       3.020      556,896
                                                                        2012    1.896       2.192      589,600
                                                                        2011    1.989       1.896      746,055
                                                                        2010    1.576       1.989      809,535
                                                                        2009    1.258       1.576      769,787
                                                                        2008    1.904       1.258      692,763
                                                                        2007    1.958       1.904      673,607
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2014    2.483       2.686       35,043
                                                                        2013    1.800       2.483       35,410
                                                                        2012    1.526       1.800       19,728
                                                                        2011    1.556       1.526       17,174
                                                                        2010    1.341       1.556        6,522
                                                                        2009    0.943       1.341        2,051
                                                                        2008    1.535       0.943       18,997
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2014    3.323       3.523      524,796

                           GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   2.319       3.323       574,025
                                                                                   2012   2.013       2.319       518,324
                                                                                   2011   1.996       2.013       661,884
                                                                                   2010   1.491       1.996       600,423
                                                                                   2009   1.082       1.491       593,019
                                                                                   2008   1.635       1.082       683,628
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   2.290       2.385            --
                                                                                   2006   2.141       2.290       735,254
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   2.197       2.249       204,776
                                                                                   2013   2.224       2.197       208,259
                                                                                   2012   2.161       2.224       246,951
                                                                                   2011   2.057       2.161       286,013
                                                                                   2010   1.953       2.057       313,579
                                                                                   2009   1.880       1.953       374,483
                                                                                   2008   1.896       1.880       442,793
                                                                                   2007   1.825       1.896       351,999
                                                                                   2006   1.752       1.825       760,014
 MSF WMC Balanced Subaccount (Class A) (4/07)..................................... 2014   2.479       2.725       664,581
                                                                                   2013   2.068       2.479       689,360
                                                                                   2012   1.852       2.068       768,061
                                                                                   2011   1.795       1.852     1,093,351
                                                                                   2010   1.647       1.795     1,182,794
                                                                                   2009   1.412       1.647     1,273,020
                                                                                   2008   1.889       1.412        37,614
                                                                                   2007   1.862       1.889        37,628
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.747       1.921       235,621
                                                                                   2013   1.314       1.747       234,518
                                                                                   2012   1.172       1.314       289,203
                                                                                   2011   1.228       1.172       370,706
                                                                                   2010   1.103       1.228       380,539
                                                                                   2009   0.841       1.103       368,495
                                                                                   2008   1.353       0.841       324,641
Money Market Portfolio
 Money Market Subaccount (9/98)................................................... 2006   1.193       1.208            --
                                                                                   2005   1.167       1.193     4,050,881
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.135       1.203            --
                                                                                   2005   1.080       1.135        17,479
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05).................. 2007   1.001       1.025            --
                                                                                   2006   1.000       1.001       233,636
                                                                                   2005   1.000       1.000        13,021
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).................. 2009   1.479       1.533            --
                                                                                   2008   1.420       1.479     1,631,914
                                                                                   2007   1.313       1.420       783,061
                                                                                   2006   1.272       1.313     2,580,553
                                                                                   2005   1.249       1.272     2,017,831
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01).......................... 2008   1.027       0.956            --
                                                                                   2007   0.936       1.027        75,092
                                                                                   2006   0.848       0.936        69,420
                                                                                   2005   0.796       0.848        67,921
 Putnam VT International Equity Subaccount (Class IB) (7/01)...................... 2007   1.474       1.601            --
                                                                                   2006   1.161       1.474     1,359,619
                                                                                   2005   1.041       1.161     1,294,451
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01)........................... 2007   2.058       2.205            --
                                                                                   2006   1.765       2.058     1,819,487
                                                                                   2005   1.659       1.765     1,767,557
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 2006   0.967       1.033            --
                                                                                   2005   0.894       0.967       156,849
 Travelers Convertible Securities Subaccount (8/99)............................... 2006   1.483       1.585            --
                                                                                   2005   1.486       1.483       511,555
 Travelers Disciplined Mid Cap Stock Subaccount (9/98)............................ 2006   2.356       2.581            --

                       GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   2.108       2.356     2,238,649
 Travelers Equity Income Subaccount (7/97)............................... 2006   1.578       1.663            --
                                                                          2005   1.519       1.578     2,235,482
 Travelers Federated High Yield Subaccount (10/97)....................... 2006   1.400       1.440            --
                                                                          2005   1.373       1.400           501
 Travelers Federated Stock Subaccount (7/97)............................. 2006   1.622       1.685            --
                                                                          2005   1.549       1.622       390,996
 Travelers Large Cap Subaccount (7/97)................................... 2006   1.354       1.400            --
                                                                          2005   1.253       1.354       816,919
 Travelers Mercury Large Cap Core Subaccount (10/98)..................... 2006   1.274       1.357            --
                                                                          2005   1.144       1.274       180,104
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (9/98)................. 2006   1.314       1.395            --
                                                                          2005   1.283       1.314       383,071
 Travelers MFS(Reg. TM) Total Return Subaccount (3/97)................... 2006   2.035       2.107            --
                                                                          2005   1.988       2.035     3,410,646
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.194       1.294            --
                                                                          2005   1.128       1.194       115,971
 Travelers Mondrian International Stock Subaccount (8/97)................ 2006   1.188       1.369            --
                                                                          2005   1.092       1.188       263,280
 Travelers Pioneer Fund Subaccount (3/97)................................ 2006   1.412       1.503            --
                                                                          2005   1.340       1.412       213,115
 Travelers Pioneer Mid Cap Value Subaccount (8/05)....................... 2006   1.009       1.065            --
                                                                          2005   1.000       1.009         2,859
 Travelers Pioneer Strategic Income Subaccount (10/96)................... 2006   1.602       1.623            --
                                                                          2005   1.554       1.602       218,148
 Travelers Quality Bond Subaccount (9/97)................................ 2006   1.454       1.446            --
                                                                          2005   1.440       1.454       325,404
 Travelers Strategic Equity Subaccount (3/97)............................ 2006   1.560       1.633            --
                                                                          2005   1.538       1.560       622,816
 Travelers Style Focus Series: Small Cap Growth Subaccount (7/05)........ 2006   1.030       1.190            --
                                                                          2005   1.000       1.030           749
 Travelers Style Focus Series: Small Cap Value Subaccount (3/06)......... 2006   1.000       1.036            --
 Travelers U.S. Government Securities Subaccount (10/96)................. 2006   1.811       1.752            --
                                                                          2005   1.746       1.811       786,487
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)........... 2014   2.660       2.890       118,649
                                                                          2013   2.254       2.660       114,854
                                                                          2012   2.048       2.254       112,453
                                                                          2011   2.061       2.048       111,826
                                                                          2010   1.849       2.061       110,723
                                                                          2009   1.514       1.849       123,343
                                                                          2008   2.036       1.514        78,316
                                                                          2007   1.847       2.036       130,963
                                                                          2006   1.726       1.847       401,523
                                                                          2005   1.663       1.726       401,078
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)...................... 2009   1.086       1.057            --
                                                                          2008   1.702       1.086       216,838
                                                                          2007   1.753       1.702       245,445
                                                                          2006   1.520       1.753       285,286
                                                                          2005   1.469       1.520       116,311
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2009   0.593       0.610            --
                                                                          2008   1.048       0.593         3,421
                                                                          2007   0.938       1.048         3,421
                                                                          2006   0.884       0.938        46,218
                                                                          2005   0.824       0.884        32,816
Wells Fargo Variable Trust
 Wells Fargo VT Small Cap Value Subaccount (9/98)........................ 2014   2.704       2.807         1,073

GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.60%
                       (CONTINUED)
                            UNIT      UNIT     NUMBER OF
                           VALUE      VALUE      UNITS
                             AT        AT     OUTSTANDING
                         BEGINNING   END OF       AT
PORTFOLIO NAME    YEAR    OF YEAR     YEAR    END OF YEAR
---------------- ------ ----------- -------- ------------
                 2013   2.370       2.704         1,365
                 2012   2.092       2.370         6,837
                 2011   2.269       2.092        31,592
                 2010   1.947       2.269        39,119
                 2009   1.223       1.947       202,527
                 2008   2.219       1.223        29,497
                 2007   2.248       2.219        27,265
                 2006   1.954       2.248       181,917
                 2005   1.687       1.954       185,374





                           GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.80%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus Stock Index Subaccount (Initial Shares) (11/97)............... 2007   2.172       2.293            --
                                                                       2006   1.895       2.172            --
                                                                       2005   1.825       1.895     1,552,335
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.086       1.166            --
                                                                       2006   1.000       1.086        34,874
 AIM V.I. Premier Equity Subaccount (Series I) (7/01)................. 2006   0.839       0.883            --
                                                                       2005   0.800       0.839        42,257
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (7/03)........ 2008   0.917       0.877            --
                                                                       2007   0.793       0.917       128,916
                                                                       2006   0.779       0.793       107,961
                                                                       2005   0.729       0.779        54,699
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)............. 2014   2.300       2.335        31,946
                                                                       2013   1.795       2.300        58,786
                                                                       2012   1.476       1.795        43,491
                                                                       2011   1.633       1.476        61,935
                                                                       2010   1.473       1.633        68,332
                                                                       2009   1.044       1.473        69,361
                                                                       2008   1.708       1.044       120,682
                                                                       2007   1.499       1.708       123,531
                                                                       2006   1.255       1.499        78,462
                                                                       2005   1.109       1.255         8,379
 American Funds Growth Subaccount (Class 2) (5/04).................... 2014   1.988       2.140        74,500
                                                                       2013   1.540       1.988        80,589
                                                                       2012   1.317       1.540       182,911
                                                                       2011   1.387       1.317       253,411
                                                                       2010   1.178       1.387       233,275
                                                                       2009   0.852       1.178       222,115
                                                                       2008   1.532       0.852       167,479
                                                                       2007   1.375       1.532       197,035
                                                                       2006   1.258       1.375       182,381
                                                                       2005   1.091       1.258       119,350
 American Funds Growth-Income Subaccount (Class 2) (5/04)............. 2014   1.805       1.981        94,409
                                                                       2013   1.363       1.805       101,424
                                                                       2012   1.170       1.363       108,938
                                                                       2011   1.201       1.170       118,697
                                                                       2010   1.086       1.201       135,008
                                                                       2009   0.834       1.086       123,680
                                                                       2008   1.353       0.834        97,490
                                                                       2007   1.299       1.353       101,446
                                                                       2006   1.136       1.299        87,077
                                                                       2005   1.082       1.136        37,529
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)..................................... 2006   2.286       2.268            --
                                                                       2005   1.950       2.286     5,433,855
Credit Suisse Trust

                             GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Credit Suisse Trust Emerging Markets Subaccount (1/98).............................. 2007   3.040       3.193            --
                                                                                      2006   2.312       3.040       239,778
                                                                                      2005   1.822       2.312       250,748
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................ 2006   2.567       3.378            --
                                                                                      2005   2.415       2.567       296,129
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (9/98)............ 2014   4.431       4.654       120,415
                                                                                      2013   3.346       4.431       280,891
                                                                                      2012   2.961       3.346       320,646
                                                                                      2011   3.025       2.961       374,903
                                                                                      2010   2.305       3.025       397,309
                                                                                      2009   1.763       2.305       393,993
                                                                                      2008   2.534       1.763       377,676
                                                                                      2007   2.736       2.534       445,402
                                                                                      2006   2.373       2.736       448,108
                                                                                      2005   2.186       2.373       944,746
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 2008   1.388       1.332            --
                                                                                      2007   1.306       1.388     4,769,937
                                                                                      2006   1.131       1.306     5,398,065
                                                                                      2005   1.092       1.131     6,399,684
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.691       1.601            --
                                                                                      2007   1.917       1.691     1,694,486
                                                                                      2006   1.862       1.917     1,787,672
                                                                                      2005   1.774       1.862     2,255,092
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (11/97).................... 2007   1.744       1.830            --
                                                                                      2006   1.638       1.744            --
                                                                                      2005   1.587       1.638     1,369,326
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (4/03)................ 2014   2.357       2.611       510,921
                                                                                      2013   1.814       2.357       745,118
                                                                                      2012   1.575       1.814       873,350
                                                                                      2011   1.633       1.575       979,830
                                                                                      2010   1.408       1.633     1,034,999
                                                                                      2009   1.048       1.408     1,169,601
                                                                                      2008   1.842       1.048     1,169,357
                                                                                      2007   1.583       1.842     1,010,307
                                                                                      2006   1.432       1.583     1,003,656
                                                                                      2005   1.238       1.432       875,070
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)....... 2014   2.037       2.236        39,899
                                                                                      2013   1.485       2.037        38,801
                                                                                      2012   1.225       1.485        31,972
                                                                                      2011   1.270       1.225        26,834
                                                                                      2010   1.085       1.270        40,243
                                                                                      2009   0.805       1.085        39,370
                                                                                      2008   1.384       0.805        43,976
                                                                                      2007   1.307       1.384        37,548
                                                                                      2006   1.158       1.307        55,352
                                                                                      2005   0.967       1.158        33,158
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)....................... 2014   2.905       3.133            --
                                                                                      2013   2.285       2.905            --
                                                                                      2012   1.964       2.285            --
                                                                                      2011   1.960       1.964            --
                                                                                      2010   1.716       1.960            --
                                                                                      2009   1.329       1.716            --
                                                                                      2008   2.335       1.329            --
                                                                                      2007   2.319       2.335            79
                                                                                      2006   1.945       2.319            79
                                                                                      2005   1.852       1.945     2,120,920
 Fidelity VIP Growth Subaccount (Initial Class) (11/97).............................. 2008   2.175       2.001            --
                                                                                      2007   1.727       2.175           142
                                                                                      2006   1.629       1.727           142
                                                                                      2005   1.552       1.629     3,378,817
 Fidelity VIP High Income Subaccount (Initial Class) (11/97)......................... 2014   1.932       1.939            --

                         GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.838       1.932            --
                                                                              2012   1.622       1.838            --
                                                                              2011   1.572       1.622            --
                                                                              2010   1.392       1.572            --
                                                                              2009   0.975       1.392            --
                                                                              2008   1.310       0.975            --
                                                                              2007   1.284       1.310            --
                                                                              2006   1.164       1.284            --
                                                                              2005   1.142       1.164       187,401
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01).................... 2014   3.350       3.524     1,412,479
                                                                              2013   2.486       3.350       792,885
                                                                              2012   2.187       2.486       673,835
                                                                              2011   2.473       2.187       824,587
                                                                              2010   1.939       2.473       926,233
                                                                              2009   1.399       1.939       868,005
                                                                              2008   2.334       1.399       778,711
                                                                              2007   2.040       2.334       682,204
                                                                              2006   1.830       2.040       653,948
                                                                              2005   1.563       1.830       524,518
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/03)............... 2006   1.475       1.732            --
                                                                              2005   1.345       1.475        37,259
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)......... 2014   2.185       1.986        62,998
                                                                              2013   2.223       2.185        49,596
                                                                              2012   1.980       2.223        46,457
                                                                              2011   2.372       1.980        40,539
                                                                              2010   2.034       2.372        34,292
                                                                              2009   1.188       2.034        15,493
                                                                              2008   2.532       1.188        13,032
                                                                              2007   1.982       2.532        63,148
                                                                              2006   1.559       1.982        48,998
                                                                              2005   1.234       1.559            78
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04).................... 2014   1.913       1.686        36,844
                                                                              2013   1.568       1.913        57,348
                                                                              2012   1.337       1.568       100,488
                                                                              2011   1.508       1.337        90,811
                                                                              2010   1.402       1.508        95,027
                                                                              2009   1.032       1.402       111,986
                                                                              2008   1.744       1.032        41,486
                                                                              2007   1.523       1.744        47,238
                                                                              2006   1.264       1.523        30,802
                                                                              2005   1.156       1.264        17,385
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (11/97)....... 2007   2.497       2.649            --
                                                                              2006   2.073       2.497            --
                                                                              2005   2.012       2.073       373,925
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96)............. 2006   2.147       2.517            --
                                                                              2005   1.984       2.147     1,139,783
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/04).............. 2006   1.216       1.469            --
                                                                              2005   1.126       1.216        90,279
High Yield Bond Trust
 High Yield Bond Trust (3/97)................................................ 2006   2.049       2.101            --
                                                                              2005   2.039       2.049       681,925
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (7/01)..................... 2006   1.153       1.195            --
                                                                              2005   1.080       1.153       208,490
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)................... 2014   1.957       2.179       115,764
                                                                              2013   1.494       1.957       178,610
                                                                              2012   1.287       1.494       113,604
                                                                              2011   1.319       1.287       117,567
                                                                              2010   1.060       1.319       144,776
                                                                              2009   0.740       1.060       126,535
                                                                              2008   1.328       0.740        96,775
                                                                              2007   1.099       1.328       163,043
                                                                              2006   0.978       1.099       146,078
                                                                              2005   0.880       0.978       128,612
 Janus Aspen Global Research Subaccount (Service Shares) (7/01).............. 2014   1.154       1.227        38,135

                           GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   0.908       1.154        52,881
                                                                                  2012   0.764       0.908        57,658
                                                                                  2011   0.895       0.764        71,744
                                                                                  2010   0.781       0.895       157,931
                                                                                  2009   0.573       0.781       151,838
                                                                                  2008   1.046       0.573       234,801
                                                                                  2007   0.965       1.046       185,888
                                                                                  2006   0.824       0.965       180,791
                                                                                  2005   0.787       0.824       182,884
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/04)................................... 2006   1.162       1.314            --
                                                                                  2005   1.127       1.162         4,680
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)....................... 2007   0.996       1.063            --
                                                                                  2006   0.935       0.996        41,797
                                                                                  2005   0.887       0.935        43,968
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2014   1.908       2.279       666,380
                                                                                  2013   1.301       1.908       798,330
                                                                                  2012   1.105       1.301       818,588
                                                                                  2011   1.087       1.105       900,024
                                                                                  2010   0.877       1.087     1,110,105
                                                                                  2009   0.657       0.877     1,203,747
                                                                                  2008   1.111       0.657     1,460,329
                                                                                  2007   1.103       1.111     1,861,761
                                                                                  2006   1.022       1.103     2,035,461
                                                                                  2005   0.923       1.022     2,067,086
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.675       1.688            --
                                                                                  2013   1.278       1.675       946,918
                                                                                  2012   1.120       1.278       997,587
                                                                                  2011   1.204       1.120     1,014,699
                                                                                  2010   1.041       1.204     1,134,861
                                                                                  2009   0.811       1.041     1,279,307
                                                                                  2008   1.289       0.811     1,554,778
                                                                                  2007   1.283       1.289     1,950,355
                                                                                  2006   1.107       1.283       842,881
                                                                                  2005   1.065       1.107       911,292
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2014   1.870       2.059       175,821
                                                                                  2013   1.450       1.870       135,184
                                                                                  2012   1.260       1.450       123,849
                                                                                  2011   1.238       1.260       126,706
                                                                                  2010   1.108       1.238       138,304
                                                                                  2009   0.915       1.108       128,557
                                                                                  2008   1.305       0.915       123,669
                                                                                  2007   1.213       1.305       158,562
                                                                                  2006   1.065       1.213       165,780
                                                                                  2005   1.029       1.065       146,476
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................. 2011   0.964       1.050            --
                                                                                  2010   0.869       0.964        88,598
                                                                                  2009   0.717       0.869        92,353
                                                                                  2008   1.012       0.717        83,877
                                                                                  2007   0.959       1.012        80,250
                                                                                  2006   0.819       0.959        76,007
                                                                                  2005   0.828       0.819        27,471
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07)........... 2014   2.013       2.269        94,436
                                                                                  2013   1.612       2.013        52,484
                                                                                  2012   1.422       1.612        61,448
                                                                                  2011   1.329       1.422        57,718
                                                                                  2010   1.193       1.329        87,789
                                                                                  2009   0.979       1.193       111,247
                                                                                  2008   1.518       0.979        35,053
                                                                                  2007   1.503       1.518        59,302
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)........ 2014   2.589       2.927       656,217

                    GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.893
                                                                                           2012   1.586
                                                                                           2011   1.609
                                                                                           2010   1.477
                                                                                           2009   1.045
                                                                                           2008   1.680
                                                                                           2007   1.609
                                                                                           2006   1.550
                                                                                           2005   1.485
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 2014   2.756
                                                                                           2013   2.099
                                                                                           2012   1.816
                                                                                           2011   1.744
                                                                                           2010   1.606
                                                                                           2009   1.300
                                                                                           2008   2.036
                                                                                           2007   1.976
                                                                                           2006   1.684
                                                                                           2005   1.593
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2014   2.431
                                                                                           2013   1.666
                                                                                           2012   1.406
                                                                                           2011   1.398
                                                                                           2010   1.126
                                                                                           2009   0.795
                                                                                           2008   1.352
                                                                                           2007   1.238
                                                                                           2006   1.107
                                                                                           2005   1.064
 LMPVET Equity Index Subaccount (Class II) (5/99)......................................... 2009   0.695
                                                                                           2008   1.122
                                                                                           2007   1.078
                                                                                           2006   0.944
                                                                                           2005   0.912
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 2011   1.104
                                                                                           2010   1.073
                                                                                           2009   0.841
                                                                                           2008   1.497
                                                                                           2007   1.419
                                                                                           2006   1.137
                                                                                           2005   1.026
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   1.045
                                                                                           2010   0.965
                                                                                           2009   0.828
                                                                                           2008   1.059
                                                                                           2007   1.054
                                                                                           2006   1.020
                                                                                           2005   1.005
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............................. 2014   2.532
                                                                                           2013   2.337
                                                                                           2012   1.999
                                                                                           2011   1.968
                                                                                           2010   1.701
                                                                                           2009   1.072
                                                                                           2008   1.543
                                                                                           2007   1.551
                                                                                           2006   1.409
                                                                                           2005   1.384
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)............................. 2010   1.382
                                                                                           2009   1.390
                                                                                           2008   1.365
                                                                                           2007   1.312
                                                                                           2006   1.264
                                                                                           2005   1.239
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01)............................................... 2007   2.194



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.589       702,521
                                                                                           1.893       737,333
                                                                                           1.586       760,582
                                                                                           1.609       832,798
                                                                                           1.477       933,239
                                                                                           1.045     1,050,989
                                                                                           1.680     1,277,043
                                                                                           1.609     1,369,820
                                                                                           1.550     1,537,096
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 3.054       374,090
                                                                                           2.756       401,938
                                                                                           2.099       403,735
                                                                                           1.816       424,412
                                                                                           1.744       418,389
                                                                                           1.606       399,546
                                                                                           1.300       403,502
                                                                                           2.036       473,560
                                                                                           1.976       483,508
                                                                                           1.684       472,194
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2.509        94,379
                                                                                           2.431       107,961
                                                                                           1.666       106,125
                                                                                           1.406        69,239
                                                                                           1.398       106,110
                                                                                           1.126       100,912
                                                                                           0.795       107,553
                                                                                           1.352        89,982
                                                                                           1.238        38,816
                                                                                           1.107        35,017
 LMPVET Equity Index Subaccount (Class II) (5/99)......................................... 0.679            --
                                                                                           0.695     4,637,187
                                                                                           1.122     5,110,031
                                                                                           1.078     5,081,450
                                                                                           0.944     5,331,880
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 1.191            --
                                                                                           1.104       903,028
                                                                                           1.073       972,398
                                                                                           0.841       985,884
                                                                                           1.497     1,272,608
                                                                                           1.419     1,325,448
                                                                                           1.137     1,606,882
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 1.035            --
                                                                                           1.045        43,466
                                                                                           0.965        59,069
                                                                                           0.828            --
                                                                                           1.059            --
                                                                                           1.054            --
                                                                                           1.020            --
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............................. 2.504        93,121
                                                                                           2.532       100,217
                                                                                           2.337       106,077
                                                                                           1.999       110,910
                                                                                           1.968       126,578
                                                                                           1.701       296,572
                                                                                           1.072       178,560
                                                                                           1.543       183,374
                                                                                           1.551       202,593
                                                                                           1.409       255,339
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)............................. 1.378            --
                                                                                           1.382       126,643
                                                                                           1.390        84,653
                                                                                           1.365        56,007
                                                                                           1.312        67,656
                                                                                           1.264       480,686
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01)............................................... 2.308            --

                    GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2006   1.872
                                                                                           2005   1.814
 LMPVPI Total Return Subaccount (Class I) (9/98).......................................... 2007   1.463
                                                                                           2006   1.310
                                                                                           2005   1.278
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97)............................................... 2007   1.874
                                                                                           2006   1.597
                                                                                           2005   1.512
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)........................ 2007   1.318
                                                                                           2006   1.176
                                                                                           2005   1.130
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................... 2007   1.323
                                                                                           2006   1.138
                                                                                           2005   1.111
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................... 2007   1.392
                                                                                           2006   1.251
                                                                                           2005   1.165
Managed Assets Trust
 Managed Assets Trust (3/97).............................................................. 2006   1.932
                                                                                           2005   1.876
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2008   2.561
                                                                                           2007   2.434
                                                                                           2006   2.542
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................................. 2014   2.498
                                                                                           2013   2.292
                                                                                           2012   1.976
                                                                                           2011   1.941
                                                                                           2010   1.683
                                                                                           2009   1.152
                                                                                           2008   1.530
                                                                                           2007   1.501
                                                                                           2006   1.416
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 2014   1.126
                                                                                           2013   1.094
                                                                                           2012   0.874
                                                                                           2011   0.930
                                                                                           2010   0.806
                                                                                           2009   0.601
                                                                                           2008   1.037
                                                                                           2007   1.227
                                                                                           2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2014   3.871
                                                                                           2013   3.022
                                                                                           2012   2.480
                                                                                           2011   2.698
                                                                                           2010   2.480
                                                                                           2009   1.745
                                                                                           2008   3.026
                                                                                           2007   2.338
                                                                                           2006   2.268
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 2014   4.030
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2014   1.399
                                                                                           2013   0.968
                                                                                           2012   0.822
                                                                                           2011   0.802
                                                                                           2010   0.653
                                                                                           2009   0.495
                                                                                           2008   0.783
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2014   1.293



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.194       774,965
                                                                                           1.872       876,893
 LMPVPI Total Return Subaccount (Class I) (9/98).......................................... 1.509            --
                                                                                           1.463        92,054
                                                                                           1.310        83,926
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97)............................................... 1.975            --
                                                                                           1.874         4,956
                                                                                           1.597       279,796
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)........................ 1.410            --
                                                                                           1.318        30,084
                                                                                           1.176        28,961
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................... 1.379            --
                                                                                           1.323        27,510
                                                                                           1.138        22,794
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................... 1.539            --
                                                                                           1.392        24,859
                                                                                           1.251        16,831
Managed Assets Trust
 Managed Assets Trust (3/97).............................................................. 1.999            --
                                                                                           1.932     2,925,625
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2.475            --
                                                                                           2.561       398,951
                                                                                           2.434       409,884
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................................. 2.566       793,569
                                                                                           2.498       275,613
                                                                                           2.292       272,317
                                                                                           1.976       276,989
                                                                                           1.941       419,238
                                                                                           1.683       438,838
                                                                                           1.152       494,734
                                                                                           1.530       582,243
                                                                                           1.501         8,875
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 1.270     1,385,560
                                                                                           1.126       580,250
                                                                                           1.094       559,717
                                                                                           0.874       572,860
                                                                                           0.930       622,625
                                                                                           0.806       633,592
                                                                                           0.601       570,444
                                                                                           1.037       743,345
                                                                                           1.227       836,142
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 4.042            --
                                                                                           3.871       491,279
                                                                                           3.022       443,300
                                                                                           2.480       453,337
                                                                                           2.698       585,963
                                                                                           2.480       670,421
                                                                                           1.745       801,772
                                                                                           3.026       751,713
                                                                                           2.338       745,244
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 4.559       706,102
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.652       323,261
                                                                                           1.399       169,680
                                                                                           0.968       107,365
                                                                                           0.822        84,804
                                                                                           0.802        66,433
                                                                                           0.653        26,523
                                                                                           0.495        43,706
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.360       377,550

                    GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.100
                                                                                           2012   0.976
                                                                                           2011   1.006
                                                                                           2010   0.904
                                                                                           2009   0.704
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2014   1.293
                                                                                           2013   1.042
                                                                                           2012   0.904
                                                                                           2011   0.957
                                                                                           2010   0.850
                                                                                           2009   0.639
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2014   1.268
                                                                                           2013   1.126
                                                                                           2012   1.024
                                                                                           2011   1.031
                                                                                           2010   0.945
                                                                                           2009   0.772
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2014   2.189
                                                                                           2013   1.687
                                                                                           2012   1.314
                                                                                           2011   1.539
                                                                                           2010   1.330
                                                                                           2009   0.862
                                                                                           2008   1.466
                                                                                           2007   1.491
                                                                                           2006   1.346
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2014   2.383
                                                                                           2013   1.774
                                                                                           2012   1.509
                                                                                           2011   1.544
                                                                                           2010   1.355
                                                                                           2009   1.080
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07)................................... 2014   1.855
                                                                                           2013   1.435
                                                                                           2012   1.261
                                                                                           2011   1.320
                                                                                           2010   1.060
                                                                                           2009   0.845
                                                                                           2008   1.390
                                                                                           2007   1.523
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................................ 2014   2.149
                                                                                           2013   1.541
                                                                                           2012   1.311
                                                                                           2011   1.333
                                                                                           2010   1.063
                                                                                           2009   0.798
                                                                                           2008   1.310
                                                                                           2007   1.186
                                                                                           2006   1.188
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................................ 2014   1.661
                                                                                           2013   1.256
                                                                                           2012   1.095
                                                                                           2011   1.228
                                                                                           2010   1.036
                                                                                           2009   0.809
                                                                                           2008   1.090
                                                                                           2007   1.110
                                                                                           2006   1.035
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)...................... 2009   1.662
                                                                                           2008   2.241
                                                                                           2007   2.124
                                                                                           2006   1.999
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)................................. 2011   0.689



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.293       344,316
                                                                                           1.100       281,936
                                                                                           0.976       267,436
                                                                                           1.006       261,865
                                                                                           0.904       138,065
                                                                                           0.704       127,258
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.364       237,818
                                                                                           1.293       186,844
                                                                                           1.042       148,939
                                                                                           0.904       222,507
                                                                                           0.957       210,264
                                                                                           0.850       145,706
                                                                                           0.639        33,114
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.335        18,683
                                                                                           1.268        28,361
                                                                                           1.126        12,877
                                                                                           1.024         7,940
                                                                                           1.031        12,461
                                                                                           0.945        17,485
                                                                                           0.772        16,998
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2.052       501,418
                                                                                           2.189       629,412
                                                                                           1.687       658,953
                                                                                           1.314       631,730
                                                                                           1.539       750,109
                                                                                           1.330       757,256
                                                                                           0.862       754,532
                                                                                           1.466       849,683
                                                                                           1.491       727,494
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2.585        49,221
                                                                                           2.383        92,501
                                                                                           1.774        21,917
                                                                                           1.509        25,264
                                                                                           1.544        19,392
                                                                                           1.355        13,794
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07)................................... 2.018       126,472
                                                                                           1.855       146,908
                                                                                           1.435       149,033
                                                                                           1.261       264,062
                                                                                           1.320       191,893
                                                                                           1.060       181,879
                                                                                           0.845       127,758
                                                                                           1.390        78,940
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................................ 2.306        30,303
                                                                                           2.149         6,791
                                                                                           1.541         2,378
                                                                                           1.311           978
                                                                                           1.333           167
                                                                                           1.063            --
                                                                                           0.798            --
                                                                                           1.310            --
                                                                                           1.186            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................................ 1.724        31,396
                                                                                           1.661        19,560
                                                                                           1.256        13,741
                                                                                           1.095         6,118
                                                                                           1.228         2,457
                                                                                           1.036            --
                                                                                           0.809            --
                                                                                           1.090            --
                                                                                           1.110            --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)...................... 1.648            --
                                                                                           1.662     1,402,647
                                                                                           2.241     1,802,979
                                                                                           2.124     1,988,804
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)................................. 0.734            --

                         GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2010    0.647       0.689          636
                                                                               2009    0.473       0.647          849
                                                                               2008    0.902       0.473           --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *.............. 2014    4.329       4.456           --
                                                                               2013    3.719       4.329           --
                                                                               2012    3.197       3.719           --
                                                                               2011    3.264       3.197           --
                                                                               2010    2.688       3.264           --
                                                                               2009    1.922       2.688           --
                                                                               2008    3.181       1.922           --
                                                                               2007    2.632       3.181           --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2014    2.706       2.822        7,606
                                                                               2013    2.522       2.706        3,394
                                                                               2012    2.246       2.522        6,794
                                                                               2011    2.160       2.246        6,125
                                                                               2010    1.924       2.160       25,786
                                                                               2009    1.414       1.924       22,337
                                                                               2008    1.747       1.414       22,931
                                                                               2007    1.648       1.747        6,247
                                                                               2006    1.564       1.648        5,820
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009    0.641       0.611           --
                                                                               2008    1.127       0.641      796,158
                                                                               2007    1.015       1.127      892,684
                                                                               2006    1.022       1.015    1,009,228
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014    1.384       1.442    2,945,388
                                                                               2013    1.077       1.384    4,122,273
                                                                               2012    0.930       1.077    4,174,272
                                                                               2011    1.081       0.930    4,009,043
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)........... 2014   11.369      12.323          890
                                                                               2013   10.829      11.369           --
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *.................. 2014    1.864       1.880      208,208
                                                                               2013    1.418       1.864      230,924
                                                                               2012    1.212       1.418      308,692
                                                                               2011    1.342       1.212      335,134
                                                                               2010    1.128       1.342      373,183
                                                                               2009    0.900       1.128      381,485
                                                                               2008    1.292       0.900      394,187
                                                                               2007    1.343       1.292      372,815
                                                                               2006    1.314       1.343       14,421
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014    3.317       3.085      118,246
                                                                               2013    3.512       3.317      135,404
                                                                               2012    2.973       3.512      121,243
                                                                               2011    3.673       2.973      118,155
                                                                               2010    2.986       3.673      163,240
                                                                               2009    1.779       2.986      155,305
                                                                               2008    4.020       1.779      138,295
                                                                               2007    3.173       4.020      197,308
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014    1.662       1.535      474,845
                                                                               2013    1.405       1.662      688,149
                                                                               2012    1.214       1.405      835,491
                                                                               2011    1.370       1.214      919,063
                                                                               2010    1.240       1.370      414,854
                                                                               2009    0.950       1.240      567,735
                                                                               2008    1.662       0.950      518,681
                                                                               2007    1.574       1.662      428,893
 MIST MLA Mid Cap Subaccount (Class A) (4/07)................................. 2013    2.575       2.798           --
                                                                               2012    2.459       2.575      222,135
                                                                               2011    2.612       2.459      226,771
                                                                               2010    2.137       2.612      317,112
                                                                               2009    1.570       2.137      314,630
                                                                               2008    1.098       1.570      335,949
                                                                               2007    1.232       1.098           --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............... 2014    1.479       1.483        2,699

                       GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013    1.073       1.479        7,753
                                                                          2012    0.990       1.073        6,325
                                                                          2011    1.072       0.990        4,881
                                                                          2010    0.818       1.072       11,229
                                                                          2009    0.524       0.818       13,396
                                                                          2008    0.940       0.524       13,775
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012    0.898       1.011           --
                                                                          2011    0.914       0.898       40,844
                                                                          2010    0.840       0.914       19,688
                                                                          2009    0.588       0.840        3,374
                                                                          2008    1.044       0.588        1,559
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *............ 2014    1.472       1.496           --
                                                                          2013    1.165       1.472           --
                                                                          2012    0.966       1.165           --
                                                                          2011    1.061       0.966           --
                                                                          2010    0.920       1.061           --
                                                                          2009    0.661       0.920           --
                                                                          2008    1.118       0.661           --
                                                                          2007    1.058       1.118           --
                                                                          2006    0.996       1.058           --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014    1.442       1.462    2,758,706
                                                                          2013    1.144       1.442      702,798
                                                                          2012    0.952       1.144      376,449
                                                                          2011    1.047       0.952      311,976
                                                                          2010    0.911       1.047      266,703
                                                                          2009    0.657       0.911      252,599
                                                                          2008    1.113       0.657      224,215
                                                                          2007    1.056       1.113      270,535
                                                                          2006    0.996       1.056      187,315
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)......... 2014    1.378       1.411      810,418
                                                                          2013    1.526       1.378       88,452
                                                                          2012    1.407       1.526       48,917
                                                                          2011    1.273       1.407       38,489
                                                                          2010    1.188       1.273       27,151
                                                                          2009    1.012       1.188          146
                                                                          2008    1.092       1.012           --
                                                                          2007    1.026       1.092           --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014    1.963       2.029      443,329
                                                                          2013    2.017       1.963      623,867
                                                                          2012    1.861       2.017      746,860
                                                                          2011    1.819       1.861      692,215
                                                                          2010    1.695       1.819      986,894
                                                                          2009    1.513       1.695    1,014,204
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014    2.150       2.371      165,932
                                                                          2013    1.628       2.150      216,269
                                                                          2012    1.484       1.628      224,371
                                                                          2011    1.568       1.484      268,870
                                                                          2010    1.360       1.568      315,749
                                                                          2009    1.106       1.360      305,700
                                                                          2008    1.660       1.106      285,979
                                                                          2007    1.594       1.660      314,468
                                                                          2006    1.475       1.594      314,010
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007    1.126       1.246           --
                                                                          2006    1.064       1.126           --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014    2.617       2.715      135,190
                                                                          2013    2.598       2.617      144,065
                                                                          2012    2.346       2.598      204,538
                                                                          2011    2.282       2.346      205,706
                                                                          2010    2.051       2.282      289,517
                                                                          2009    1.553       2.051      343,687
                                                                          2008    1.754       1.553      306,265
                                                                          2007    1.658       1.754      518,301
                                                                          2006    1.592       1.658      501,145
 MIST Pyramis(Reg. TM) Managed Risk Subaccount (Class B) (4/13).......... 2014   10.799      11.638          766
                                                                          2013   10.218      10.799          127
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014    1.425       1.601    2,356,801

                        GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.074       1.425        524,200
                                                                            2012   0.917       1.074        288,782
                                                                            2011   0.963       0.917        338,768
                                                                            2010   0.830       0.963        356,299
                                                                            2009   0.707       0.830        401,545
                                                                            2008   1.118       0.707        405,252
                                                                            2007   1.083       1.118        525,124
                                                                            2006   1.001       1.083        535,116
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............ 2014   1.691       1.855        863,161
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................... 2007   1.423       1.496             --
                                                                            2006   1.336       1.423        478,768
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................... 2014   1.839       2.073        218,378
                                                                            2013   1.382       1.839        241,202
                                                                            2012   1.227       1.382        276,003
                                                                            2011   1.234       1.227        335,282
                                                                            2010   1.105       1.234        388,161
                                                                            2009   0.935       1.105        436,974
                                                                            2008   1.503       0.935        412,186
                                                                            2007   1.483       1.503        460,523
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.727       1.789             --
                                                                            2006   1.668       1.727     19,361,845
                                                                            2005   1.648       1.668     21,982,579
 MetLife Investment International Stock Subaccount (Class I) (3/97)........ 2007   1.960       2.112             --
                                                                            2006   1.562       1.960     12,173,343
                                                                            2005   1.373       1.562     17,425,745
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.419       1.488             --
                                                                            2006   1.271       1.419     23,515,817
                                                                            2005   1.201       1.271     30,646,741
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.868       1.874             --
                                                                            2006   1.657       1.868      8,612,652
                                                                            2005   1.557       1.657     11,665,174
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2014   2.230       2.340      1,589,023
                                                                            2013   2.301       2.230      1,876,784
                                                                            2012   2.232       2.301      2,237,594
                                                                            2011   2.093       2.232      2,438,991
                                                                            2010   1.990       2.093      2,724,405
                                                                            2009   1.907       1.990      3,101,195
                                                                            2008   1.814       1.907      4,013,665
                                                                            2007   1.788       1.814      5,181,687
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2014   1.943       2.064        269,302
                                                                            2013   1.974       1.943        148,288
                                                                            2012   1.850       1.974        149,519
                                                                            2011   1.750       1.850        144,927
                                                                            2010   1.628       1.750        247,765
                                                                            2009   1.499       1.628        255,792
                                                                            2008   1.565       1.499        265,936
                                                                            2007   1.484       1.565        308,286
                                                                            2006   1.421       1.484        368,636
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 2014   1.747       1.887      3,768,735
                                                                            2013   1.312       1.747      4,183,212
                                                                            2012   1.156       1.312      4,803,119
                                                                            2011   1.280       1.156      5,248,481
                                                                            2010   1.077       1.280      5,918,628
                                                                            2009   0.851       1.077      6,188,616
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2009   2.176       2.268             --
                                                                            2008   3.349       2.176             --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 2014   1.740       1.893         52,570
                                                                            2013   1.331       1.740         50,695
                                                                            2012   1.177       1.331         86,216
                                                                            2011   1.163       1.177        106,431
                                                                            2010   1.076       1.163         97,332
                                                                            2009   0.977       1.076         94,288
                                                                            2008   1.426       0.977         16,423

                      GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   1.255       1.245      4,391,668
                                                                        2013   1.265       1.255      1,951,321
                                                                        2012   1.275       1.265      1,452,020
                                                                        2011   1.285       1.275      1,337,454
                                                                        2010   1.295       1.285      1,449,295
                                                                        2009   1.300       1.295      1,691,763
                                                                        2008   1.274       1.300      1,960,772
                                                                        2007   1.223       1.274      1,871,487
                                                                        2006   1.189       1.223      2,214,862
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *........ 2009   0.651       0.646             --
                                                                        2008   1.098       0.651         65,305
                                                                        2007   1.154       1.098         65,459
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.791       0.828             --
                                                                        2008   1.446       0.791      6,253,994
                                                                        2007   1.402       1.446      7,813,729
                                                                        2006   1.376       1.402      9,112,771
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.540       1.700             --
                                                                        2012   1.343       1.540      1,164,652
                                                                        2011   1.444       1.343      1,193,551
                                                                        2010   1.272       1.444      1,344,022
                                                                        2009   1.053       1.272      1,524,567
                                                                        2008   1.740       1.053      1,716,197
                                                                        2007   1.686       1.740      2,249,824
                                                                        2006   1.634       1.686      2,560,360
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   2.040       2.247        362,268
                                                                        2013   1.550       2.040        416,381
                                                                        2012   1.410       1.550        485,720
                                                                        2011   1.467       1.410        514,795
                                                                        2010   1.284       1.467        570,859
                                                                        2009   0.867       1.284        595,283
                                                                        2008   1.611       0.867        672,349
                                                                        2007   1.349       1.611      1,352,154
                                                                        2006   1.374       1.349      1,510,882
 MSF Jennison Growth Subaccount (Class A) (4/12)....................... 2014   1.326       1.435      1,001,461
                                                                        2013   0.976       1.326        258,442
                                                                        2012   1.010       0.976         93,273
 MSF Jennison Growth Subaccount (Class B) (4/08)....................... 2012   0.890       1.020             --
                                                                        2011   0.895       0.890         60,536
                                                                        2010   0.811       0.895        127,942
                                                                        2009   0.586       0.811        131,679
                                                                        2008   0.879       0.586        120,787
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)......... 2011   0.998       1.085             --
                                                                        2010   0.870       0.998      4,286,903
                                                                        2009   0.667       0.870      4,106,955
                                                                        2008   1.129       0.667      3,721,661
                                                                        2007   1.102       1.129      3,796,333
                                                                        2006   1.000       1.102         81,479
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (2/06)........... 2014   1.406       1.457        353,240
                                                                        2013   1.359       1.406        190,581
                                                                        2012   1.255       1.359        182,322
                                                                        2011   1.225       1.255        134,156
                                                                        2010   1.122       1.225        170,454
                                                                        2009   0.939       1.122        219,536
                                                                        2008   1.105       0.939        168,100
                                                                        2007   1.055       1.105        125,379
                                                                        2006   1.000       1.055          2,110
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (2/06)........... 2014   1.437       1.496      1,711,151
                                                                        2013   1.306       1.437      1,860,925
                                                                        2012   1.181       1.306      2,295,330
                                                                        2011   1.178       1.181      2,276,532
                                                                        2010   1.065       1.178      2,646,337
                                                                        2009   0.868       1.065      3,407,282
                                                                        2008   1.116       0.868      2,960,835
                                                                        2007   1.073       1.116      3,635,110
                                                                        2006   1.000       1.073          5,857
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (2/06)........... 2014   1.449       1.510     13,126,154

                      GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013    1.238       1.449    12,788,678
                                                                        2012    1.102       1.238    13,723,391
                                                                        2011    1.126       1.102    14,564,765
                                                                        2010    1.003       1.126    14,648,560
                                                                        2009    0.799       1.003    17,633,812
                                                                        2008    1.129       0.799    21,968,516
                                                                        2007    1.090       1.129    27,232,965
                                                                        2006    1.000       1.090       141,308
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (2/06)........... 2014    1.443       1.506    11,985,397
                                                                        2013    1.170       1.443    13,714,799
                                                                        2012    1.022       1.170    15,362,093
                                                                        2011    1.071       1.022    16,177,775
                                                                        2010    0.941       1.071    16,565,115
                                                                        2009    0.735       0.941    18,592,958
                                                                        2008    1.141       0.735    20,641,601
                                                                        2007    1.108       1.141    26,253,065
                                                                        2006    1.000       1.108       192,890
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)........... 2014   27.138      29.401         5,732
                                                                        2013   23.213      27.138           151
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *................. 2014    3.070       3.454     3,555,720
                                                                        2013    2.344       3.070     4,187,993
                                                                        2012    2.041       2.344     4,459,599
                                                                        2011    2.020       2.041     4,734,786
                                                                        2010    1.773       2.020     5,232,895
                                                                        2009    1.415       1.773     5,530,262
                                                                        2008    2.268       1.415     4,190,003
                                                                        2007    2.275       2.268     4,881,693
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2014    2.988       3.214     1,255,764
                                                                        2013    2.536       2.988     1,022,735
                                                                        2012    2.296       2.536       976,550
                                                                        2011    2.265       2.296     1,125,594
                                                                        2010    2.078       2.265     1,293,733
                                                                        2009    1.770       2.078     1,390,275
                                                                        2008    2.296       1.770     1,515,607
                                                                        2007    2.222       2.296     2,252,877
                                                                        2006    2.067       2.222     2,463,044
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2014    2.114       2.324     1,050,882
                                                                        2013    1.570       2.114     1,171,301
                                                                        2012    1.357       1.570       205,950
                                                                        2011    1.356       1.357       307,425
                                                                        2010    1.227       1.356       294,778
                                                                        2009    1.024       1.227       287,985
                                                                        2008    1.529       1.024       172,127
                                                                        2007    1.432       1.529        90,463
                                                                        2006    1.289       1.432        80,270
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *........... 2014    2.020       1.883     2,022,826
                                                                        2013    1.671       2.020     2,543,216
                                                                        2012    1.423       1.671     2,726,584
                                                                        2011    1.640       1.423     2,946,444
                                                                        2010    1.528       1.640     3,333,900
                                                                        2009    1.197       1.528     3,488,293
                                                                        2008    2.083       1.197     4,020,055
                                                                        2007    2.132       2.083     4,706,695
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).............. 2014    3.538       3.510       187,993
                                                                        2013    2.818       3.538       212,435
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *........ 2014    2.917       3.040     1,590,269
                                                                        2013    2.122       2.917     2,162,980
                                                                        2012    1.839       2.122     2,286,375
                                                                        2011    1.933       1.839     2,443,919
                                                                        2010    1.535       1.933     2,789,196
                                                                        2009    1.228       1.535     2,843,543
                                                                        2008    1.861       1.228     3,165,967
                                                                        2007    1.915       1.861     3,821,465
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2014    2.409       2.600       185,531

                           GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.750       2.409       139,936
                                                                                   2012   1.486       1.750        87,398
                                                                                   2011   1.518       1.486        89,051
                                                                                   2010   1.311       1.518        66,274
                                                                                   2009   0.924       1.311        20,101
                                                                                   2008   1.506       0.924            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2014   3.223       3.410       756,295
                                                                                   2013   2.254       3.223       939,111
                                                                                   2012   1.960       2.254     1,000,932
                                                                                   2011   1.947       1.960     1,110,510
                                                                                   2010   1.458       1.947     1,254,346
                                                                                   2009   1.060       1.458     1,323,051
                                                                                   2008   1.604       1.060     1,364,872
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   2.244       2.336            --
                                                                                   2006   2.101       2.244       399,954
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   2.123       2.168       548,906
                                                                                   2013   2.153       2.123       207,469
                                                                                   2012   2.096       2.153       254,957
                                                                                   2011   2.000       2.096       268,509
                                                                                   2010   1.902       2.000       342,855
                                                                                   2009   1.835       1.902       431,768
                                                                                   2008   1.854       1.835       517,198
                                                                                   2007   1.788       1.854       593,060
                                                                                   2006   1.718       1.788       646,867
 MSF WMC Balanced Subaccount (Class A) (4/07)..................................... 2014   2.395       2.627       766,359
                                                                                   2013   2.002       2.395       781,560
                                                                                   2012   1.796       2.002       863,177
                                                                                   2011   1.744       1.796       970,067
                                                                                   2010   1.604       1.744     1,111,066
                                                                                   2009   1.378       1.604     1,294,596
                                                                                   2008   1.847       1.378            --
                                                                                   2007   1.823       1.847            --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.694       1.859     2,371,019
                                                                                   2013   1.277       1.694     2,573,273
                                                                                   2012   1.141       1.277     2,888,276
                                                                                   2011   1.198       1.141     3,131,196
                                                                                   2010   1.078       1.198     3,497,472
                                                                                   2009   0.824       1.078     3,633,309
                                                                                   2008   1.327       0.824     3,950,051
Money Market Portfolio
 Money Market Subaccount (9/98)................................................... 2006   1.176       1.189            --
                                                                                   2005   1.152       1.176     2,091,678
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.131       1.198            --
                                                                                   2005   1.078       1.131         2,369
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05).................. 2007   0.999       1.022            --
                                                                                   2006   1.000       0.999            --
                                                                                   2005   1.000       1.000            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).................. 2009   1.456       1.509            --
                                                                                   2008   1.401       1.456       950,329
                                                                                   2007   1.298       1.401       495,830
                                                                                   2006   1.260       1.298       404,944
                                                                                   2005   1.240       1.260       365,327
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01).......................... 2008   1.013       0.942            --
                                                                                   2007   0.926       1.013         6,680
                                                                                   2006   0.840       0.926         6,087
                                                                                   2005   0.790       0.840         5,412
 Putnam VT International Equity Subaccount (Class IB) (7/01)...................... 2007   1.457       1.582            --
                                                                                   2006   1.150       1.457       342,400
                                                                                   2005   1.033       1.150       281,626
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01)........................... 2007   2.035       2.179            --
                                                                                   2006   1.749       2.035       264,247
                                                                                   2005   1.647       1.749       246,017

                       GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01).................... 2006   0.958       1.022            --
                                                                          2005   0.888       0.958     1,052,801
 Travelers Convertible Securities Subaccount (8/99)...................... 2006   1.464       1.564            --
                                                                          2005   1.470       1.464            --
 Travelers Disciplined Mid Cap Stock Subaccount (9/98)................... 2006   2.322       2.542            --
                                                                          2005   2.082       2.322       560,555
 Travelers Equity Income Subaccount (7/97)............................... 2006   1.551       1.634            --
                                                                          2005   1.497       1.551     2,992,352
 Travelers Federated High Yield Subaccount (10/97)....................... 2006   1.377       1.416            --
                                                                          2005   1.354       1.377       116,387
 Travelers Federated Stock Subaccount (7/97)............................. 2006   1.595       1.655            --
                                                                          2005   1.526       1.595       662,289
 Travelers Large Cap Subaccount (7/97)................................... 2006   1.331       1.376            --
                                                                          2005   1.235       1.331     4,388,964
 Travelers Mercury Large Cap Core Subaccount (10/98)..................... 2006   1.255       1.336            --
                                                                          2005   1.129       1.255       569,742
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (9/98)................. 2006   1.295       1.374            --
                                                                          2005   1.267       1.295     1,588,079
 Travelers MFS(Reg. TM) Total Return Subaccount (3/97)................... 2006   1.997       2.067            --
                                                                          2005   1.956       1.997     2,700,323
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.190       1.289            --
                                                                          2005   1.127       1.190        19,967
 Travelers Mondrian International Stock Subaccount (8/97)................ 2006   1.168       1.346            --
                                                                          2005   1.075       1.168       680,168
 Travelers Pioneer Fund Subaccount (3/97)................................ 2006   1.386       1.475            --
                                                                          2005   1.318       1.386       381,987
 Travelers Pioneer Mid Cap Value Subaccount (8/05)....................... 2006   1.008       1.064            --
                                                                          2005   1.000       1.008            --
 Travelers Pioneer Strategic Income Subaccount (10/96)................... 2006   1.572       1.592            --
                                                                          2005   1.529       1.572       477,240
 Travelers Quality Bond Subaccount (9/97)................................ 2006   1.431       1.421            --
                                                                          2005   1.419       1.431       579,779
 Travelers Strategic Equity Subaccount (3/97)............................ 2006   1.532       1.602            --
                                                                          2005   1.513       1.532     7,477,355
 Travelers Style Focus Series: Small Cap Growth Subaccount (7/05)........ 2006   1.029       1.188            --
                                                                          2005   1.000       1.029            --
 Travelers Style Focus Series: Small Cap Value Subaccount (3/06)......... 2006   1.000       1.035            --
 Travelers U.S. Government Securities Subaccount (10/96)................. 2006   1.778       1.718            --
                                                                          2005   1.718       1.778     1,071,895
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)........... 2014   2.569       2.786       324,651
                                                                          2013   2.182       2.569       261,427
                                                                          2012   1.987       2.182       310,965
                                                                          2011   2.003       1.987       357,833
                                                                          2010   1.800       2.003       401,515
                                                                          2009   1.477       1.800       470,872
                                                                          2008   1.991       1.477       486,894
                                                                          2007   1.810       1.991       552,507
                                                                          2006   1.694       1.810       595,003
                                                                          2005   1.636       1.694       755,351
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)...................... 2009   1.074       1.045            --
                                                                          2008   1.687       1.074        26,658
                                                                          2007   1.741       1.687        27,900
                                                                          2006   1.512       1.741        24,670
                                                                          2005   1.464       1.512         7,568
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2009   0.584       0.600            --

               GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                     UNIT      UNIT     NUMBER OF
                                                                    VALUE      VALUE      UNITS
                                                                      AT        AT     OUTSTANDING
                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                             YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------- ------ ----------- -------- ------------
                                                          2008   1.034       0.584         7,274
                                                          2007   0.927       1.034         8,850
                                                          2006   0.875       0.927         6,819
                                                          2005   0.818       0.875         5,155
Wells Fargo Variable Trust
 Wells Fargo VT Small Cap Value Subaccount (9/98)........ 2014   2.622       2.717        22,891
                                                          2013   2.304       2.622        24,087
                                                          2012   2.037       2.304       110,104
                                                          2011   2.214       2.037       113,285
                                                          2010   1.904       2.214       105,679
                                                          2009   1.198       1.904        94,782
                                                          2008   2.178       1.198        88,988
                                                          2007   2.211       2.178       106,663
                                                          2006   1.926       2.211       119,254
                                                          2005   1.666       1.926       178,068





                           GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.90%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.085       1.164            --
                                                                       2006   1.000       1.085       167,196
 AIM V.I. Premier Equity Subaccount (Series I) (7/01)................. 2006   0.835       0.879            --
                                                                       2005   0.797       0.835       194,567
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (7/03)........ 2008   0.911       0.871            --
                                                                       2007   0.788       0.911       264,886
                                                                       2006   0.775       0.788       305,776
                                                                       2005   0.727       0.775       339,317
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)............. 2014   2.278       2.310       936,227
                                                                       2013   1.779       2.278       946,636
                                                                       2012   1.465       1.779       931,398
                                                                       2011   1.622       1.465     1,097,017
                                                                       2010   1.465       1.622     1,054,238
                                                                       2009   1.039       1.465       992,309
                                                                       2008   1.701       1.039       873,829
                                                                       2007   1.495       1.701       745,517
                                                                       2006   1.252       1.495       107,350
                                                                       2005   1.108       1.252        37,996
 American Funds Growth Subaccount (Class 2) (5/04).................... 2014   1.969       2.117     2,230,081
                                                                       2013   1.527       1.969     2,430,793
                                                                       2012   1.307       1.527     2,283,838
                                                                       2011   1.378       1.307     2,294,035
                                                                       2010   1.171       1.378     2,407,779
                                                                       2009   0.848       1.171     1,985,635
                                                                       2008   1.527       0.848     1,486,539
                                                                       2007   1.371       1.527     1,112,926
                                                                       2006   1.255       1.371       735,285
                                                                       2005   1.090       1.255       274,882
 American Funds Growth-Income Subaccount (Class 2) (5/04)............. 2014   1.788       1.960       922,504
                                                                       2013   1.351       1.788       888,201
                                                                       2012   1.161       1.351     1,059,623
                                                                       2011   1.193       1.161       985,029
                                                                       2010   1.080       1.193     1,151,564
                                                                       2009   0.831       1.080     1,331,044
                                                                       2008   1.348       0.831     1,112,965
                                                                       2007   1.295       1.348       764,064
                                                                       2006   1.135       1.295       381,417
                                                                       2005   1.082       1.135       141,287
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)..................................... 2006   2.265       2.247            --

                             GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2005   1.934       2.265     6,353,087
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (1/98).............................. 2007   3.015       3.166            --
                                                                                      2006   2.296       3.015       426,723
                                                                                      2005   1.811       2.296       469,710
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................ 2006   2.549       3.351            --
                                                                                      2005   2.400       2.549       646,064
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (9/98)............ 2014   4.364       4.578       450,159
                                                                                      2013   3.298       4.364       463,863
                                                                                      2012   2.922       3.298       481,870
                                                                                      2011   2.988       2.922       609,131
                                                                                      2010   2.280       2.988       675,885
                                                                                      2009   1.745       2.280       791,059
                                                                                      2008   2.511       1.745       882,414
                                                                                      2007   2.713       2.511     1,081,375
                                                                                      2006   2.356       2.713     1,236,077
                                                                                      2005   2.173       2.356     1,411,732
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 2008   1.375       1.319            --
                                                                                      2007   1.295       1.375     4,535,409
                                                                                      2006   1.122       1.295     5,225,633
                                                                                      2005   1.085       1.122     6,029,905
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.676       1.585            --
                                                                                      2007   1.901       1.676     2,273,973
                                                                                      2006   1.849       1.901     2,791,063
                                                                                      2005   1.763       1.849     3,297,157
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (4/03)................ 2014   2.327       2.575     1,302,026
                                                                                      2013   1.793       2.327     1,391,576
                                                                                      2012   1.558       1.793     1,438,344
                                                                                      2011   1.617       1.558     1,664,345
                                                                                      2010   1.396       1.617     1,792,218
                                                                                      2009   1.040       1.396     1,814,288
                                                                                      2008   1.830       1.040     1,659,047
                                                                                      2007   1.574       1.830     1,755,796
                                                                                      2006   1.426       1.574     1,157,990
                                                                                      2005   1.233       1.426     1,184,373
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)....... 2014   2.011       2.206        32,286
                                                                                      2013   1.468       2.011        47,890
                                                                                      2012   1.212       1.468        57,498
                                                                                      2011   1.257       1.212        41,705
                                                                                      2010   1.075       1.257        28,938
                                                                                      2009   0.799       1.075        30,695
                                                                                      2008   1.375       0.799        63,966
                                                                                      2007   1.300       1.375        40,478
                                                                                      2006   1.152       1.300        39,697
                                                                                      2005   0.963       1.152        45,237
 Fidelity VIP Growth Subaccount (Initial Class) (11/97).............................. 2008   2.151       1.978            --
                                                                                      2007   1.710       2.151            --
                                                                                      2006   1.614       1.710            --
                                                                                      2005   1.540       1.614            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)............................ 2014   3.308       3.476       943,849
                                                                                      2013   2.457       3.308       919,982
                                                                                      2012   2.164       2.457       998,630
                                                                                      2011   2.449       2.164       976,423
                                                                                      2010   1.922       2.449       984,738
                                                                                      2009   1.388       1.922     1,106,255
                                                                                      2008   2.319       1.388     1,004,348
                                                                                      2007   2.029       2.319       991,137
                                                                                      2006   1.821       2.029       998,426
                                                                                      2005   1.557       1.821     1,043,023
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/03)....................... 2006   1.471       1.726            --
                                                                                      2005   1.343       1.471        69,150
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)................. 2014   2.164       1.965       422,334

                           GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   2.204       2.164       450,003
                                                                                  2012   1.965       2.204       481,007
                                                                                  2011   2.356       1.965       497,715
                                                                                  2010   2.022       2.356       520,987
                                                                                  2009   1.182       2.022       525,432
                                                                                  2008   2.522       1.182       421,787
                                                                                  2007   1.976       2.522       360,069
                                                                                  2006   1.557       1.976       192,844
                                                                                  2005   1.233       1.557        66,965
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 2014   1.895       1.669       774,885
                                                                                  2013   1.555       1.895       798,738
                                                                                  2012   1.327       1.555       771,267
                                                                                  2011   1.498       1.327       751,088
                                                                                  2010   1.394       1.498       644,714
                                                                                  2009   1.027       1.394       610,763
                                                                                  2008   1.738       1.027       426,539
                                                                                  2007   1.519       1.738       327,668
                                                                                  2006   1.262       1.519       188,377
                                                                                  2005   1.156       1.262        80,421
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/04).................. 2006   1.214       1.466            --
                                                                                  2005   1.125       1.214        23,479
High Yield Bond Trust
 High Yield Bond Trust (3/97).................................................... 2006   2.031       2.081            --
                                                                                  2005   2.022       2.031     1,128,044
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (7/01)......................... 2006   1.148       1.189            --
                                                                                  2005   1.076       1.148     1,582,949
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)....................... 2014   1.932       2.149       216,327
                                                                                  2013   1.477       1.932       222,427
                                                                                  2012   1.274       1.477       249,837
                                                                                  2011   1.307       1.274       346,001
                                                                                  2010   1.051       1.307       330,900
                                                                                  2009   0.734       1.051       325,836
                                                                                  2008   1.319       0.734       349,625
                                                                                  2007   1.093       1.319       380,504
                                                                                  2006   0.974       1.093       194,957
                                                                                  2005   0.877       0.974       266,588
 Janus Aspen Global Research Subaccount (Service Shares) (7/01).................. 2014   1.139       1.210       181,145
                                                                                  2013   0.897       1.139       183,384
                                                                                  2012   0.756       0.897       192,931
                                                                                  2011   0.886       0.756       228,377
                                                                                  2010   0.774       0.886       269,177
                                                                                  2009   0.569       0.774       342,998
                                                                                  2008   1.039       0.569       340,795
                                                                                  2007   0.959       1.039       416,733
                                                                                  2006   0.821       0.959       473,750
                                                                                  2005   0.784       0.821       570,927
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/04)................................... 2006   1.161       1.310            --
                                                                                  2005   1.126       1.161        55,827
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)....................... 2007   0.990       1.056            --
                                                                                  2006   0.931       0.990         4,226
                                                                                  2005   0.883       0.931         7,877
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2014   1.884       2.248       676,944
                                                                                  2013   1.286       1.884       756,629
                                                                                  2012   1.093       1.286       797,667
                                                                                  2011   1.077       1.093       878,280
                                                                                  2010   0.869       1.077     1,013,709
                                                                                  2009   0.652       0.869     1,189,150
                                                                                  2008   1.103       0.652     1,293,198
                                                                                  2007   1.097       1.103     1,589,076
                                                                                  2006   1.017       1.097     2,038,211
                                                                                  2005   0.919       1.017     3,720,026
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.654       1.667            --

                          GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2013   1.263       1.654      1,324,178
                                                                                 2012   1.108       1.263      1,552,864
                                                                                 2011   1.192       1.108      1,872,566
                                                                                 2010   1.032       1.192      2,437,317
                                                                                 2009   0.805       1.032      2,638,781
                                                                                 2008   1.280       0.805      2,867,836
                                                                                 2007   1.276       1.280      3,751,118
                                                                                 2006   1.102       1.276      1,304,454
                                                                                 2005   1.061       1.102      3,124,271
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)........... 2014   1.846       2.031        700,508
                                                                                 2013   1.433       1.846        779,194
                                                                                 2012   1.247       1.433        735,799
                                                                                 2011   1.226       1.247        681,419
                                                                                 2010   1.099       1.226        599,610
                                                                                 2009   0.908       1.099        637,714
                                                                                 2008   1.296       0.908        587,946
                                                                                 2007   1.206       1.296        536,374
                                                                                 2006   1.060       1.206        543,728
                                                                                 2005   1.026       1.060        523,271
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................ 2011   0.955       1.040             --
                                                                                 2010   0.861       0.955         55,429
                                                                                 2009   0.712       0.861         90,849
                                                                                 2008   1.006       0.712         82,436
                                                                                 2007   0.953       1.006         90,756
                                                                                 2006   0.816       0.953        221,451
                                                                                 2005   0.825       0.816        135,518
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07).......... 2014   1.983       2.233        200,042
                                                                                 2013   1.589       1.983        199,345
                                                                                 2012   1.404       1.589        193,718
                                                                                 2011   1.313       1.404        223,241
                                                                                 2010   1.180       1.313        210,747
                                                                                 2009   0.969       1.180        219,325
                                                                                 2008   1.504       0.969        264,734
                                                                                 2007   1.490       1.504        325,398
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)....... 2014   2.549       2.880        472,694
                                                                                 2013   1.866       2.549        466,174
                                                                                 2012   1.565       1.866        546,737
                                                                                 2011   1.589       1.565        605,267
                                                                                 2010   1.460       1.589        699,769
                                                                                 2009   1.035       1.460        775,937
                                                                                 2008   1.665       1.035        926,375
                                                                                 2007   1.595       1.665      1,039,308
                                                                                 2006   1.539       1.595      1,234,551
                                                                                 2005   1.476       1.539      1,480,944
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)....... 2014   2.714       3.005        437,666
                                                                                 2013   2.069       2.714        454,702
                                                                                 2012   1.792       2.069        493,530
                                                                                 2011   1.723       1.792        526,753
                                                                                 2010   1.588       1.723        664,736
                                                                                 2009   1.287       1.588        845,198
                                                                                 2008   2.018       1.287        932,436
                                                                                 2007   1.959       2.018      1,032,239
                                                                                 2006   1.672       1.959        615,612
                                                                                 2005   1.584       1.672        883,934
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)....... 2014   2.400       2.475        253,265
                                                                                 2013   1.647       2.400        302,218
                                                                                 2012   1.391       1.647        276,585
                                                                                 2011   1.385       1.391        255,912
                                                                                 2010   1.116       1.385        349,000
                                                                                 2009   0.789       1.116        291,395
                                                                                 2008   1.343       0.789        263,186
                                                                                 2007   1.231       1.343        433,590
                                                                                 2006   1.102       1.231        256,819
                                                                                 2005   1.060       1.102        241,290
 LMPVET Equity Index Subaccount (Class II) (5/99)............................... 2009   0.689       0.672             --
                                                                                 2008   1.112       0.689      4,986,742
                                                                                 2007   1.069       1.112      5,965,551
                                                                                 2006   0.937       1.069      7,596,085
                                                                                 2005   0.907       0.937     10,446,286

                    GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 2011   1.088
                                                                                           2010   1.058
                                                                                           2009   0.830
                                                                                           2008   1.481
                                                                                           2007   1.405
                                                                                           2006   1.126
                                                                                           2005   1.017
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   1.038
                                                                                           2010   0.959
                                                                                           2009   0.824
                                                                                           2008   1.055
                                                                                           2007   1.050
                                                                                           2006   1.018
                                                                                           2005   1.003
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............................. 2014   2.489
                                                                                           2013   2.300
                                                                                           2012   1.969
                                                                                           2011   1.940
                                                                                           2010   1.679
                                                                                           2009   1.059
                                                                                           2008   1.526
                                                                                           2007   1.535
                                                                                           2006   1.396
                                                                                           2005   1.373
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)............................. 2010   1.364
                                                                                           2009   1.373
                                                                                           2008   1.350
                                                                                           2007   1.299
                                                                                           2006   1.253
                                                                                           2005   1.229
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01)............................................... 2007   2.176
                                                                                           2006   1.859
                                                                                           2005   1.803
 LMPVPI Total Return Subaccount (Class I) (9/98).......................................... 2007   1.451
                                                                                           2006   1.301
                                                                                           2005   1.270
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97)............................................... 2007   1.855
                                                                                           2006   1.582
                                                                                           2005   1.499
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)........................ 2007   1.310
                                                                                           2006   1.171
                                                                                           2005   1.126
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................... 2007   1.320
                                                                                           2006   1.136
                                                                                           2005   1.110
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................... 2007   1.389
                                                                                           2006   1.249
                                                                                           2005   1.164
Managed Assets Trust
 Managed Assets Trust (3/97).............................................................. 2006   1.914
                                                                                           2005   1.860
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2008   2.537
                                                                                           2007   2.414
                                                                                           2006   2.523
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................................. 2014   2.458



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 1.174            --
                                                                                           1.088       721,160
                                                                                           1.058       863,971
                                                                                           0.830       906,462
                                                                                           1.481     1,295,873
                                                                                           1.405     1,358,046
                                                                                           1.126     1,627,698
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 1.028            --
                                                                                           1.038        77,943
                                                                                           0.959        82,471
                                                                                           0.824        92,032
                                                                                           1.055        79,277
                                                                                           1.050        47,841
                                                                                           1.018        16,174
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............................. 2.459       108,042
                                                                                           2.489       130,991
                                                                                           2.300       162,029
                                                                                           1.969       153,516
                                                                                           1.940       230,572
                                                                                           1.679       289,387
                                                                                           1.059       352,849
                                                                                           1.526       427,667
                                                                                           1.535       433,494
                                                                                           1.396       519,496
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)............................. 1.360            --
                                                                                           1.364       344,451
                                                                                           1.373       371,205
                                                                                           1.350       901,396
                                                                                           1.299       944,285
                                                                                           1.253     1,190,937
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01)............................................... 2.288            --
                                                                                           2.176     1,945,625
                                                                                           1.859     3,315,988
 LMPVPI Total Return Subaccount (Class I) (9/98).......................................... 1.496            --
                                                                                           1.451       350,188
                                                                                           1.301       368,465
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97)............................................... 1.954            --
                                                                                           1.855       574,668
                                                                                           1.582       640,509
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)........................ 1.401            --
                                                                                           1.310       153,471
                                                                                           1.171       178,619
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................... 1.375            --
                                                                                           1.320        83,849
                                                                                           1.136        47,923
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................... 1.534            --
                                                                                           1.389       164,873
                                                                                           1.249        66,680
Managed Assets Trust
 Managed Assets Trust (3/97).............................................................. 1.980            --
                                                                                           1.914     8,060,964
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2.451            --
                                                                                           2.537       819,379
                                                                                           2.414       907,861
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................................. 2.522       721,263

                    GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   2.257
                                                                                           2012   1.948
                                                                                           2011   1.916
                                                                                           2010   1.663
                                                                                           2009   1.139
                                                                                           2008   1.514
                                                                                           2007   1.487
                                                                                           2006   1.404
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 2014   1.118
                                                                                           2013   1.087
                                                                                           2012   0.869
                                                                                           2011   0.925
                                                                                           2010   0.803
                                                                                           2009   0.600
                                                                                           2008   1.035
                                                                                           2007   1.226
                                                                                           2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2014   3.805
                                                                                           2013   2.974
                                                                                           2012   2.443
                                                                                           2011   2.660
                                                                                           2010   2.447
                                                                                           2009   1.724
                                                                                           2008   2.992
                                                                                           2007   2.314
                                                                                           2006   2.247
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 2014   3.960
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2014   1.381
                                                                                           2013   0.956
                                                                                           2012   0.813
                                                                                           2011   0.794
                                                                                           2010   0.647
                                                                                           2009   0.491
                                                                                           2008   0.777
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2014   1.286
                                                                                           2013   1.094
                                                                                           2012   0.973
                                                                                           2011   1.003
                                                                                           2010   0.902
                                                                                           2009   0.704
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2014   1.286
                                                                                           2013   1.037
                                                                                           2012   0.901
                                                                                           2011   0.954
                                                                                           2010   0.848
                                                                                           2009   0.639
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2014   1.261
                                                                                           2013   1.121
                                                                                           2012   1.021
                                                                                           2011   1.028
                                                                                           2010   0.944
                                                                                           2009   0.772
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2014   2.153
                                                                                           2013   1.661
                                                                                           2012   1.295
                                                                                           2011   1.519
                                                                                           2010   1.314
                                                                                           2009   0.853
                                                                                           2008   1.451
                                                                                           2007   1.477
                                                                                           2006   1.334
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2014   2.358



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.458       769,701
                                                                                           2.257       846,365
                                                                                           1.948       839,647
                                                                                           1.916       898,585
                                                                                           1.663     1,170,262
                                                                                           1.139     1,156,332
                                                                                           1.514     1,327,867
                                                                                           1.487       145,473
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 1.259     1,309,550
                                                                                           1.118     1,346,221
                                                                                           1.087     1,247,736
                                                                                           0.869     1,280,194
                                                                                           0.925     1,290,037
                                                                                           0.803     1,462,357
                                                                                           0.600     1,385,549
                                                                                           1.035     1,545,197
                                                                                           1.226     1,683,191
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 3.972            --
                                                                                           3.805     1,538,823
                                                                                           2.974     1,863,061
                                                                                           2.443     2,063,125
                                                                                           2.660     2,829,017
                                                                                           2.447     3,645,433
                                                                                           1.724     4,004,041
                                                                                           2.992     4,236,031
                                                                                           2.314     4,957,866
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 4.477     1,422,022
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.629       185,075
                                                                                           1.381       127,825
                                                                                           0.956        93,165
                                                                                           0.813        56,360
                                                                                           0.794       123,964
                                                                                           0.647        33,871
                                                                                           0.491           195
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.351       854,859
                                                                                           1.286       635,981
                                                                                           1.094       411,114
                                                                                           0.973       302,422
                                                                                           1.003     1,198,554
                                                                                           0.902       223,052
                                                                                           0.704        29,768
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.355       688,582
                                                                                           1.286       586,939
                                                                                           1.037       515,476
                                                                                           0.901       417,359
                                                                                           0.954     1,417,583
                                                                                           0.848       169,735
                                                                                           0.639        46,620
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.326     1,209,442
                                                                                           1.261     1,074,807
                                                                                           1.121       988,949
                                                                                           1.021       822,924
                                                                                           1.028       742,242
                                                                                           0.944       300,296
                                                                                           0.772        30,697
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2.016       381,931
                                                                                           2.153       436,918
                                                                                           1.661       494,366
                                                                                           1.295       547,717
                                                                                           1.519       806,828
                                                                                           1.314       996,703
                                                                                           0.853       907,791
                                                                                           1.451       931,999
                                                                                           1.477     1,076,631
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2.555       594,791

                         GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013    1.757       2.358      678,431
                                                                              2012    1.496       1.757      567,995
                                                                              2011    1.532       1.496      551,802
                                                                              2010    1.346       1.532      643,219
                                                                              2009    1.074       1.346      564,855
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *.................... 2014    1.837       1.996      237,159
                                                                              2013    1.422       1.837      232,934
                                                                              2012    1.252       1.422      197,352
                                                                              2011    1.311       1.252      167,213
                                                                              2010    1.054       1.311      225,949
                                                                              2009    0.841       1.054      233,944
                                                                              2008    1.385       0.841      237,824
                                                                              2007    1.518       1.385      221,634
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2014    2.131       2.285       12,850
                                                                              2013    1.530       2.131        2,505
                                                                              2012    1.303       1.530       12,103
                                                                              2011    1.326       1.303       11,562
                                                                              2010    1.058       1.326        3,651
                                                                              2009    0.795       1.058        3,644
                                                                              2008    1.307       0.795        8,048
                                                                              2007    1.184       1.307        4,215
                                                                              2006    1.187       1.184           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2014    1.648       1.709       32,031
                                                                              2013    1.248       1.648       29,625
                                                                              2012    1.089       1.248       25,253
                                                                              2011    1.222       1.089       16,470
                                                                              2010    1.032       1.222       14,408
                                                                              2009    0.806       1.032       15,320
                                                                              2008    1.088       0.806       15,965
                                                                              2007    1.109       1.088       13,493
                                                                              2006    1.035       1.109        3,733
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009    1.642       1.627           --
                                                                              2008    2.216       1.642    4,539,526
                                                                              2007    2.102       2.216    5,401,661
                                                                              2006    1.980       2.102    6,525,662
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08).................... 2011    0.685       0.730           --
                                                                              2010    0.644       0.685       10,437
                                                                              2009    0.471       0.644        7,187
                                                                              2008    0.899       0.471          496
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2014    2.668       2.779       78,709
                                                                              2013    2.489       2.668       74,366
                                                                              2012    2.219       2.489      126,912
                                                                              2011    2.136       2.219       95,768
                                                                              2010    1.904       2.136      160,875
                                                                              2009    1.401       1.904      132,812
                                                                              2008    1.732       1.401      132,910
                                                                              2007    1.636       1.732       46,801
                                                                              2006    1.554       1.636           --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009    0.637       0.606           --
                                                                              2008    1.120       0.637      495,984
                                                                              2007    1.010       1.120      590,141
                                                                              2006    1.017       1.010      796,763
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13).......... 2014   11.356      12.296           --
                                                                              2013   10.824      11.356           --
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *................. 2014    1.846       1.860    1,056,895
                                                                              2013    1.406       1.846    1,207,268
                                                                              2012    1.203       1.406    1,171,941
                                                                              2011    1.333       1.203    1,201,395
                                                                              2010    1.122       1.333    1,373,518
                                                                              2009    0.895       1.122    1,272,986
                                                                              2008    1.287       0.895    1,130,300
                                                                              2007    1.339       1.287    1,013,182
                                                                              2006    1.310       1.339      130,977
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)....... 2014    3.267       3.036      155,049

                         GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   3.463       3.267       189,390
                                                                               2012   2.934       3.463       181,664
                                                                               2011   3.629       2.934       238,319
                                                                               2010   2.953       3.629       307,095
                                                                               2009   1.761       2.953       295,541
                                                                               2008   3.983       1.761       287,669
                                                                               2007   3.146       3.983       392,840
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.642       1.514       625,545
                                                                               2013   1.389       1.642       651,334
                                                                               2012   1.201       1.389       660,946
                                                                               2011   1.357       1.201       814,655
                                                                               2010   1.229       1.357       439,449
                                                                               2009   0.943       1.229       464,267
                                                                               2008   1.650       0.943       424,704
                                                                               2007   1.564       1.650       403,243
 MIST MLA Mid Cap Subaccount (Class A) (4/07)................................. 2013   2.539       2.758            --
                                                                               2012   2.426       2.539       396,474
                                                                               2011   2.581       2.426       434,269
                                                                               2010   2.113       2.581       573,264
                                                                               2009   1.554       2.113       677,919
                                                                               2008   1.095       1.554       746,585
                                                                               2007   1.230       1.095         8,219
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............... 2014   1.461       1.462         7,929
                                                                               2013   1.060       1.461        60,953
                                                                               2012   0.979       1.060        54,727
                                                                               2011   1.061       0.979         5,311
                                                                               2010   0.811       1.061         3,639
                                                                               2009   0.520       0.811         2,408
                                                                               2008   0.933       0.520         7,222
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)............ 2012   0.888       1.000            --
                                                                               2011   0.905       0.888       339,634
                                                                               2010   0.832       0.905       318,163
                                                                               2009   0.583       0.832       129,172
                                                                               2008   1.036       0.583        58,489
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.431       1.449       596,259
                                                                               2013   1.136       1.431       716,869
                                                                               2012   0.946       1.136       997,268
                                                                               2011   1.042       0.946       987,600
                                                                               2010   0.907       1.042       731,472
                                                                               2009   0.655       0.907       981,466
                                                                               2008   1.112       0.655       711,991
                                                                               2007   1.056       1.112       640,335
                                                                               2006   0.996       1.056       269,988
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.367       1.398       427,818
                                                                               2013   1.515       1.367       430,848
                                                                               2012   1.399       1.515       388,231
                                                                               2011   1.266       1.399       481,468
                                                                               2010   1.183       1.266       501,967
                                                                               2009   1.008       1.183       366,257
                                                                               2008   1.090       1.008       315,161
                                                                               2007   1.024       1.090        18,533
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.938       2.002     2,088,367
                                                                               2013   1.994       1.938     2,109,219
                                                                               2012   1.842       1.994     1,832,700
                                                                               2011   1.801       1.842     1,813,210
                                                                               2010   1.680       1.801     2,179,013
                                                                               2009   1.501       1.680     1,871,740
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   2.113       2.328       442,972
                                                                               2013   1.602       2.113       470,164
                                                                               2012   1.462       1.602       471,211
                                                                               2011   1.546       1.462       502,483
                                                                               2010   1.342       1.546       565,860
                                                                               2009   1.093       1.342       670,504
                                                                               2008   1.642       1.093       696,959
                                                                               2007   1.578       1.642       710,891
                                                                               2006   1.461       1.578       813,581
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)....................... 2007   1.124       1.244            --

                         GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                       UNIT      UNIT      NUMBER OF
                                                                                      VALUE      VALUE       UNITS
                                                                                        AT        AT      OUTSTANDING
                                                                                    BEGINNING   END OF        AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR     END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- --------------
                                                                            2006    1.063       1.124            180
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................. 2014    2.572       2.666        705,265
                                                                            2013    2.556       2.572        855,862
                                                                            2012    2.311       2.556        846,642
                                                                            2011    2.250       2.311        839,360
                                                                            2010    2.024       2.250        931,030
                                                                            2009    1.534       2.024        877,501
                                                                            2008    1.735       1.534        782,032
                                                                            2007    1.641       1.735        773,485
                                                                            2006    1.577       1.641        526,321
 MIST Pyramis(Reg. TM) Managed Risk Subaccount (Class B) (4/13)............ 2014   10.791      11.618            213
                                                                            2013   10.218      10.791             --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *.......... 2014    1.414       1.587      1,212,702
                                                                            2013    1.066       1.414      1,239,872
                                                                            2012    0.912       1.066      1,316,730
                                                                            2011    0.959       0.912      1,458,421
                                                                            2010    0.827       0.959      1,740,149
                                                                            2009    0.705       0.827      1,945,066
                                                                            2008    1.116       0.705      1,959,067
                                                                            2007    1.083       1.116      2,130,070
                                                                            2006    1.001       1.083      2,465,798
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............ 2014    1.669       1.830      1,084,341
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................... 2007    1.411       1.483             --
                                                                            2006    1.326       1.411        387,771
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................... 2014    1.811       2.039        152,556
                                                                            2013    1.362       1.811        170,533
                                                                            2012    1.211       1.362        153,593
                                                                            2011    1.219       1.211        176,653
                                                                            2010    1.093       1.219        312,573
                                                                            2009    0.925       1.093        325,873
                                                                            2008    1.489       0.925        362,319
                                                                            2007    1.471       1.489        394,261
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007    1.709       1.770         (6,353)
                                                                            2006    1.653       1.709     26,664,597
                                                                            2005    1.634       1.653     31,980,172
 MetLife Investment International Stock Subaccount (Class I) (3/97)........ 2007    1.940       2.089         (3,231)
                                                                            2006    1.547       1.940     14,711,960
                                                                            2005    1.362       1.547     19,827,146
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007    1.405       1.472         (7,842)
                                                                            2006    1.259       1.405     30,110,991
                                                                            2005    1.191       1.259     36,861,012
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007    1.849       1.853         (2,196)
                                                                            2006    1.642       1.849     10,362,805
                                                                            2005    1.544       1.642     13,217,353
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2014    2.192       2.298      1,792,776
                                                                            2013    2.264       2.192      1,925,375
                                                                            2012    2.199       2.264      2,353,658
                                                                            2011    2.064       2.199      2,549,186
                                                                            2010    1.964       2.064      3,114,711
                                                                            2009    1.884       1.964      3,691,501
                                                                            2008    1.794       1.884      4,341,691
                                                                            2007    1.768       1.794      5,729,137
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2014    1.911       2.029        515,230
                                                                            2013    1.944       1.911        627,942
                                                                            2012    1.824       1.944        679,886
                                                                            2011    1.727       1.824        772,343
                                                                            2010    1.608       1.727        900,447
                                                                            2009    1.483       1.608        912,569
                                                                            2008    1.549       1.483      1,000,624
                                                                            2007    1.471       1.549      1,174,968
                                                                            2006    1.409       1.471      1,056,800
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 2014    1.718       1.854      3,582,275

                      GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.292       1.718      3,981,358
                                                                        2012   1.140       1.292      4,508,232
                                                                        2011   1.263       1.140      5,146,188
                                                                        2010   1.064       1.263      6,464,939
                                                                        2009   0.841       1.064      7,499,191
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)........ 2009   2.145       2.236             --
                                                                        2008   3.304       2.145             --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............. 2014   1.719       1.869        128,487
                                                                        2013   1.317       1.719        168,986
                                                                        2012   1.166       1.317         54,875
                                                                        2011   1.153       1.166         65,224
                                                                        2010   1.068       1.153        296,537
                                                                        2009   0.970       1.068         52,151
                                                                        2008   1.417       0.970            655
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   1.235       1.224      2,497,209
                                                                        2013   1.247       1.235      2,517,056
                                                                        2012   1.258       1.247      3,052,774
                                                                        2011   1.269       1.258      2,967,102
                                                                        2010   1.281       1.269      3,207,184
                                                                        2009   1.287       1.281      3,477,184
                                                                        2008   1.262       1.287      3,634,201
                                                                        2007   1.212       1.262      3,207,543
                                                                        2006   1.180       1.212      4,060,443
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *........ 2009   0.650       0.644             --
                                                                        2008   1.097       0.650        125,917
                                                                        2007   1.153       1.097        130,955
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.782       0.818             --
                                                                        2008   1.431       0.782      7,966,193
                                                                        2007   1.389       1.431      9,101,133
                                                                        2006   1.364       1.389     10,883,029
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.517       1.673             --
                                                                        2012   1.324       1.517      1,956,856
                                                                        2011   1.424       1.324      2,171,857
                                                                        2010   1.256       1.424      2,869,826
                                                                        2009   1.041       1.256      3,669,342
                                                                        2008   1.722       1.041      3,974,832
                                                                        2007   1.670       1.722      4,536,921
                                                                        2006   1.620       1.670      5,275,553
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   2.009       2.211        728,245
                                                                        2013   1.528       2.009        744,769
                                                                        2012   1.391       1.528        831,638
                                                                        2011   1.449       1.391        989,711
                                                                        2010   1.269       1.449      1,092,364
                                                                        2009   0.858       1.269      1,225,533
                                                                        2008   1.596       0.858      1,366,311
                                                                        2007   1.338       1.596      1,525,285
                                                                        2006   1.364       1.338      1,792,071
 MSF Jennison Growth Subaccount (Class A) (4/12)....................... 2014   1.309       1.415        358,434
                                                                        2013   0.964       1.309        385,825
                                                                        2012   0.990       0.964        437,865
 MSF Jennison Growth Subaccount (Class B) (4/08)....................... 2012   0.881       1.008             --
                                                                        2011   0.887       0.881        216,065
                                                                        2010   0.804       0.887        206,439
                                                                        2009   0.581       0.804        224,949
                                                                        2008   0.873       0.581        222,609
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)......... 2011   0.993       1.079             --
                                                                        2010   0.866       0.993      2,517,023
                                                                        2009   0.665       0.866      2,972,060
                                                                        2008   1.127       0.665      2,988,634
                                                                        2007   1.101       1.127      2,911,712
                                                                        2006   1.000       1.101         16,445
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (2/06)........... 2014   1.395       1.444      1,372,871

                    GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2013    1.350       1.395     1,388,955
                                                                     2012    1.248       1.350     1,049,240
                                                                     2011    1.219       1.248       808,386
                                                                     2010    1.118       1.219     1,148,773
                                                                     2009    0.936       1.118       916,633
                                                                     2008    1.103       0.936       962,893
                                                                     2007    1.054       1.103       704,546
                                                                     2006    1.000       1.054         2,856
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (2/06)........ 2014    1.426       1.483     2,601,008
                                                                     2013    1.297       1.426     2,797,770
                                                                     2012    1.174       1.297     3,278,148
                                                                     2011    1.173       1.174     3,573,243
                                                                     2010    1.061       1.173     4,431,751
                                                                     2009    0.866       1.061     4,671,160
                                                                     2008    1.114       0.866     5,232,956
                                                                     2007    1.072       1.114     5,513,769
                                                                     2006    1.000       1.072       135,541
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (2/06)........ 2014    1.437       1.496    21,842,907
                                                                     2013    1.229       1.437    21,762,218
                                                                     2012    1.095       1.229    23,089,623
                                                                     2011    1.121       1.095    24,760,682
                                                                     2010    0.999       1.121    27,467,809
                                                                     2009    0.797       0.999    31,114,397
                                                                     2008    1.126       0.797    32,812,608
                                                                     2007    1.089       1.126    35,938,012
                                                                     2006    1.000       1.089       199,419
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (2/06)........ 2014    1.431       1.493    20,151,978
                                                                     2013    1.162       1.431    20,303,201
                                                                     2012    1.016       1.162    20,846,440
                                                                     2011    1.065       1.016    21,734,745
                                                                     2010    0.937       1.065    23,966,160
                                                                     2009    0.733       0.937    27,022,278
                                                                     2008    1.139       0.733    28,061,623
                                                                     2007    1.107       1.139    30,615,628
                                                                     2006    1.000       1.107        73,043
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)........ 2014   26.774      28.978         6,248
                                                                     2013   22.917      26.774           990
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *.............. 2014    3.018       3.391     2,976,068
                                                                     2013    2.306       3.018     3,189,092
                                                                     2012    2.010       2.306     3,433,938
                                                                     2011    1.991       2.010     3,988,354
                                                                     2010    1.749       1.991     4,743,551
                                                                     2009    1.398       1.749     5,439,772
                                                                     2008    2.242       1.398     3,700,377
                                                                     2007    2.259       2.242     4,539,860
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2014    2.937       3.156     2,762,844
                                                                     2013    2.496       2.937     2,948,137
                                                                     2012    2.261       2.496     3,119,886
                                                                     2011    2.233       2.261     3,347,942
                                                                     2010    2.050       2.233     3,492,519
                                                                     2009    1.748       2.050     3,949,785
                                                                     2008    2.270       1.748     3,973,527
                                                                     2007    2.199       2.270     4,363,890
                                                                     2006    2.048       2.199     4,296,637
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2014    2.094       2.299     1,815,635
                                                                     2013    1.556       2.094     2,029,200
                                                                     2012    1.346       1.556       520,023
                                                                     2011    1.347       1.346       575,454
                                                                     2010    1.220       1.347       650,422
                                                                     2009    1.019       1.220       468,846
                                                                     2008    1.524       1.019       350,100
                                                                     2007    1.428       1.524       279,865
                                                                     2006    1.286       1.428        90,799
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *........ 2014    1.985       1.849     1,777,718

                           GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.644       1.985     1,868,501
                                                                                   2012   1.402       1.644     1,989,912
                                                                                   2011   1.617       1.402     2,212,255
                                                                                   2010   1.508       1.617     2,611,723
                                                                                   2009   1.182       1.508     3,167,638
                                                                                   2008   2.060       1.182     3,556,252
                                                                                   2007   2.109       2.060     4,312,881
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   3.484       3.453       329,486
                                                                                   2013   2.777       3.484       375,444
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *................... 2014   2.867       2.985     1,353,093
                                                                                   2013   2.088       2.867     1,492,669
                                                                                   2012   1.811       2.088     1,528,585
                                                                                   2011   1.905       1.811     1,714,791
                                                                                   2010   1.515       1.905     2,086,172
                                                                                   2009   1.213       1.515     2,407,802
                                                                                   2008   1.841       1.213     2,591,531
                                                                                   2007   1.893       1.841     3,253,451
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2014   2.372       2.559       120,031
                                                                                   2013   1.725       2.372        90,201
                                                                                   2012   1.467       1.725        72,611
                                                                                   2011   1.500       1.467        33,576
                                                                                   2010   1.297       1.500       301,308
                                                                                   2009   0.915       1.297        30,679
                                                                                   2008   1.492       0.915        17,254
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2014   3.174       3.355     1,150,397
                                                                                   2013   2.222       3.174     1,180,722
                                                                                   2012   1.934       2.222     1,344,845
                                                                                   2011   1.924       1.934     1,668,698
                                                                                   2010   1.441       1.924     1,715,278
                                                                                   2009   1.049       1.441     1,916,260
                                                                                   2008   1.589       1.049     1,990,998
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   2.221       2.311            --
                                                                                   2006   2.081       2.221       946,748
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   2.087       2.129       594,432
                                                                                   2013   2.118       2.087       593,463
                                                                                   2012   2.064       2.118       824,855
                                                                                   2011   1.971       2.064       723,323
                                                                                   2010   1.877       1.971       967,428
                                                                                   2009   1.813       1.877     1,011,639
                                                                                   2008   1.833       1.813     1,138,538
                                                                                   2007   1.770       1.833     1,296,896
                                                                                   2006   1.702       1.770     1,494,843
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.668       1.829     1,945,425
                                                                                   2013   1.259       1.668     2,085,854
                                                                                   2012   1.126       1.259     2,093,822
                                                                                   2011   1.183       1.126     2,365,898
                                                                                   2010   1.066       1.183     2,841,349
                                                                                   2009   0.815       1.066     3,252,404
                                                                                   2008   1.314       0.815     3,790,112
Money Market Portfolio
 Money Market Subaccount (9/98)................................................... 2006   1.167       1.180            --
                                                                                   2005   1.145       1.167     4,167,488
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.129       1.196            --
                                                                                   2005   1.077       1.129         4,091
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05).................. 2007   0.998       1.020            --
                                                                                   2006   1.000       0.998         4,407
                                                                                   2005   1.000       1.000         1,413
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).................. 2009   1.445       1.497            --
                                                                                   2008   1.391       1.445     1,542,234
                                                                                   2007   1.291       1.391     1,385,134
                                                                                   2006   1.255       1.291     1,270,331
                                                                                   2005   1.236       1.255     1,495,695
Putnam Variable Trust

                       GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01)................. 2008   1.006       0.936            --
                                                                          2007   0.921       1.006            --
                                                                          2006   0.836       0.921         1,698
                                                                          2005   0.787       0.836        26,717
 Putnam VT International Equity Subaccount (Class IB) (7/01)............. 2007   1.449       1.572            --
                                                                          2006   1.145       1.449       394,641
                                                                          2005   1.030       1.145       451,543
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01).................. 2007   2.023       2.166            --
                                                                          2006   1.741       2.023       628,760
                                                                          2005   1.641       1.741       622,184
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01).................... 2006   0.953       1.017            --
                                                                          2005   0.885       0.953       912,697
 Travelers Convertible Securities Subaccount (8/99)...................... 2006   1.455       1.554            --
                                                                          2005   1.463       1.455            --
 Travelers Disciplined Mid Cap Stock Subaccount (9/98)................... 2006   2.305       2.523            --
                                                                          2005   2.069       2.305     1,037,187
 Travelers Equity Income Subaccount (7/97)............................... 2006   1.538       1.620            --
                                                                          2005   1.486       1.538     6,984,373
 Travelers Federated High Yield Subaccount (10/97)....................... 2006   1.366       1.404            --
                                                                          2005   1.344       1.366       144,690
 Travelers Federated Stock Subaccount (7/97)............................. 2006   1.581       1.641            --
                                                                          2005   1.515       1.581     1,265,945
 Travelers Large Cap Subaccount (7/97)................................... 2006   1.320       1.364            --
                                                                          2005   1.226       1.320     5,416,783
 Travelers Mercury Large Cap Core Subaccount (10/98)..................... 2006   1.246       1.326            --
                                                                          2005   1.122       1.246       401,825
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (9/98)................. 2006   1.286       1.364            --
                                                                          2005   1.259       1.286     2,285,720
 Travelers MFS(Reg. TM) Total Return Subaccount (3/97)................... 2006   1.979       2.048            --
                                                                          2005   1.940       1.979     4,969,495
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.188       1.286            --
                                                                          2005   1.126       1.188         6,233
 Travelers Mondrian International Stock Subaccount (8/97)................ 2006   1.159       1.334            --
                                                                          2005   1.068       1.159     1,203,096
 Travelers Pioneer Fund Subaccount (3/97)................................ 2006   1.373       1.461            --
                                                                          2005   1.308       1.373       999,949
 Travelers Pioneer Mid Cap Value Subaccount (8/05)....................... 2006   1.008       1.063            --
                                                                          2005   1.000       1.008            --
 Travelers Pioneer Strategic Income Subaccount (10/96)................... 2006   1.558       1.577            --
                                                                          2005   1.516       1.558       531,932
 Travelers Quality Bond Subaccount (9/97)................................ 2006   1.419       1.409            --
                                                                          2005   1.409       1.419     1,206,162
 Travelers Strategic Equity Subaccount (3/97)............................ 2006   1.517       1.587            --
                                                                          2005   1.501       1.517     6,825,267
 Travelers Style Focus Series: Small Cap Growth Subaccount (7/05)........ 2006   1.029       1.187            --
                                                                          2005   1.000       1.029            --
 Travelers Style Focus Series: Small Cap Value Subaccount (3/06)......... 2006   1.000       1.035            --
 Travelers U.S. Government Securities Subaccount (10/96)................. 2006   1.762       1.702            --
                                                                          2005   1.704       1.762     2,180,068
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)........... 2014   2.526       2.736       701,881

                  GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
                                                                2013   2.147       2.526       806,339
                                                                2012   1.957       2.147       836,648
                                                                2011   1.975       1.957       912,164
                                                                2010   1.777       1.975     1,295,007
                                                                2009   1.459       1.777     1,453,130
                                                                2008   1.969       1.459     1,652,425
                                                                2007   1.791       1.969     1,894,437
                                                                2006   1.678       1.791     2,229,258
                                                                2005   1.622       1.678     2,509,019
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)............ 2009   1.068       1.038            --
                                                                2008   1.679       1.068       500,540
                                                                2007   1.734       1.679       388,982
                                                                2006   1.508       1.734       259,543
                                                                2005   1.462       1.508       158,092
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)........ 2009   0.580       0.595            --
                                                                2008   1.027       0.580         8,840
                                                                2007   0.922       1.027         8,548
                                                                2006   0.871       0.922        19,445
                                                                2005   0.815       0.871        24,092
Wells Fargo Variable Trust
 Wells Fargo VT Small Cap Value Subaccount (9/98).............. 2014   2.583       2.674       114,195
                                                                2013   2.271       2.583       134,506
                                                                2012   2.010       2.271       153,670
                                                                2011   2.187       2.010       230,633
                                                                2010   1.882       2.187       255,962
                                                                2009   1.186       1.882       244,168
                                                                2008   2.158       1.186       234,210
                                                                2007   2.193       2.158       298,662
                                                                2006   1.912       2.193       317,517
                                                                2005   1.656       1.912       364,461





                           GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.15%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.083       1.162            --
                                                                       2006   1.000       1.083         4,745
 AIM V.I. Premier Equity Subaccount (Series I) (7/01)................. 2006   0.825       0.868            --
                                                                       2005   0.790       0.825         4,831
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (7/03)........ 2008   0.896       0.856            --
                                                                       2007   0.777       0.896        34,411
                                                                       2006   0.766       0.777        29,553
                                                                       2005   0.720       0.766        23,475
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)............. 2014   2.224       2.249       290,167
                                                                       2013   1.741       2.224       323,600
                                                                       2012   1.437       1.741       337,993
                                                                       2011   1.596       1.437       383,744
                                                                       2010   1.444       1.596       425,037
                                                                       2009   1.027       1.444       438,603
                                                                       2008   1.686       1.027       435,468
                                                                       2007   1.485       1.686       339,254
                                                                       2006   1.247       1.485       119,009
                                                                       2005   1.106       1.247        23,568
 American Funds Growth Subaccount (Class 2) (5/04).................... 2014   1.922       2.062       761,871

                             GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.494       1.922       828,979
                                                                                      2012   1.282       1.494       901,938
                                                                                      2011   1.355       1.282     1,046,208
                                                                                      2010   1.155       1.355     1,070,611
                                                                                      2009   0.838       1.155       979,478
                                                                                      2008   1.513       0.838       780,124
                                                                                      2007   1.362       1.513       611,108
                                                                                      2006   1.250       1.362       265,631
                                                                                      2005   1.088       1.250        81,797
 American Funds Growth-Income Subaccount (Class 2) (5/04)............................ 2014   1.745       1.909       530,709
                                                                                      2013   1.322       1.745       622,325
                                                                                      2012   1.139       1.322       736,990
                                                                                      2011   1.173       1.139       910,550
                                                                                      2010   1.065       1.173       951,371
                                                                                      2009   0.821       1.065       948,808
                                                                                      2008   1.336       0.821     1,334,238
                                                                                      2007   1.287       1.336     1,337,881
                                                                                      2006   1.130       1.287       474,036
                                                                                      2005   1.080       1.130       445,525
Capital Appreciation Fund
 Capital Appreciation Fund (1/97).................................................... 2006   2.214       2.194            --
                                                                                      2005   1.894       2.214     2,477,295
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (1/98).............................. 2007   2.954       3.099            --
                                                                                      2006   2.255       2.954        54,320
                                                                                      2005   1.783       2.255        47,608
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................ 2006   2.505       3.285            --
                                                                                      2005   2.365       2.505       130,738
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (9/98)............ 2014   4.200       4.396        70,674
                                                                                      2013   3.183       4.200        70,858
                                                                                      2012   2.827       3.183        99,897
                                                                                      2011   2.898       2.827       115,261
                                                                                      2010   2.216       2.898       124,504
                                                                                      2009   1.701       2.216       154,862
                                                                                      2008   2.453       1.701       175,238
                                                                                      2007   2.658       2.453       173,916
                                                                                      2006   2.314       2.658       124,764
                                                                                      2005   2.139       2.314       105,070
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 2008   1.343       1.287            --
                                                                                      2007   1.268       1.343       431,791
                                                                                      2006   1.102       1.268       483,463
                                                                                      2005   1.068       1.102       478,623
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.637       1.548            --
                                                                                      2007   1.862       1.637       629,952
                                                                                      2006   1.815       1.862       703,315
                                                                                      2005   1.736       1.815       667,057
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (4/03)................ 2014   2.255       2.489       306,914
                                                                                      2013   1.742       2.255       393,908
                                                                                      2012   1.517       1.742       403,371
                                                                                      2011   1.579       1.517       539,439
                                                                                      2010   1.366       1.579       598,468
                                                                                      2009   1.020       1.366       607,143
                                                                                      2008   1.800       1.020       679,759
                                                                                      2007   1.552       1.800       674,355
                                                                                      2006   1.409       1.552       328,958
                                                                                      2005   1.222       1.409       170,959
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)....... 2014   1.949       2.132            --

                        GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.426       1.949            --
                                                                            2012   1.180       1.426            --
                                                                            2011   1.227       1.180            --
                                                                            2010   1.052       1.227            --
                                                                            2009   0.784       1.052            --
                                                                            2008   1.352       0.784           618
                                                                            2007   1.282       1.352         1,540
                                                                            2006   1.139       1.282           167
                                                                            2005   0.955       1.139            --
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)............. 2014   2.735       2.939        15,489
                                                                            2013   2.159       2.735        36,180
                                                                            2012   1.862       2.159        35,802
                                                                            2011   1.865       1.862        54,453
                                                                            2010   1.638       1.865        61,084
                                                                            2009   1.273       1.638        82,258
 Fidelity VIP Growth Subaccount (Initial Class) (11/97).................... 2008   2.091       1.922            --
                                                                            2007   1.666       2.091       313,886
                                                                            2006   1.578       1.666       835,178
                                                                            2005   1.508       1.578       821,849
 Fidelity VIP High Income Subaccount (Initial Class) (11/97)............... 2014   1.819       1.819         2,337
                                                                            2013   1.736       1.819         2,337
                                                                            2012   1.538       1.736         2,337
                                                                            2011   1.495       1.538         2,337
                                                                            2010   1.329       1.495         2,480
                                                                            2009   0.934       1.329        28,085
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01).................. 2014   3.205       3.359       909,191
                                                                            2013   2.386       3.205       978,123
                                                                            2012   2.107       2.386     1,091,756
                                                                            2011   2.391       2.107     1,156,428
                                                                            2010   1.881       2.391     1,328,863
                                                                            2009   1.362       1.881     1,471,651
                                                                            2008   2.281       1.362     1,777,391
                                                                            2007   2.000       2.281     1,844,186
                                                                            2006   1.800       2.000     1,882,423
                                                                            2005   1.543       1.800     1,625,466
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/03)............. 2006   1.461       1.710            --
                                                                            2005   1.337       1.461        42,785
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)....... 2014   2.112       1.913        49,774
                                                                            2013   2.156       2.112        66,829
                                                                            2012   1.928       2.156        85,572
                                                                            2011   2.318       1.928       175,694
                                                                            2010   1.994       2.318       179,555
                                                                            2009   1.169       1.994       165,409
                                                                            2008   2.499       1.169       186,090
                                                                            2007   1.963       2.499       164,958
                                                                            2006   1.550       1.963       122,219
                                                                            2005   1.231       1.550        33,302
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04).................. 2014   1.849       1.625       237,084
                                                                            2013   1.521       1.849       318,412
                                                                            2012   1.302       1.521       294,402
                                                                            2011   1.473       1.302       308,682
                                                                            2010   1.375       1.473       363,643
                                                                            2009   1.015       1.375       331,192
                                                                            2008   1.722       1.015       363,195
                                                                            2007   1.509       1.722       278,047
                                                                            2006   1.257       1.509       170,596
                                                                            2005   1.154       1.257       160,940
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96)........... 2006   2.079       2.429            --
                                                                            2005   1.928       2.079       405,690
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/04)............ 2006   1.209       1.456            --
                                                                            2005   1.123       1.209       901,050
High Yield Bond Trust
 High Yield Bond Trust (3/97).............................................. 2006   1.984       2.032            --
                                                                            2005   1.981       1.984       333,176
Janus Aspen Series

                           GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Janus Aspen Balanced Subaccount (Service Shares) (7/01)......................... 2006   1.135       1.174            --
                                                                                  2005   1.066       1.135        66,247
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)....................... 2014   1.872       2.077        49,774
                                                                                  2013   1.434       1.872        65,996
                                                                                  2012   1.240       1.434       103,439
                                                                                  2011   1.276       1.240        48,843
                                                                                  2010   1.028       1.276        45,118
                                                                                  2009   0.720       1.028        53,522
                                                                                  2008   1.297       0.720        84,929
                                                                                  2007   1.078       1.297        76,251
                                                                                  2006   0.962       1.078        56,269
                                                                                  2005   0.869       0.962        48,318
 Janus Aspen Global Research Subaccount (Service Shares) (7/01).................. 2014   1.104       1.169        12,063
                                                                                  2013   0.872       1.104        18,154
                                                                                  2012   0.736       0.872        18,430
                                                                                  2011   0.865       0.736        18,713
                                                                                  2010   0.758       0.865        18,713
                                                                                  2009   0.558       0.758        23,849
                                                                                  2008   1.022       0.558        29,758
                                                                                  2007   0.946       1.022        33,085
                                                                                  2006   0.811       0.946        38,600
                                                                                  2005   0.777       0.811        58,347
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/04)................................... 2006   1.156       1.302            --
                                                                                  2005   1.124       1.156        18,518
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)....................... 2007   0.976       1.040            --
                                                                                  2006   0.920       0.976            --
                                                                                  2005   0.875       0.920            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2014   1.825       2.172       165,484
                                                                                  2013   1.249       1.825       179,240
                                                                                  2012   1.064       1.249       193,706
                                                                                  2011   1.051       1.064       205,748
                                                                                  2010   0.850       1.051       242,292
                                                                                  2009   0.639       0.850       413,265
                                                                                  2008   1.085       0.639       457,745
                                                                                  2007   1.081       1.085       561,203
                                                                                  2006   1.005       1.081       603,150
                                                                                  2005   0.911       1.005       447,111
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.603       1.613            --
                                                                                  2013   1.227       1.603       178,951
                                                                                  2012   1.079       1.227       181,388
                                                                                  2011   1.164       1.079       181,822
                                                                                  2010   1.010       1.164       267,353
                                                                                  2009   0.790       1.010       431,207
                                                                                  2008   1.259       0.790       388,104
                                                                                  2007   1.258       1.259       425,734
                                                                                  2006   1.089       1.258       102,989
                                                                                  2005   1.052       1.089        89,441
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2014   1.789       1.963        56,043
                                                                                  2013   1.392       1.789        49,608
                                                                                  2012   1.214       1.392        50,522
                                                                                  2011   1.197       1.214        43,752
                                                                                  2010   1.075       1.197        36,540
                                                                                  2009   0.891       1.075        66,166
                                                                                  2008   1.275       0.891        63,516
                                                                                  2007   1.189       1.275        61,478
                                                                                  2006   1.048       1.189        45,723
                                                                                  2005   1.016       1.048        47,958
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................. 2011   0.932       1.014            --
                                                                                  2010   0.843       0.932         3,212
                                                                                  2009   0.698       0.843        25,106
                                                                                  2008   0.989       0.698        21,763
                                                                                  2007   0.940       0.989        19,653
                                                                                  2006   0.806       0.940        31,397
                                                                                  2005   0.817       0.806        28,767

                    GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07).................... 2014   1.909
                                                                                           2013   1.533
                                                                                           2012   1.358
                                                                                           2011   1.273
                                                                                           2010   1.147
                                                                                           2009   0.944
                                                                                           2008   1.470
                                                                                           2007   1.458
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)................. 2014   2.453
                                                                                           2013   1.800
                                                                                           2012   1.513
                                                                                           2011   1.541
                                                                                           2010   1.419
                                                                                           2009   1.008
                                                                                           2008   1.626
                                                                                           2007   1.562
                                                                                           2006   1.511
                                                                                           2005   1.453
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 2014   2.613
                                                                                           2013   1.997
                                                                                           2012   1.734
                                                                                           2011   1.671
                                                                                           2010   1.544
                                                                                           2009   1.255
                                                                                           2008   1.971
                                                                                           2007   1.919
                                                                                           2006   1.642
                                                                                           2005   1.559
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2014   2.325
                                                                                           2013   1.599
                                                                                           2012   1.355
                                                                                           2011   1.352
                                                                                           2010   1.092
                                                                                           2009   0.774
                                                                                           2008   1.320
                                                                                           2007   1.214
                                                                                           2006   1.089
                                                                                           2005   1.050
 LMPVET Equity Index Subaccount (Class II) (5/99)......................................... 2009   0.672
                                                                                           2008   1.088
                                                                                           2007   1.049
                                                                                           2006   0.922
                                                                                           2005   0.895
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 2011   1.050
                                                                                           2010   1.024
                                                                                           2009   0.805
                                                                                           2008   1.440
                                                                                           2007   1.369
                                                                                           2006   1.101
                                                                                           2005   0.997
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   1.019
                                                                                           2010   0.944
                                                                                           2009   0.813
                                                                                           2008   1.044
                                                                                           2007   1.042
                                                                                           2006   1.012
                                                                                           2005   1.000
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............................. 2014   2.385
                                                                                           2013   2.209
                                                                                           2012   1.896
                                                                                           2011   1.873
                                                                                           2010   1.624
                                                                                           2009   1.027
                                                                                           2008   1.484
                                                                                           2007   1.497
                                                                                           2006   1.364
                                                                                           2005   1.345



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07).................... 2.144        11,431
                                                                                           1.909        12,415
                                                                                           1.533        11,384
                                                                                           1.358         4,058
                                                                                           1.273         1,506
                                                                                           1.147         9,035
                                                                                           0.944        11,216
                                                                                           1.470        15,300
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)................. 2.765       286,536
                                                                                           2.453       323,922
                                                                                           1.800       382,153
                                                                                           1.513       412,388
                                                                                           1.541       456,686
                                                                                           1.419       507,985
                                                                                           1.008       529,873
                                                                                           1.626       635,361
                                                                                           1.562       752,722
                                                                                           1.511       813,934
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 2.885        67,320
                                                                                           2.613        67,510
                                                                                           1.997        70,924
                                                                                           1.734        88,492
                                                                                           1.671        95,707
                                                                                           1.544       219,616
                                                                                           1.255       282,522
                                                                                           1.971       331,598
                                                                                           1.919       142,965
                                                                                           1.642       120,447
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2.392        24,717
                                                                                           2.325        64,137
                                                                                           1.599       103,146
                                                                                           1.355        98,991
                                                                                           1.352       103,546
                                                                                           1.092       144,323
                                                                                           0.774       135,319
                                                                                           1.320       127,089
                                                                                           1.214        52,885
                                                                                           1.089        47,796
 LMPVET Equity Index Subaccount (Class II) (5/99)......................................... 0.656            --
                                                                                           0.672       850,955
                                                                                           1.088       860,972
                                                                                           1.049       706,127
                                                                                           0.922       626,919
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 1.132            --
                                                                                           1.050        96,385
                                                                                           1.024       170,445
                                                                                           0.805       216,559
                                                                                           1.440       262,215
                                                                                           1.369       261,654
                                                                                           1.101       271,620
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 1.008            --
                                                                                           1.019            --
                                                                                           0.944            --
                                                                                           0.813         7,553
                                                                                           1.044        32,555
                                                                                           1.042        34,273
                                                                                           1.012         9,179
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............................. 2.350        14,245
                                                                                           2.385        21,704
                                                                                           2.209        21,190
                                                                                           1.896        22,363
                                                                                           1.873        36,615
                                                                                           1.624        53,049
                                                                                           1.027        62,411
                                                                                           1.484       141,056
                                                                                           1.497       132,466
                                                                                           1.364       123,485

                       GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)............ 2010   1.319       1.314            --
                                                                          2009   1.332       1.319        77,076
                                                                          2008   1.313       1.332       680,677
                                                                          2007   1.266       1.313     1,032,571
                                                                          2006   1.224       1.266     1,014,016
                                                                          2005   1.204       1.224       865,878
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01).............................. 2007   2.132       2.240            --
                                                                          2006   1.826       2.132       218,572
                                                                          2005   1.775       1.826       203,410
 LMPVPI Total Return Subaccount (Class I) (9/98)......................... 2007   1.422       1.465            --
                                                                          2006   1.277       1.422        21,039
                                                                          2005   1.251       1.277        22,927
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97).............................. 2007   1.808       1.903            --
                                                                          2006   1.546       1.808       217,521
                                                                          2005   1.469       1.546       233,308
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)....... 2007   1.292       1.380            --
                                                                          2006   1.157       1.292        47,691
                                                                          2005   1.116       1.157        34,134
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04).............. 2007   1.311       1.365            --
                                                                          2006   1.131       1.311         4,666
                                                                          2005   1.108       1.131           546
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04).................. 2007   1.380       1.523            --
                                                                          2006   1.243       1.380         1,859
                                                                          2005   1.162       1.243           135
Managed Assets Trust
 Managed Assets Trust (3/97)............................................. 2006   1.871       1.933            --
                                                                          2005   1.822       1.871       663,326
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   2.479       2.393            --
                                                                          2007   2.365       2.479       358,020
                                                                          2006   2.476       2.365       364,945
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2014   2.361       2.416       153,102
                                                                          2013   2.173       2.361       153,193
                                                                          2012   1.880       2.173       175,421
                                                                          2011   1.854       1.880       189,908
                                                                          2010   1.613       1.854       228,281
                                                                          2009   1.107       1.613       382,881
                                                                          2008   1.476       1.107       452,850
                                                                          2007   1.453       1.476       610,595
                                                                          2006   1.374       1.453        16,710
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.097       1.232       496,847
                                                                          2013   1.069       1.097       571,386
                                                                          2012   0.856       1.069       580,431
                                                                          2011   0.914       0.856       576,141
                                                                          2010   0.795       0.914       582,009
                                                                          2009   0.596       0.795       664,240
                                                                          2008   1.031       0.596       754,036
                                                                          2007   1.224       1.031       645,652
                                                                          2006   1.003       1.224       513,630
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   3.645       3.801            --
                                                                          2013   2.855       3.645       916,963
                                                                          2012   2.352       2.855     1,059,779
                                                                          2011   2.567       2.352     1,162,410
                                                                          2010   2.367       2.567     1,309,700
                                                                          2009   1.672       2.367     1,633,919
                                                                          2008   2.909       1.672     2,021,781
                                                                          2007   2.256       2.909     2,304,913
                                                                          2006   2.194       2.256     2,506,161
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   3.790       4.277       811,646
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08).......... 2014   1.337       1.573        57,605

                    GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   0.928
                                                                                           2012   0.791
                                                                                           2011   0.775
                                                                                           2010   0.633
                                                                                           2009   0.482
                                                                                           2008   0.763
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2014   1.268
                                                                                           2013   1.082
                                                                                           2012   0.964
                                                                                           2011   0.996
                                                                                           2010   0.898
                                                                                           2009   0.703
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2014   1.267
                                                                                           2013   1.025
                                                                                           2012   0.892
                                                                                           2011   0.948
                                                                                           2010   0.845
                                                                                           2009   0.637
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2014   1.243
                                                                                           2013   1.108
                                                                                           2012   1.011
                                                                                           2011   1.021
                                                                                           2010   0.940
                                                                                           2009   0.770
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2014   2.067
                                                                                           2013   1.598
                                                                                           2012   1.249
                                                                                           2011   1.469
                                                                                           2010   1.273
                                                                                           2009   0.829
                                                                                           2008   1.414
                                                                                           2007   1.443
                                                                                           2006   1.305
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2014   2.296
                                                                                           2013   1.715
                                                                                           2012   1.464
                                                                                           2011   1.503
                                                                                           2010   1.324
                                                                                           2009   1.058
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07)................................... 2014   1.793
                                                                                           2013   1.392
                                                                                           2012   1.228
                                                                                           2011   1.290
                                                                                           2010   1.039
                                                                                           2009   0.831
                                                                                           2008   1.373
                                                                                           2007   1.507
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................................ 2014   2.086
                                                                                           2013   1.502
                                                                                           2012   1.282
                                                                                           2011   1.308
                                                                                           2010   1.046
                                                                                           2009   0.788
                                                                                           2008   1.299
                                                                                           2007   1.180
                                                                                           2006   1.185
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................................ 2014   1.616
                                                                                           2013   1.227
                                                                                           2012   1.073
                                                                                           2011   1.208
                                                                                           2010   1.022
                                                                                           2009   0.801
                                                                                           2008   1.083
                                                                                           2007   1.107
                                                                                           2006   1.035



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.337        40,045
                                                                                           0.928        40,815
                                                                                           0.791        22,620
                                                                                           0.775        17,201
                                                                                           0.633           458
                                                                                           0.482            --
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.329       301,402
                                                                                           1.268       281,582
                                                                                           1.082       167,327
                                                                                           0.964       159,420
                                                                                           0.996       136,063
                                                                                           0.898       114,317
                                                                                           0.703        35,164
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.333        52,262
                                                                                           1.267       141,843
                                                                                           1.025       100,351
                                                                                           0.892        78,944
                                                                                           0.948       101,434
                                                                                           0.845        68,849
                                                                                           0.637        38,987
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.304        96,027
                                                                                           1.243        85,108
                                                                                           1.108        72,323
                                                                                           1.011        70,104
                                                                                           1.021        82,074
                                                                                           0.940       146,535
                                                                                           0.770           530
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 1.930       157,463
                                                                                           2.067       133,937
                                                                                           1.598       156,743
                                                                                           1.249       126,119
                                                                                           1.469       124,339
                                                                                           1.273       152,308
                                                                                           0.829       100,100
                                                                                           1.414       155,034
                                                                                           1.443        81,224
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2.481        66,057
                                                                                           2.296        65,661
                                                                                           1.715        93,924
                                                                                           1.464       133,958
                                                                                           1.503       155,897
                                                                                           1.324       147,107
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07)................................... 1.944        44,985
                                                                                           1.793        62,332
                                                                                           1.392        69,361
                                                                                           1.228        54,327
                                                                                           1.290        54,704
                                                                                           1.039        41,692
                                                                                           0.831        21,959
                                                                                           1.373        82,665
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................................ 2.231        18,424
                                                                                           2.086        32,585
                                                                                           1.502        30,711
                                                                                           1.282        27,593
                                                                                           1.308        25,189
                                                                                           1.046        22,489
                                                                                           0.788        43,918
                                                                                           1.299        39,488
                                                                                           1.180        29,932
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................................ 1.672        52,274
                                                                                           1.616        61,780
                                                                                           1.227        58,156
                                                                                           1.073        44,246
                                                                                           1.208        41,582
                                                                                           1.022        36,841
                                                                                           0.801        30,583
                                                                                           1.083        22,114
                                                                                           1.107        14,240

                         GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......... 2009    1.592       1.577           --
                                                                               2008    2.154       1.592      543,843
                                                                               2007    2.049       2.154      583,398
                                                                               2006    1.933       2.049      627,119
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)..................... 2011    0.676       0.720           --
                                                                               2010    0.638       0.676        2,108
                                                                               2009    0.467       0.638          143
                                                                               2008    0.894       0.467           --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *.............. 2014    4.075       4.180        1,594
                                                                               2013    3.513       4.075        1,605
                                                                               2012    3.031       3.513        1,617
                                                                               2011    3.105       3.031       12,144
                                                                               2010    2.566       3.105       11,826
                                                                               2009    1.841       2.566       11,841
                                                                               2008    3.058       1.841       41,098
                                                                               2007    2.537       3.058      123,796
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2014    2.574       2.675       35,201
                                                                               2013    2.407       2.574       47,102
                                                                               2012    2.151       2.407       34,473
                                                                               2011    2.076       2.151       34,933
                                                                               2010    1.855       2.076       39,173
                                                                               2009    1.369       1.855       34,059
                                                                               2008    1.697       1.369       30,128
                                                                               2007    1.606       1.697       62,141
                                                                               2006    1.528       1.606       23,923
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009    0.624       0.594           --
                                                                               2008    1.101       0.624       50,499
                                                                               2007    0.995       1.101       50,703
                                                                               2006    1.005       0.995       55,010
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014    1.346       1.398      862,106
                                                                               2013    1.051       1.346      771,658
                                                                               2012    0.911       1.051      752,907
                                                                               2011    1.062       0.911      670,237
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)........... 2014   11.323      12.230           10
                                                                               2013   10.811      11.323           --
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *.................. 2014    1.802       1.812      135,113
                                                                               2013    1.376       1.802      216,717
                                                                               2012    1.180       1.376      249,324
                                                                               2011    1.311       1.180      234,467
                                                                               2010    1.106       1.311      322,476
                                                                               2009    0.885       1.106      355,916
                                                                               2008    1.276       0.885      433,632
                                                                               2007    1.331       1.276      534,019
                                                                               2006    1.302       1.331       51,735
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014    3.145       2.915       33,217
                                                                               2013    3.342       3.145       34,300
                                                                               2012    2.839       3.342       36,314
                                                                               2011    3.520       2.839       30,678
                                                                               2010    2.871       3.520       41,359
                                                                               2009    1.717       2.871       59,930
                                                                               2008    3.893       1.717       57,856
                                                                               2007    3.080       3.893       51,693
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014    1.590       1.463       66,568
                                                                               2013    1.349       1.590      122,906
                                                                               2012    1.169       1.349      119,081
                                                                               2011    1.325       1.169      110,476
                                                                               2010    1.203       1.325       64,304
                                                                               2009    0.925       1.203       62,342
                                                                               2008    1.623       0.925       73,269
                                                                               2007    1.541       1.623       61,884
 MIST MLA Mid Cap Subaccount (Class A) (4/07)................................. 2013    2.450       2.659           --
                                                                               2012    2.347       2.450      192,496
                                                                               2011    2.503       2.347      210,836
                                                                               2010    2.054       2.503      276,944
                                                                               2009    1.515       2.054      318,840
                                                                               2008    1.089       1.515      358,519
                                                                               2007    1.225       1.089          202

                       GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08).......... 2014    1.415       1.413        3,723
                                                                          2013    1.030       1.415       27,973
                                                                          2012    0.953       1.030       23,545
                                                                          2011    1.036       0.953       19,936
                                                                          2010    0.793       1.036       17,715
                                                                          2009    0.510       0.793       15,868
                                                                          2008    0.917       0.510        2,745
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012    0.864       0.972           --
                                                                          2011    0.883       0.864       84,132
                                                                          2010    0.814       0.883       79,814
                                                                          2009    0.572       0.814      137,194
                                                                          2008    1.018       0.572      478,919
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *............ 2014    1.433       1.451       33,968
                                                                          2013    1.138       1.433       81,447
                                                                          2012    0.947       1.138       80,866
                                                                          2011    1.044       0.947      103,855
                                                                          2010    0.909       1.044      116,468
                                                                          2009    0.655       0.909      166,216
                                                                          2008    1.111       0.655      380,955
                                                                          2007    1.056       1.111      510,670
                                                                          2006    0.996       1.056      916,784
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014    1.404       1.418      758,613
                                                                          2013    1.117       1.404      824,624
                                                                          2012    0.933       1.117      830,232
                                                                          2011    1.030       0.933      809,087
                                                                          2010    0.899       1.030      912,693
                                                                          2009    0.651       0.899    1,028,396
                                                                          2008    1.107       0.651    1,222,749
                                                                          2007    1.054       1.107    1,332,839
                                                                          2006    0.996       1.054    1,236,065
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)......... 2014    1.339       1.366      191,982
                                                                          2013    1.488       1.339      232,880
                                                                          2012    1.377       1.488      284,516
                                                                          2011    1.249       1.377      233,791
                                                                          2010    1.170       1.249      233,097
                                                                          2009    1.000       1.170      259,025
                                                                          2008    1.083       1.000      201,107
                                                                          2007    1.020       1.083        3,502
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014    1.878       1.934      512,148
                                                                          2013    1.937       1.878      610,215
                                                                          2012    1.793       1.937      524,687
                                                                          2011    1.758       1.793      508,642
                                                                          2010    1.644       1.758      578,756
                                                                          2009    1.471       1.644      532,062
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014    2.024       2.224       67,850
                                                                          2013    1.539       2.024       81,633
                                                                          2012    1.407       1.539       83,672
                                                                          2011    1.491       1.407       92,595
                                                                          2010    1.298       1.491       97,643
                                                                          2009    1.060       1.298      103,948
                                                                          2008    1.596       1.060      147,414
                                                                          2007    1.538       1.596      154,843
                                                                          2006    1.426       1.538      186,585
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007    1.120       1.239           --
                                                                          2006    1.061       1.120           64
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014    2.464       2.547       74,500
                                                                          2013    2.454       2.464       75,505
                                                                          2012    2.224       2.454      178,042
                                                                          2011    2.171       2.224      162,513
                                                                          2010    1.958       2.171      165,254
                                                                          2009    1.488       1.958      180,217
                                                                          2008    1.687       1.488      365,236
                                                                          2007    1.600       1.687      362,331
                                                                          2006    1.540       1.600      302,457
 MIST Pyramis(Reg. TM) Managed Risk Subaccount (Class B) (4/13).......... 2014   10.772      11.569           --
                                                                          2013   10.217      10.772           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014    1.387       1.553      231,421

                        GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.049       1.387       224,383
                                                                            2012   0.899       1.049       218,266
                                                                            2011   0.948       0.899       272,633
                                                                            2010   0.819       0.948       335,717
                                                                            2009   0.700       0.819       383,584
                                                                            2008   1.111       0.700       344,914
                                                                            2007   1.081       1.111       323,935
                                                                            2006   1.001       1.081       238,788
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............ 2014   1.616       1.768       121,758
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................... 2007   1.382       1.452            --
                                                                            2006   1.301       1.382        41,400
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................... 2014   1.743       1.958           295
                                                                            2013   1.314       1.743        76,800
                                                                            2012   1.171       1.314        71,598
                                                                            2011   1.182       1.171        55,400
                                                                            2010   1.063       1.182       100,710
                                                                            2009   0.902       1.063       108,152
                                                                            2008   1.455       0.902        92,630
                                                                            2007   1.440       1.455        49,767
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.666       1.721            --
                                                                            2006   1.615       1.666     3,159,459
                                                                            2005   1.601       1.615     3,084,611
 MetLife Investment International Stock Subaccount (Class I) (3/97)........ 2007   1.891       2.031            --
                                                                            2006   1.512       1.891     1,647,916
                                                                            2005   1.334       1.512     1,941,264
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.369       1.431            --
                                                                            2006   1.230       1.369     3,400,027
                                                                            2005   1.167       1.230     3,599,368
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.803       1.802            --
                                                                            2006   1.604       1.803     1,232,826
                                                                            2005   1.513       1.604     1,316,120
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2014   2.099       2.196       217,718
                                                                            2013   2.174       2.099       243,589
                                                                            2012   2.117       2.174       254,615
                                                                            2011   1.992       2.117       287,632
                                                                            2010   1.900       1.992       304,159
                                                                            2009   1.827       1.900       328,897
                                                                            2008   1.744       1.827       426,703
                                                                            2007   1.720       1.744       499,566
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2014   1.835       1.943       222,669
                                                                            2013   1.871       1.835       271,021
                                                                            2012   1.760       1.871       314,653
                                                                            2011   1.671       1.760       345,369
                                                                            2010   1.560       1.671       315,228
                                                                            2009   1.441       1.560       351,895
                                                                            2008   1.510       1.441       379,320
                                                                            2007   1.437       1.510       332,369
                                                                            2006   1.379       1.437       447,838
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 2014   1.649       1.775       347,449
                                                                            2013   1.243       1.649       458,293
                                                                            2012   1.099       1.243       477,138
                                                                            2011   1.221       1.099       502,741
                                                                            2010   1.031       1.221       595,483
                                                                            2009   0.816       1.031       916,928
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2009   2.070       2.794            --
                                                                            2008   3.194       2.070            --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 2014   1.670       1.811        16,096
                                                                            2013   1.282       1.670        24,187
                                                                            2012   1.138       1.282        29,043
                                                                            2011   1.128       1.138         9,497
                                                                            2010   1.048       1.128         6,667
                                                                            2009   0.954       1.048         5,411
                                                                            2008   1.396       0.954            --

                      GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   1.189       1.175       658,118
                                                                        2013   1.203       1.189     2,505,635
                                                                        2012   1.217       1.203     2,597,547
                                                                        2011   1.231       1.217     2,588,171
                                                                        2010   1.245       1.231     2,791,932
                                                                        2009   1.254       1.245     2,805,600
                                                                        2008   1.233       1.254     3,192,687
                                                                        2007   1.188       1.233     3,278,590
                                                                        2006   1.158       1.188     3,215,541
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *........ 2009   0.645       0.639            --
                                                                        2008   1.092       0.645         1,731
                                                                        2007   1.150       1.092         4,408
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.760       0.795            --
                                                                        2008   1.394       0.760     1,168,891
                                                                        2007   1.356       1.394     1,224,247
                                                                        2006   1.334       1.356     1,320,970
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.459       1.609            --
                                                                        2012   1.277       1.459       125,105
                                                                        2011   1.377       1.277       152,347
                                                                        2010   1.217       1.377       164,483
                                                                        2009   1.012       1.217       269,013
                                                                        2008   1.678       1.012       274,630
                                                                        2007   1.631       1.678       338,801
                                                                        2006   1.585       1.631       382,714
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.934       2.123       155,329
                                                                        2013   1.475       1.934       161,467
                                                                        2012   1.346       1.475       173,731
                                                                        2011   1.405       1.346       177,509
                                                                        2010   1.234       1.405       218,821
                                                                        2009   0.837       1.234       316,288
                                                                        2008   1.560       0.837       356,043
                                                                        2007   1.310       1.560       332,537
                                                                        2006   1.338       1.310       388,150
 MSF Jennison Growth Subaccount (Class A) (4/12)....................... 2014   1.268       1.367       111,795
                                                                        2013   0.936       1.268       104,348
                                                                        2012   0.970       0.936       177,690
 MSF Jennison Growth Subaccount (Class B) (4/08)....................... 2012   0.857       0.979            --
                                                                        2011   0.865       0.857        31,904
                                                                        2010   0.786       0.865        34,134
                                                                        2009   0.570       0.786        30,990
                                                                        2008   0.858       0.570        45,078
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)......... 2011   0.981       1.065            --
                                                                        2010   0.858       0.981       376,649
                                                                        2009   0.660       0.858       385,597
                                                                        2008   1.121       0.660       417,149
                                                                        2007   1.098       1.121       310,613
                                                                        2006   1.000       1.098         2,538
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (2/06)........... 2014   1.368       1.413       167,916
                                                                        2013   1.327       1.368       440,115
                                                                        2012   1.229       1.327       347,794
                                                                        2011   1.204       1.229       332,770
                                                                        2010   1.107       1.204       368,759
                                                                        2009   0.929       1.107       447,744
                                                                        2008   1.098       0.929       200,478
                                                                        2007   1.052       1.098       180,965
                                                                        2006   1.000       1.052        25,702
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (2/06)........... 2014   1.398       1.450     1,255,698
                                                                        2013   1.275       1.398     1,357,838
                                                                        2012   1.157       1.275     1,346,351
                                                                        2011   1.158       1.157     1,487,486
                                                                        2010   1.051       1.158     1,494,445
                                                                        2009   0.859       1.051     1,374,926
                                                                        2008   1.109       0.859     1,572,585
                                                                        2007   1.070       1.109     1,363,809
                                                                        2006   1.000       1.070        99,260
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (2/06)........... 2014   1.409       1.463     4,086,334

                      GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013    1.208       1.409    4,848,741
                                                                        2012    1.079       1.208    4,921,137
                                                                        2011    1.107       1.079    4,808,567
                                                                        2010    0.989       1.107    4,765,998
                                                                        2009    0.791       0.989    4,738,265
                                                                        2008    1.121       0.791    5,929,292
                                                                        2007    1.087       1.121    5,364,482
                                                                        2006    1.000       1.087      160,226
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (2/06)........... 2014    1.403       1.460    2,845,003
                                                                        2013    1.142       1.403    2,856,847
                                                                        2012    1.001       1.142    3,128,957
                                                                        2011    1.052       1.001    2,991,247
                                                                        2010    0.928       1.052    3,104,348
                                                                        2009    0.727       0.928    3,568,201
                                                                        2008    1.134       0.727    4,543,502
                                                                        2007    1.105       1.134    4,050,840
                                                                        2006    1.000       1.105       97,071
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)........... 2014   25.885      27.947          476
                                                                        2013   22.194      25.885          304
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *................. 2014    2.891       3.240      619,430
                                                                        2013    2.214       2.891      701,377
                                                                        2012    1.935       2.214      698,925
                                                                        2011    1.921       1.935      715,941
                                                                        2010    1.692       1.921      697,013
                                                                        2009    1.356       1.692    1,021,123
                                                                        2008    2.180       1.356      824,665
                                                                        2007    2.197       2.180      892,378
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2014    2.813       3.015    1,175,069
                                                                        2013    2.396       2.813    1,340,382
                                                                        2012    2.177       2.396    1,512,010
                                                                        2011    2.154       2.177    1,626,988
                                                                        2010    1.984       2.154    1,746,941
                                                                        2009    1.695       1.984    2,269,079
                                                                        2008    2.207       1.695    2,484,195
                                                                        2007    2.144       2.207    2,565,350
                                                                        2006    1.999       2.144    2,442,765
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2014    2.044       2.239    1,233,695
                                                                        2013    1.523       2.044    1,410,861
                                                                        2012    1.321       1.523    1,541,857
                                                                        2011    1.325       1.321    1,632,316
                                                                        2010    1.203       1.325    1,772,834
                                                                        2009    1.007       1.203    1,913,290
                                                                        2008    1.510       1.007    2,054,169
                                                                        2007    1.419       1.510    2,268,880
                                                                        2006    1.280       1.419    1,920,734
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *........... 2014    1.902       1.767      329,597
                                                                        2013    1.578       1.902      421,639
                                                                        2012    1.349       1.578      419,177
                                                                        2011    1.560       1.349      409,104
                                                                        2010    1.459       1.560      405,607
                                                                        2009    1.147       1.459      426,910
                                                                        2008    2.003       1.147      446,421
                                                                        2007    2.051       2.003      368,700
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).............. 2014    3.354       3.316      127,267
                                                                        2013    2.677       3.354      139,118
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *........ 2014    2.746       2.852      241,869
                                                                        2013    2.005       2.746      283,372
                                                                        2012    1.743       2.005      302,245
                                                                        2011    1.839       1.743      306,203
                                                                        2010    1.466       1.839      342,008
                                                                        2009    1.176       1.466      354,741
                                                                        2008    1.790       1.176      514,574
                                                                        2007    1.842       1.790      479,012
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2014    2.284       2.457       31,532

                           GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.665       2.284        13,875
                                                                                   2012   1.419       1.665         9,522
                                                                                   2011   1.455       1.419        23,928
                                                                                   2010   1.261       1.455        25,576
                                                                                   2009   0.892       1.261        13,023
                                                                                   2008   1.457       0.892        13,043
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2014   3.055       3.221       344,412
                                                                                   2013   2.144       3.055       334,477
                                                                                   2012   1.871       2.144       388,949
                                                                                   2011   1.866       1.871       401,193
                                                                                   2010   1.401       1.866       444,326
                                                                                   2009   1.023       1.401       539,837
                                                                                   2008   1.551       1.023       646,804
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   2.165       2.251            --
                                                                                   2006   2.032       2.165       365,145
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.999       2.034       175,057
                                                                                   2013   2.034       1.999       270,128
                                                                                   2012   1.987       2.034       336,737
                                                                                   2011   1.902       1.987       339,470
                                                                                   2010   1.816       1.902       349,233
                                                                                   2009   1.758       1.816       408,689
                                                                                   2008   1.782       1.758       484,798
                                                                                   2007   1.725       1.782       670,477
                                                                                   2006   1.662       1.725       639,799
 MSF WMC Balanced Subaccount (Class A) (4/07)..................................... 2014   2.255       2.465       239,913
                                                                                   2013   1.892       2.255       246,649
                                                                                   2012   1.703       1.892       308,424
                                                                                   2011   1.659       1.703       307,575
                                                                                   2010   1.531       1.659       354,602
                                                                                   2009   1.320       1.531       475,581
                                                                                   2008   1.776       1.320        80,729
                                                                                   2007   1.757       1.776       188,221
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.605       1.755       242,663
                                                                                   2013   1.214       1.605       270,717
                                                                                   2012   1.088       1.214       309,571
                                                                                   2011   1.147       1.088       303,370
                                                                                   2010   1.036       1.147       332,691
                                                                                   2009   0.794       1.036       379,785
                                                                                   2008   1.282       0.794       466,832
Money Market Portfolio
 Money Market Subaccount (9/98)................................................... 2006   1.146       1.158            --
                                                                                   2005   1.127       1.146     1,320,152
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.124       1.190            --
                                                                                   2005   1.076       1.124            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05).................. 2007   0.994       1.016            --
                                                                                   2006   0.999       0.994            --
                                                                                   2005   1.000       0.999            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).................. 2009   1.418       1.467            --
                                                                                   2008   1.368       1.418       315,874
                                                                                   2007   1.273       1.368       228,125
                                                                                   2006   1.240       1.273       198,678
                                                                                   2005   1.224       1.240       155,217
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01).......................... 2008   0.990       0.920            --
                                                                                   2007   0.908       0.990            --
                                                                                   2006   0.827       0.908         8,677
                                                                                   2005   0.780       0.827        15,111
 Putnam VT International Equity Subaccount (Class IB) (7/01)...................... 2007   1.429       1.549            --
                                                                                   2006   1.132       1.429        45,624
                                                                                   2005   1.020       1.132        44,320
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01)........................... 2007   1.995       2.134            --
                                                                                   2006   1.721       1.995       232,931
                                                                                   2005   1.626       1.721       146,395

                       GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01).................... 2006   0.942       1.005            --
                                                                          2005   0.876       0.942        47,271
 Travelers Convertible Securities Subaccount (8/99)...................... 2006   1.432       1.528            --
                                                                          2005   1.443       1.432        19,865
 Travelers Disciplined Mid Cap Stock Subaccount (9/98)................... 2006   2.264       2.476            --
                                                                          2005   2.037       2.264       371,108
 Travelers Equity Income Subaccount (7/97)............................... 2006   1.506       1.585            --
                                                                          2005   1.458       1.506       365,688
 Travelers Federated High Yield Subaccount (10/97)....................... 2006   1.338       1.374            --
                                                                          2005   1.320       1.338        14,688
 Travelers Federated Stock Subaccount (7/97)............................. 2006   1.548       1.605            --
                                                                          2005   1.487       1.548        71,923
 Travelers Large Cap Subaccount (7/97)................................... 2006   1.293       1.334            --
                                                                          2005   1.203       1.293       453,634
 Travelers Mercury Large Cap Core Subaccount (10/98)..................... 2006   1.224       1.301            --
                                                                          2005   1.105       1.224        20,460
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (9/98)................. 2006   1.263       1.338            --
                                                                          2005   1.239       1.263       340,916
 Travelers MFS(Reg. TM) Total Return Subaccount (3/97)................... 2006   1.934       1.999            --
                                                                          2005   1.900       1.934     2,332,491
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.183       1.280            --
                                                                          2005   1.124       1.183     1,774,906
 Travelers Mondrian International Stock Subaccount (8/97)................ 2006   1.135       1.305            --
                                                                          2005   1.048       1.135        87,375
 Travelers Pioneer Fund Subaccount (3/97)................................ 2006   1.342       1.426            --
                                                                          2005   1.281       1.342       174,734
 Travelers Pioneer Mid Cap Value Subaccount (8/05)....................... 2006   1.007       1.061            --
                                                                          2005   1.000       1.007            --
 Travelers Pioneer Strategic Income Subaccount (10/96)................... 2006   1.522       1.540            --
                                                                          2005   1.485       1.522       218,154
 Travelers Quality Bond Subaccount (9/97)................................ 2006   1.390       1.379            --
                                                                          2005   1.383       1.390       429,437
 Travelers Strategic Equity Subaccount (3/97)............................ 2006   1.483       1.550            --
                                                                          2005   1.470       1.483       757,966
 Travelers Style Focus Series: Small Cap Growth Subaccount (7/05)........ 2006   1.028       1.185            --
                                                                          2005   1.000       1.028            --
 Travelers Style Focus Series: Small Cap Value Subaccount (3/06)......... 2006   1.000       1.035            --
 Travelers U.S. Government Securities Subaccount (10/96)................. 2006   1.721       1.662            --
                                                                          2005   1.669       1.721       648,697
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)........... 2014   2.419       2.614       150,155
                                                                          2013   2.061       2.419       152,619
                                                                          2012   1.884       2.061       185,737
                                                                          2011   1.906       1.884       151,574
                                                                          2010   1.719       1.906       163,185
                                                                          2009   1.415       1.719       186,027
                                                                          2008   1.914       1.415       257,988
                                                                          2007   1.746       1.914       386,633
                                                                          2006   1.640       1.746       363,311
                                                                          2005   1.589       1.640       394,874
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)...................... 2009   1.053       1.023            --
                                                                          2008   1.659       1.053       145,603
                                                                          2007   1.719       1.659       146,226
                                                                          2006   1.498       1.719       124,551
                                                                          2005   1.455       1.498       138,328
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2009   0.569       0.584            --

               GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                     UNIT      UNIT     NUMBER OF
                                                                    VALUE      VALUE      UNITS
                                                                      AT        AT     OUTSTANDING
                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                             YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------- ------ ----------- -------- ------------
                                                          2008   1.010       0.569        8,318
                                                          2007   0.909       1.010        6,848
                                                          2006   0.861       0.909        5,763
                                                          2005   0.807       0.861       10,445
Wells Fargo Variable Trust
 Wells Fargo VT Small Cap Value Subaccount (9/98)........ 2014   2.486       2.567       23,110
                                                          2013   2.191       2.486       32,955
                                                          2012   1.945       2.191       32,858
                                                          2011   2.121       1.945       31,033
                                                          2010   1.830       2.121       33,357
                                                          2009   1.156       1.830       36,194
                                                          2008   2.108       1.156       32,671
                                                          2007   2.148       2.108       28,034
                                                          2006   1.877       2.148       26,730
                                                          2005   1.630       1.877       24,512


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2014.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 2/25/05 The Travelers Series Trust-MFS(Reg. TM) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mutual Shares Securities Fund merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/Aim Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust -Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(Reg.
TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(Reg. TM) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/30/2007, Fidelity(Reg. TM) Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Fidelity(Reg. TM) Variable Insurance Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio - Class B and is no longer available as a funding option.


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Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife
Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio was merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.


Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive
Balanced Fund.


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